UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note

The sole purpose of this amended Form N-CSR is to remove the inclusion of unaudited on the headers of the Notes to Financial Statements pages in the Annual Financial Statements and Additional Information for the American Beacon Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund as included under Item 7(a) of this N-CSR filing.

Item 1. Reports to Shareholders

American Beacon

ARK Transformational Innovation Fund

Class A: ADNAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.40%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 50.52% (with sales charges) and 59.74% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR
01/2017	$9,425	$10,000
01/2017	$9,500	$9,932
02/2017	$9,802	$10,326
03/2017	$10,141	$10,338
04/2017	$10,622	$10,444
05/2017	$11,894	$10,591
06/2017	$12,130	$10,657
07/2017	$12,385	$10,876
08/2017	$14,138	$10,910
09/2017	$14,090	$11,135
10/2017	$14,590	$11,395
11/2017	$15,533	$11,744
12/2017	$15,861	$11,875
01/2018	$17,003	$12,554
02/2018	$17,081	$12,092
03/2018	$16,017	$11,784
04/2018	$16,251	$11,830
05/2018	$17,775	$12,115
06/2018	$18,165	$12,189
07/2018	$18,029	$12,643
08/2018	$19,943	$13,055
09/2018	$18,966	$13,129
10/2018	$17,120	$12,232
11/2018	$17,745	$12,481
12/2018	$15,388	$11,354
01/2019	$17,538	$12,264
02/2019	$18,839	$12,658
03/2019	$18,933	$12,904
04/2019	$19,216	$13,426
05/2019	$16,688	$12,573
06/2019	$19,321	$13,459
07/2019	$19,583	$13,652
08/2019	$17,937	$13,436
09/2019	$17,370	$13,687
10/2019	$17,947	$13,984
11/2019	$20,244	$14,492
12/2019	$20,312	$14,929
01/2020	$21,157	$14,923
02/2020	$21,752	$13,695
03/2020	$18,795	$12,003
04/2020	$22,987	$13,542
05/2020	$26,010	$14,187
06/2020	$29,303	$14,469
07/2020	$33,246	$15,285
08/2020	$38,706	$16,384
09/2020	$37,460	$15,761
10/2020	$37,363	$15,342
11/2020	$45,552	$17,021
12/2020	$50,167	$17,676
01/2021	$54,351	$17,497
02/2021	$52,504	$17,980
03/2021	$48,341	$18,767
04/2021	$48,885	$19,769
05/2021	$45,298	$19,907
06/2021	$52,167	$20,371
07/2021	$48,287	$20,855
08/2021	$49,211	$21,490
09/2021	$45,113	$20,490
10/2021	$49,591	$21,926
11/2021	$43,081	$21,774
12/2021	$38,699	$22,750
01/2022	$30,883	$21,572
02/2022	$28,850	$20,926
03/2022	$27,230	$21,703
04/2022	$19,527	$19,811
05/2022	$18,291	$19,847
06/2022	$16,486	$18,209
07/2022	$18,277	$19,888
08/2022	$17,140	$19,077
09/2022	$15,477	$17,320
10/2022	$15,846	$18,722
11/2022	$15,520	$19,768
12/2022	$13,024	$18,629
01/2023	$16,622	$19,800
02/2023	$16,498	$19,317
03/2023	$16,856	$20,026
04/2023	$15,049	$20,339
05/2023	$16,872	$20,427
06/2023	$18,383	$21,777
07/2023	$21,000	$22,476
08/2023	$18,258	$22,118
09/2023	$16,513	$21,064
10/2023	$14,644	$20,621
11/2023	$19,193	$22,504
12/2023	$21,826	$23,527
01/2024	$18,944	$23,922
02/2024	$21,249	$25,199
03/2024	$20,766	$26,010
04/2024	$18,118	$24,948
05/2024	$17,682	$26,185
06/2024	$18,305	$27,124
07/2024	$18,928	$27,454
08/2024	$18,679	$28,120
09/2024	$19,816	$28,721
10/2024	$19,146	$28,461
11/2024	$24,116	$30,131
12/2024	$23,633	$29,413
01/2025	$26,141	$30,232
02/2025	$23,181	$29,838
03/2025	$19,832	$28,156
04/2025	$21,234	$27,965
05/2025	$23,462	$29,726
06/2025	$29,241	$31,237

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class A without Sales ChargeFootnote Reference1	59.74%	(0.04)%	14.39%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	50.52%	(1.22)%	13.59%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_A 0625

Class A: ADNAX

American Beacon

ARK Transformational Innovation Fund

Class C: ADNCX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$279	2.16%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 57.53% (with sales charges) and 58.53% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,597	$12,264
02/2019	$19,966	$12,658
03/2019	$20,055	$12,904
04/2019	$20,333	$13,426
05/2019	$17,651	$12,573
06/2019	$20,422	$13,459
07/2019	$20,689	$13,652
08/2019	$18,942	$13,436
09/2019	$18,330	$13,687
10/2019	$18,931	$13,984
11/2019	$21,335	$14,492
12/2019	$21,387	$14,929
01/2020	$22,271	$14,923
02/2020	$22,879	$13,695
03/2020	$19,745	$12,003
04/2020	$24,153	$13,542
05/2020	$27,310	$14,187
06/2020	$30,743	$14,469
07/2020	$34,852	$15,285
08/2020	$40,558	$16,384
09/2020	$39,226	$15,761
10/2020	$39,100	$15,342
11/2020	$47,652	$17,021
12/2020	$52,439	$17,676
01/2021	$56,769	$17,497
02/2021	$54,823	$17,980
03/2021	$50,446	$18,767
04/2021	$50,976	$19,769
05/2021	$47,210	$19,907
06/2021	$54,316	$20,371
07/2021	$50,250	$20,855
08/2021	$51,172	$21,490
09/2021	$46,899	$20,490
10/2021	$51,506	$21,926
11/2021	$44,722	$21,774
12/2021	$40,139	$22,750
01/2022	$32,030	$21,572
02/2022	$29,887	$20,926
03/2022	$28,193	$21,703
04/2022	$20,204	$19,811
05/2022	$18,915	$19,847
06/2022	$17,042	$18,209
07/2022	$18,870	$19,888
08/2022	$17,686	$19,077
09/2022	$15,963	$17,320
10/2022	$16,337	$18,722
11/2022	$15,978	$19,768
12/2022	$13,405	$18,629
01/2023	$17,094	$19,800
02/2023	$16,946	$19,317
03/2023	$17,325	$20,026
04/2023	$15,447	$20,339
05/2023	$17,308	$20,427
06/2023	$18,840	$21,777
07/2023	$21,507	$22,476
08/2023	$18,691	$22,118
09/2023	$16,896	$21,064
10/2023	$14,986	$20,621
11/2023	$19,614	$22,504
12/2023	$22,298	$23,527
01/2024	$19,334	$23,922
02/2024	$21,672	$25,199
03/2024	$21,178	$26,010
04/2024	$18,461	$24,948
05/2024	$18,000	$26,185
06/2024	$18,626	$27,124
07/2024	$19,251	$27,454
08/2024	$18,988	$28,120
09/2024	$20,124	$28,721
10/2024	$19,416	$28,461
11/2024	$24,455	$30,131
12/2024	$23,945	$29,413
01/2025	$26,481	$30,232
02/2025	$23,467	$29,838
03/2025	$20,075	$28,156
04/2025	$21,475	$27,965
05/2025	$23,714	$29,726
06/2025	$29,528	$31,237

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class C without Deferred Sales ChargeFootnote Reference1	58.53%	(0.80)%	13.72%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	57.53%	(0.80)%	13.72%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_C 0625

Class C: ADNCX

American Beacon

ARK Transformational Innovation Fund

Class R5: ADNIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$137	1.05%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 60.22% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR
01/2017	$250,000	$250,000
01/2017	$252,000	$248,289
02/2017	$260,000	$258,148
03/2017	$269,000	$258,449
04/2017	$281,750	$261,103
05/2017	$315,500	$264,778
06/2017	$321,750	$266,431
07/2017	$328,500	$271,909
08/2017	$375,000	$272,742
09/2017	$373,750	$278,368
10/2017	$387,000	$284,863
11/2017	$412,000	$293,600
12/2017	$420,702	$296,864
01/2018	$451,011	$313,861
02/2018	$453,084	$302,293
03/2018	$424,847	$294,611
04/2018	$431,064	$295,741
05/2018	$471,476	$302,863
06/2018	$481,838	$304,727
07/2018	$478,212	$316,068
08/2018	$528,986	$326,367
09/2018	$503,081	$328,224
10/2018	$454,120	$305,790
11/2018	$470,699	$312,022
12/2018	$408,171	$283,849
01/2019	$465,061	$306,595
02/2019	$499,857	$316,440
03/2019	$502,619	$322,589
04/2019	$510,075	$335,650
05/2019	$442,967	$314,320
06/2019	$513,389	$336,472
07/2019	$520,570	$341,308
08/2019	$476,659	$335,902
09/2019	$462,023	$342,187
10/2019	$477,488	$349,598
11/2019	$538,796	$362,288
12/2019	$540,571	$373,223
01/2020	$563,380	$373,076
02/2020	$579,346	$342,365
03/2020	$500,655	$300,079
04/2020	$612,704	$338,547
05/2020	$693,390	$354,671
06/2020	$781,490	$361,725
07/2020	$886,696	$382,120
08/2020	$1,032,958	$409,588
09/2020	$1,000,170	$394,025
10/2020	$997,604	$383,546
11/2020	$1,216,854	$425,530
12/2020	$1,340,451	$441,891
01/2021	$1,452,728	$437,430
02/2021	$1,403,750	$449,492
03/2021	$1,292,905	$469,178
04/2021	$1,307,799	$494,217
05/2021	$1,212,421	$497,669
06/2021	$1,396,303	$509,287
07/2021	$1,292,905	$521,385
08/2021	$1,317,823	$537,238
09/2021	$1,208,697	$512,251
10/2021	$1,328,707	$548,141
11/2021	$1,154,850	$544,343
12/2021	$1,037,513	$568,738
01/2022	$828,361	$539,307
02/2022	$774,011	$523,160
03/2022	$730,907	$542,585
04/2022	$524,004	$495,270
05/2022	$491,394	$496,179
06/2022	$443,042	$455,222
07/2022	$491,394	$497,196
08/2022	$461,033	$476,919
09/2022	$416,429	$432,996
10/2022	$426,924	$468,052
11/2022	$417,929	$494,208
12/2022	$351,398	$465,735
01/2023	$448,166	$494,999
02/2023	$444,886	$482,921
03/2023	$455,137	$500,651
04/2023	$405,933	$508,466
05/2023	$455,137	$510,676
06/2023	$496,140	$544,419
07/2023	$566,666	$561,908
08/2023	$493,270	$552,962
09/2023	$446,116	$526,598
10/2023	$395,682	$515,525
11/2023	$518,692	$562,606
12/2023	$590,038	$588,165
01/2024	$512,541	$598,049
02/2024	$574,456	$629,982
03/2024	$561,745	$650,251
04/2024	$490,400	$623,692
05/2024	$478,509	$654,618
06/2024	$495,730	$678,107
07/2024	$512,541	$686,361
08/2024	$506,391	$703,010
09/2024	$537,143	$718,024
10/2024	$518,692	$711,513
11/2024	$653,593	$753,279
12/2024	$640,882	$735,322
01/2025	$709,357	$755,799
02/2025	$629,401	$745,938
03/2025	$538,373	$703,908
04/2025	$576,506	$699,135
05/2025	$637,191	$743,142
06/2025	$794,234	$780,933

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class R5Footnote Reference1	60.22%	0.32%	14.71%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_R5 0625

Class R5: ADNIX

American Beacon

ARK Transformational Innovation Fund

Class Y: ADNYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$148	1.14%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 60.17% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR
01/2017	$100,000	$100,000
01/2017	$100,800	$99,316
02/2017	$104,000	$103,259
03/2017	$107,600	$103,380
04/2017	$112,700	$104,441
05/2017	$126,200	$105,911
06/2017	$128,700	$106,572
07/2017	$131,300	$108,764
08/2017	$149,900	$109,097
09/2017	$149,400	$111,347
10/2017	$154,600	$113,945
11/2017	$164,600	$117,440
12/2017	$168,081	$118,746
01/2018	$180,205	$125,544
02/2018	$181,034	$120,917
03/2018	$169,635	$117,844
04/2018	$172,226	$118,297
05/2018	$188,288	$121,145
06/2018	$192,433	$121,891
07/2018	$190,982	$126,427
08/2018	$211,189	$130,547
09/2018	$200,930	$131,290
10/2018	$181,345	$122,316
11/2018	$187,977	$124,809
12/2018	$162,965	$113,540
01/2019	$185,614	$122,638
02/2019	$199,535	$126,576
03/2019	$200,530	$129,035
04/2019	$203,513	$134,260
05/2019	$176,775	$125,728
06/2019	$204,728	$134,589
07/2019	$207,601	$136,523
08/2019	$190,254	$134,361
09/2019	$184,288	$136,875
10/2019	$190,475	$139,839
11/2019	$214,893	$144,915
12/2019	$215,602	$149,289
01/2020	$224,614	$149,231
02/2020	$231,002	$136,946
03/2020	$199,632	$120,031
04/2020	$244,235	$135,419
05/2020	$276,404	$141,868
06/2020	$311,539	$144,690
07/2020	$353,519	$152,848
08/2020	$411,697	$163,835
09/2020	$398,579	$157,610
10/2020	$397,552	$153,418
11/2020	$484,934	$170,212
12/2020	$534,140	$176,757
01/2021	$578,823	$174,972
02/2021	$559,231	$179,797
03/2021	$515,006	$187,671
04/2021	$520,964	$197,687
05/2021	$482,925	$199,068
06/2021	$556,023	$203,715
07/2021	$514,777	$208,554
08/2021	$524,745	$214,895
09/2021	$481,207	$204,901
10/2021	$529,098	$219,256
11/2021	$459,667	$217,737
12/2021	$412,982	$227,495
01/2022	$329,786	$215,723
02/2022	$308,050	$209,264
03/2022	$290,812	$217,034
04/2022	$208,665	$198,108
05/2022	$195,623	$198,472
06/2022	$176,286	$182,089
07/2022	$195,473	$198,878
08/2022	$183,331	$190,768
09/2022	$165,643	$173,198
10/2022	$169,690	$187,221
11/2022	$166,242	$197,683
12/2022	$139,620	$186,294
01/2023	$178,340	$197,999
02/2023	$176,863	$193,168
03/2023	$180,965	$200,260
04/2023	$161,441	$203,386
05/2023	$180,965	$204,270
06/2023	$197,207	$217,767
07/2023	$225,263	$224,763
08/2023	$195,895	$221,185
09/2023	$177,191	$210,639
10/2023	$157,339	$206,210
11/2023	$206,067	$225,042
12/2023	$234,450	$235,266
01/2024	$203,606	$239,220
02/2024	$228,216	$251,993
03/2024	$223,294	$260,101
04/2024	$194,746	$249,477
05/2024	$190,153	$261,847
06/2024	$196,879	$271,243
07/2024	$203,606	$274,544
08/2024	$200,981	$281,204
09/2024	$213,286	$287,210
10/2024	$206,067	$284,605
11/2024	$259,552	$301,312
12/2024	$254,466	$294,129
01/2025	$281,537	$302,320
02/2025	$249,708	$298,375
03/2025	$213,778	$281,563
04/2025	$228,872	$279,654
05/2025	$252,990	$297,257
06/2025	$315,335	$312,373

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
Class YFootnote Reference1	60.17%	0.24%	14.61%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_Y 0625

Class Y: ADNYX

American Beacon

ARK Transformational Innovation Fund

Investor Class: ADNPX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$179	1.38%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 59.76% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,750	$10,338
04/2017	$11,260	$10,444
05/2017	$12,610	$10,591
06/2017	$12,850	$10,657
07/2017	$13,120	$10,876
08/2017	$14,970	$10,910
09/2017	$14,920	$11,135
10/2017	$15,430	$11,395
11/2017	$16,430	$11,744
12/2017	$16,768	$11,875
01/2018	$17,970	$12,554
02/2018	$18,053	$12,092
03/2018	$16,913	$11,784
04/2018	$17,172	$11,830
05/2018	$18,768	$12,115
06/2018	$19,182	$12,189
07/2018	$19,037	$12,643
08/2018	$21,037	$13,055
09/2018	$20,011	$13,129
10/2018	$18,053	$12,232
11/2018	$18,706	$12,481
12/2018	$16,214	$11,257
01/2019	$18,469	$12,264
02/2019	$19,850	$12,658
03/2019	$19,950	$12,904
04/2019	$20,237	$13,426
05/2019	$17,573	$12,573
06/2019	$20,348	$13,459
07/2019	$20,635	$13,652
08/2019	$18,889	$13,436
09/2019	$18,303	$13,687
10/2019	$18,911	$13,984
11/2019	$21,331	$14,492
12/2019	$21,391	$14,929
01/2020	$22,293	$14,923
02/2020	$22,909	$13,695
03/2020	$19,793	$12,003
04/2020	$24,222	$13,542
05/2020	$27,407	$14,187
06/2020	$30,877	$14,469
07/2020	$35,020	$15,285
08/2020	$40,785	$16,384
09/2020	$39,472	$15,761
10/2020	$39,369	$15,342
11/2020	$47,999	$17,021
12/2020	$52,873	$17,676
01/2021	$57,272	$17,497
02/2021	$55,336	$17,980
03/2021	$50,948	$18,767
04/2021	$51,521	$19,769
05/2021	$47,751	$19,907
06/2021	$54,969	$20,371
07/2021	$50,891	$20,855
08/2021	$51,864	$21,490
09/2021	$47,545	$20,490
10/2021	$52,265	$21,926
11/2021	$45,403	$21,774
12/2021	$40,786	$22,750
01/2022	$32,554	$21,572
02/2022	$30,399	$20,926
03/2022	$28,708	$21,703
04/2022	$20,580	$19,811
05/2022	$19,293	$19,847
06/2022	$17,392	$18,209
07/2022	$19,263	$19,888
08/2022	$18,081	$19,077
09/2022	$16,329	$17,320
10/2022	$16,734	$18,722
11/2022	$16,374	$19,768
12/2022	$13,762	$18,629
01/2023	$17,552	$19,800
02/2023	$17,420	$19,317
03/2023	$17,814	$20,026
04/2023	$15,878	$20,339
05/2023	$17,814	$20,427
06/2023	$19,389	$21,777
07/2023	$22,161	$22,476
08/2023	$19,274	$22,118
09/2023	$17,420	$21,064
10/2023	$15,468	$20,621
11/2023	$20,258	$22,504
12/2023	$23,047	$23,527
01/2024	$19,996	$23,922
02/2024	$22,423	$25,199
03/2024	$21,915	$26,010
04/2024	$19,126	$24,948
05/2024	$18,667	$26,185
06/2024	$19,323	$27,124
07/2024	$19,979	$27,454
08/2024	$19,733	$28,120
09/2024	$20,931	$28,721
10/2024	$20,209	$28,461
11/2024	$25,458	$30,131
12/2024	$24,949	$29,413
01/2025	$27,590	$30,232
02/2025	$24,474	$29,838
03/2025	$20,947	$28,156
04/2025	$22,423	$27,965
05/2025	$24,769	$29,726
06/2025	$30,871	$31,237

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
Investor ClassFootnote Reference1	59.76%	0.00%	14.32%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_Investor 0625

Investor Class: ADNPX

American Beacon

ARK Transformational Innovation Fund

Class R6: ADNRX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$137	1.05%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 60.23% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16%.

• The headwinds that once pressured disruptive technologies lessened due to broader market participation, favorable policy shifts around crypto, Artificial Intelligence, and healthcare, coupled with expectations for potential fiscal catalysts like tax cuts.

• The Fund’s investments in software and capital markets companies materially helped performance for the period. Conversely, its investments in biotechnology and semiconductors and semiconductor equipment companies detracted from performance.

Cumulative Performance from January 27, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR
01/2017	$10,000	$10,000
01/2017	$10,080	$9,932
02/2017	$10,400	$10,326
03/2017	$10,760	$10,338
04/2017	$11,270	$10,444
05/2017	$12,620	$10,591
06/2017	$12,870	$10,657
07/2017	$13,140	$10,876
08/2017	$15,000	$10,910
09/2017	$14,950	$11,135
10/2017	$15,480	$11,395
11/2017	$16,480	$11,744
12/2017	$16,828	$11,875
01/2018	$18,040	$12,554
02/2018	$18,123	$12,092
03/2018	$16,994	$11,784
04/2018	$17,243	$11,830
05/2018	$18,859	$12,115
06/2018	$19,274	$12,189
07/2018	$19,128	$12,643
08/2018	$21,159	$13,055
09/2018	$20,123	$13,129
10/2018	$18,165	$12,232
11/2018	$18,828	$12,481
12/2018	$16,327	$11,354
01/2019	$18,602	$12,264
02/2019	$19,994	$12,658
03/2019	$20,105	$12,904
04/2019	$20,403	$13,426
05/2019	$17,719	$12,573
06/2019	$20,536	$13,459
07/2019	$20,823	$13,652
08/2019	$19,066	$13,436
09/2019	$18,481	$13,687
10/2019	$19,100	$13,984
11/2019	$21,552	$14,492
12/2019	$21,623	$14,929
01/2020	$22,535	$14,923
02/2020	$23,174	$13,695
03/2020	$20,026	$12,003
04/2020	$24,508	$13,542
05/2020	$27,736	$14,187
06/2020	$31,260	$14,469
07/2020	$35,468	$15,285
08/2020	$41,318	$16,384
09/2020	$40,007	$15,761
10/2020	$39,904	$15,342
11/2020	$48,583	$17,021
12/2020	$53,508	$17,676
01/2021	$57,965	$17,497
02/2021	$56,040	$17,980
03/2021	$51,618	$18,767
04/2021	$52,214	$19,769
05/2021	$48,411	$19,907
06/2021	$55,754	$20,371
07/2021	$51,618	$20,855
08/2021	$52,626	$21,490
09/2021	$48,273	$20,490
10/2021	$53,073	$21,926
11/2021	$46,120	$21,774
12/2021	$41,428	$22,750
01/2022	$33,089	$21,572
02/2022	$30,914	$20,926
03/2022	$29,189	$21,703
04/2022	$20,939	$19,811
05/2022	$19,634	$19,847
06/2022	$17,699	$18,209
07/2022	$19,619	$19,888
08/2022	$18,404	$19,077
09/2022	$16,634	$17,320
10/2022	$17,039	$18,722
11/2022	$16,694	$19,768
12/2022	$14,032	$18,629
01/2023	$17,905	$19,800
02/2023	$17,774	$19,317
03/2023	$18,184	$20,026
04/2023	$16,215	$20,339
05/2023	$18,184	$20,427
06/2023	$19,809	$21,777
07/2023	$22,632	$22,476
08/2023	$19,694	$22,118
09/2023	$17,807	$21,064
10/2023	$15,804	$20,621
11/2023	$20,711	$22,504
12/2023	$23,567	$23,527
01/2024	$20,465	$23,922
02/2024	$22,943	$25,199
03/2024	$22,435	$26,010
04/2024	$19,579	$24,948
05/2024	$19,120	$26,185
06/2024	$19,809	$27,124
07/2024	$20,482	$27,454
08/2024	$20,219	$28,120
09/2024	$21,450	$28,721
10/2024	$20,728	$28,461
11/2024	$26,111	$30,131
12/2024	$25,602	$29,413
01/2025	$28,326	$30,232
02/2025	$25,126	$29,838
03/2025	$21,516	$28,156
04/2025	$23,025	$27,965
05/2025	$25,454	$29,726
06/2025	$31,740	$31,237

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (1/27/17)
R6 ClassFootnote Reference1	60.23%	0.31%	14.70%
S&P 500® Index TR	15.16%	16.64%	14.48%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$203,610,644
# of Portfolio Holdings	42
Portfolio Turnover Rate	46%
Total Management Fees Paid	$1,502,796

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Tesla, Inc.	9.5
Coinbase Global, Inc., Class A	8.0
Roku, Inc.	7.4
ROBLOX Corp., Class A	6.4
Robinhood Markets, Inc., Class A	5.5
CRISPR Therapeutics AG	5.1
Shopify, Inc., Class A	4.8
Tempus AI, Inc.	4.7
Circle Internet Group, Inc.	4.5
Palantir Technologies, Inc., Class A	4.1

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	85.2
Foreign Common Stocks	10.7
Securities Lending Collateral	2.1
Investment Companies	2.0

Sector Allocation - % Equities

Value	Value
Industrials	5.5
Consumer Discretionary	14.1
Financials	16.0
Communication Services	18.8
Health Care	22.6
Information Technology	23.0

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

ARK Transformational Innovation Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

ARK_R6 0625

Class R6: ADNRX

American Beacon

TwentyFour Strategic Income Fund

Class A: TFSAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.82% (with sales charges) and 7.90% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$9,625	$10,000	$10,000
04/2017	$9,740	$10,068	$10,008
05/2017	$9,866	$10,127	$10,017
06/2017	$9,873	$10,098	$10,026
07/2017	$10,030	$10,131	$10,037
08/2017	$10,056	$10,224	$10,048
09/2017	$10,100	$10,177	$10,058
10/2017	$10,216	$10,219	$10,069
11/2017	$10,221	$10,235	$10,079
12/2017	$10,269	$10,258	$10,087
01/2018	$10,358	$10,185	$10,100
02/2018	$10,296	$10,162	$10,109
03/2018	$10,272	$10,246	$10,120
04/2018	$10,338	$10,208	$10,139
05/2018	$10,266	$10,246	$10,160
06/2018	$10,217	$10,265	$10,179
07/2018	$10,320	$10,268	$10,199
08/2018	$10,335	$10,300	$10,220
09/2018	$10,361	$10,260	$10,239
10/2018	$10,312	$10,240	$10,256
11/2018	$10,181	$10,290	$10,274
12/2018	$10,171	$10,439	$10,296
01/2019	$10,382	$10,550	$10,323
02/2019	$10,461	$10,562	$10,347
03/2019	$10,565	$10,751	$10,371
04/2019	$10,710	$10,758	$10,394
05/2019	$10,721	$10,913	$10,418
06/2019	$10,938	$11,066	$10,444
07/2019	$10,992	$11,153	$10,465
08/2019	$11,113	$11,406	$10,488
09/2019	$11,143	$11,353	$10,508
10/2019	$11,208	$11,333	$10,531
11/2019	$11,262	$11,320	$10,547
12/2019	$11,351	$11,297	$10,564
01/2020	$11,526	$11,501	$10,585
02/2020	$11,435	$11,641	$10,607
03/2020	$10,318	$11,460	$10,617
04/2020	$10,724	$11,646	$10,651
05/2020	$11,075	$11,679	$10,660
06/2020	$11,314	$11,737	$10,664
07/2020	$11,519	$11,865	$10,668
08/2020	$11,687	$11,779	$10,671
09/2020	$11,639	$11,822	$10,673
10/2020	$11,669	$11,823	$10,675
11/2020	$12,089	$11,891	$10,677
12/2020	$12,225	$11,927	$10,679
01/2021	$12,237	$11,863	$10,681
02/2021	$12,259	$11,679	$10,684
03/2021	$12,310	$11,633	$10,685
04/2021	$12,411	$11,663	$10,687
05/2021	$12,457	$11,689	$10,690
06/2021	$12,528	$11,746	$10,691
07/2021	$12,532	$11,892	$10,693
08/2021	$12,606	$11,868	$10,694
09/2021	$12,572	$11,756	$10,694
10/2021	$12,467	$11,725	$10,696
11/2021	$12,364	$11,809	$10,696
12/2021	$12,495	$11,761	$10,697
01/2022	$12,284	$11,576	$10,697
02/2022	$11,947	$11,422	$10,695
03/2022	$11,947	$11,176	$10,691
04/2022	$11,712	$10,876	$10,690
05/2022	$11,505	$10,861	$10,697
06/2022	$10,782	$10,696	$10,696
07/2022	$11,157	$10,968	$10,705
08/2022	$10,998	$10,682	$10,726
09/2022	$10,249	$10,339	$10,739
10/2022	$10,409	$10,304	$10,765
11/2022	$10,837	$10,566	$10,790
12/2022	$10,916	$10,442	$10,826
01/2023	$11,377	$10,682	$10,868
02/2023	$11,343	$10,512	$10,902
03/2023	$11,038	$10,745	$10,947
04/2023	$11,151	$10,800	$10,984
05/2023	$11,189	$10,758	$11,030
06/2023	$11,260	$10,751	$11,079
07/2023	$11,430	$10,755	$11,126
08/2023	$11,427	$10,741	$11,176
09/2023	$11,324	$10,556	$11,224
10/2023	$11,245	$10,481	$11,277
11/2023	$11,740	$10,841	$11,328
12/2023	$12,180	$11,188	$11,381
01/2024	$12,313	$11,166	$11,434
02/2024	$12,300	$11,089	$11,481
03/2024	$12,516	$11,189	$11,534
04/2024	$12,389	$11,009	$11,584
05/2024	$12,572	$11,107	$11,636
06/2024	$12,683	$11,203	$11,688
07/2024	$12,896	$11,419	$11,742
08/2024	$13,037	$11,544	$11,799
09/2024	$13,170	$11,678	$11,859
10/2024	$13,111	$11,520	$11,907
11/2024	$13,256	$11,657	$11,953
12/2024	$13,224	$11,568	$12,004
01/2025	$13,348	$11,613	$12,048
02/2025	$13,495	$11,752	$12,087
03/2025	$13,368	$11,703	$12,133
04/2025	$13,385	$11,819	$12,176
05/2025	$13,486	$11,780	$12,218
06/2025	$13,685	$11,892	$12,263

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class A without Sales ChargeFootnote Reference1	7.90%	3.88%	4.36%
Class A with Maximum Sales Charge - 3.75%Footnote Reference1	3.82%	3.08%	3.88%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Banks
23.4
U.S. Treasury Obligations
17.7
Asset-Backed Obligations
15.5
Insurance
11.7
Foreign Sovereign Obligations
7.5
Savings & Loans
3.6
Diversified Financial Services
2.8
Pipelines
2.2
Telecommunications
2.1
REITS
1.6
0%
5%
10%
15%
20%
25%

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

United States
28.1
United Kingdom
21.9
Ireland
11.0
Germany
9.7
Spain
4.7
France
4.2
Cayman Islands
3.9
Netherlands
3.8
Italy
3.4
Jersey
1.5
0%
5%
10%
15%
20%
25%
30%

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Prior to July 1, 2024, the American Beacon TwentyFour Strategic Income Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.  Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SI_A 0625

Class A: TFSAX

American Beacon

TwentyFour Strategic Income Fund

Class C: TFGCX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 5.99% (with sales charges) and 6.99% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,251	$10,127	$10,017
06/2017	$10,258	$10,098	$10,026
07/2017	$10,421	$10,131	$10,037
08/2017	$10,448	$10,224	$10,048
09/2017	$10,494	$10,177	$10,058
10/2017	$10,615	$10,219	$10,069
11/2017	$10,620	$10,235	$10,079
12/2017	$10,669	$10,258	$10,087
01/2018	$10,762	$10,185	$10,100
02/2018	$10,697	$10,162	$10,109
03/2018	$10,672	$10,246	$10,120
04/2018	$10,741	$10,208	$10,139
05/2018	$10,667	$10,246	$10,160
06/2018	$10,616	$10,265	$10,179
07/2018	$10,722	$10,268	$10,199
08/2018	$10,739	$10,300	$10,220
09/2018	$10,765	$10,260	$10,239
10/2018	$10,714	$10,240	$10,256
11/2018	$10,578	$10,290	$10,274
12/2018	$10,551	$10,439	$10,296
01/2019	$10,770	$10,550	$10,323
02/2019	$10,843	$10,562	$10,347
03/2019	$10,951	$10,751	$10,371
04/2019	$11,094	$10,758	$10,394
05/2019	$11,093	$10,913	$10,418
06/2019	$11,306	$11,066	$10,444
07/2019	$11,362	$11,153	$10,465
08/2019	$11,481	$11,406	$10,488
09/2019	$11,505	$11,353	$10,508
10/2019	$11,567	$11,333	$10,531
11/2019	$11,609	$11,320	$10,547
12/2019	$11,695	$11,297	$10,564
01/2020	$11,865	$11,501	$10,585
02/2020	$11,764	$11,641	$10,607
03/2020	$10,617	$11,460	$10,617
04/2020	$11,018	$11,646	$10,651
05/2020	$11,374	$11,679	$10,660
06/2020	$11,614	$11,737	$10,664
07/2020	$11,813	$11,865	$10,668
08/2020	$11,978	$11,779	$10,671
09/2020	$11,934	$11,822	$10,673
10/2020	$11,945	$11,823	$10,675
11/2020	$12,370	$11,891	$10,677
12/2020	$12,494	$11,927	$10,679
01/2021	$12,505	$11,863	$10,681
02/2021	$12,519	$11,679	$10,684
03/2021	$12,564	$11,633	$10,685
04/2021	$12,659	$11,663	$10,687
05/2021	$12,685	$11,689	$10,690
06/2021	$12,760	$11,746	$10,691
07/2021	$12,755	$11,892	$10,693
08/2021	$12,822	$11,868	$10,694
09/2021	$12,778	$11,756	$10,694
10/2021	$12,661	$11,725	$10,696
11/2021	$12,560	$11,809	$10,696
12/2021	$12,676	$11,761	$10,697
01/2022	$12,449	$11,576	$10,697
02/2022	$12,098	$11,422	$10,695
03/2022	$12,091	$11,176	$10,691
04/2022	$11,843	$10,876	$10,690
05/2022	$11,636	$10,861	$10,697
06/2022	$10,895	$10,696	$10,696
07/2022	$11,255	$10,968	$10,705
08/2022	$11,100	$10,682	$10,726
09/2022	$10,334	$10,339	$10,739
10/2022	$10,488	$10,304	$10,765
11/2022	$10,914	$10,566	$10,790
12/2022	$10,981	$10,442	$10,826
01/2023	$11,447	$10,682	$10,868
02/2023	$11,391	$10,512	$10,902
03/2023	$11,091	$10,745	$10,947
04/2023	$11,198	$10,800	$10,984
05/2023	$11,214	$10,758	$11,030
06/2023	$11,278	$10,751	$11,079
07/2023	$11,441	$10,755	$11,126
08/2023	$11,429	$10,741	$11,176
09/2023	$11,333	$10,556	$11,224
10/2023	$11,246	$10,481	$11,277
11/2023	$11,720	$10,841	$11,328
12/2023	$12,162	$11,188	$11,381
01/2024	$12,295	$11,166	$11,434
02/2024	$12,259	$11,089	$11,481
03/2024	$12,468	$11,189	$11,534
04/2024	$12,348	$11,009	$11,584
05/2024	$12,507	$11,107	$11,636
06/2024	$12,609	$11,203	$11,688
07/2024	$12,814	$11,419	$11,742
08/2024	$12,946	$11,544	$11,799
09/2024	$13,071	$11,678	$11,859
10/2024	$13,004	$11,520	$11,907
11/2024	$13,140	$11,657	$11,953
12/2024	$13,107	$11,568	$12,004
01/2025	$13,215	$11,613	$12,048
02/2025	$13,352	$11,752	$12,087
03/2025	$13,217	$11,703	$12,133
04/2025	$13,226	$11,819	$12,176
05/2025	$13,318	$11,780	$12,218
06/2025	$13,490	$11,892	$12,263

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class C without Deferred Sales ChargeFootnote Reference1	6.99%	3.04%	3.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	5.99%	3.04%	3.70%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SI_C 0625

Class C: TFGCX

American Beacon

TwentyFour Strategic Income Fund

Class R5: TFGIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$75	0.72%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 8.16% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$250,000	$250,000	$250,000
04/2017	$253,000	$251,695	$250,208
05/2017	$256,265	$253,165	$250,429
06/2017	$256,452	$252,456	$250,638
07/2017	$260,535	$253,286	$250,911
08/2017	$261,202	$255,594	$251,197
09/2017	$262,351	$254,414	$251,458
10/2017	$265,368	$255,487	$251,731
11/2017	$265,500	$255,883	$251,965
12/2017	$266,728	$256,455	$252,173
01/2018	$269,052	$254,624	$252,499
02/2018	$267,436	$254,050	$252,720
03/2018	$266,810	$256,157	$253,006
04/2018	$268,527	$255,204	$253,462
05/2018	$266,665	$256,157	$253,995
06/2018	$265,395	$256,634	$254,477
07/2018	$268,060	$256,704	$254,984
08/2018	$268,464	$257,493	$255,505
09/2018	$269,124	$256,509	$255,960
10/2018	$267,852	$256,007	$256,390
11/2018	$264,731	$257,260	$256,845
12/2018	$264,532	$260,976	$257,405
01/2019	$269,998	$263,740	$258,068
02/2019	$272,065	$264,057	$258,680
03/2019	$275,027	$268,786	$259,266
04/2019	$278,540	$268,946	$259,838
05/2019	$279,077	$272,817	$260,450
06/2019	$284,701	$276,642	$261,087
07/2019	$286,092	$278,819	$261,634
08/2019	$289,505	$285,142	$262,207
09/2019	$290,269	$283,821	$262,701
10/2019	$292,239	$283,331	$263,261
11/2019	$293,617	$282,998	$263,677
12/2019	$295,986	$282,418	$264,107
01/2020	$300,527	$287,514	$264,627
02/2020	$298,196	$291,033	$265,174
03/2020	$269,372	$286,504	$265,434
04/2020	$279,909	$291,142	$266,267
05/2020	$289,346	$291,967	$266,501
06/2020	$295,561	$293,424	$266,605
07/2020	$301,058	$296,631	$266,696
08/2020	$305,442	$294,482	$266,761
09/2020	$304,564	$295,557	$266,813
10/2020	$305,092	$295,579	$266,878
11/2020	$316,321	$297,265	$266,917
12/2020	$319,930	$298,179	$266,969
01/2021	$320,517	$296,579	$267,035
02/2021	$321,131	$291,966	$267,087
03/2021	$322,488	$290,816	$267,126
04/2021	$325,158	$291,576	$267,178
05/2021	$326,369	$292,227	$267,243
06/2021	$328,245	$293,652	$267,269
07/2021	$328,695	$297,302	$267,321
08/2021	$330,672	$296,706	$267,347
09/2021	$329,843	$293,905	$267,360
10/2021	$327,166	$293,136	$267,386
11/2021	$324,574	$295,227	$267,399
12/2021	$327,759	$294,030	$267,425
01/2022	$322,282	$289,410	$267,412
02/2022	$313,600	$285,561	$267,373
03/2022	$313,646	$279,405	$267,269
04/2022	$307,582	$271,896	$267,256
05/2022	$302,539	$271,521	$267,412
06/2022	$283,187	$267,401	$267,399
07/2022	$293,256	$274,212	$267,620
08/2022	$289,177	$267,053	$268,141
09/2022	$269,476	$258,480	$268,466
10/2022	$273,937	$257,596	$269,117
11/2022	$285,022	$264,160	$269,754
12/2022	$287,383	$261,042	$270,639
01/2023	$299,674	$267,055	$271,693
02/2023	$298,422	$262,795	$272,552
03/2023	$290,535	$268,622	$273,671
04/2023	$293,829	$270,006	$274,608
05/2023	$294,851	$268,942	$275,754
06/2023	$296,703	$268,782	$276,964
07/2023	$301,168	$268,869	$278,148
08/2023	$301,090	$268,531	$279,397
09/2023	$298,438	$263,900	$280,608
10/2023	$296,789	$262,027	$281,935
11/2023	$309,593	$271,036	$283,197
12/2023	$321,396	$279,698	$284,525
01/2024	$325,218	$279,149	$285,839
02/2024	$324,901	$277,234	$287,023
03/2024	$330,525	$279,734	$288,337
04/2024	$327,287	$275,230	$289,587
05/2024	$332,044	$277,665	$290,888
06/2024	$334,943	$280,075	$292,189
07/2024	$340,501	$285,485	$293,556
08/2024	$344,579	$288,612	$294,961
09/2024	$348,473	$291,961	$296,471
10/2024	$346,591	$288,010	$297,681
11/2024	$350,402	$291,432	$298,813
12/2024	$350,100	$289,195	$300,089
01/2025	$353,312	$290,316	$301,195
02/2025	$357,161	$293,811	$302,184
03/2025	$353,925	$292,585	$303,316
04/2025	$354,443	$295,466	$304,396
05/2025	$357,505	$294,489	$305,437
06/2025	$362,289	$297,309	$306,582

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class R5Footnote Reference1	8.16%	4.16%	4.60%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SI_R5 0625

Class R5: TFGIX

American Beacon

TwentyFour Strategic Income Fund

Class Y: TFGYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$83	0.80%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 8.09% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$100,000	$100,000	$100,000
04/2017	$101,200	$100,678	$100,083
05/2017	$102,506	$101,266	$100,172
06/2017	$102,581	$100,982	$100,255
07/2017	$104,113	$101,314	$100,364
08/2017	$104,482	$102,238	$100,479
09/2017	$104,839	$101,766	$100,583
10/2017	$106,046	$102,195	$100,692
11/2017	$106,099	$102,353	$100,786
12/2017	$106,590	$102,582	$100,869
01/2018	$107,520	$101,850	$100,999
02/2018	$106,874	$101,620	$101,088
03/2018	$106,624	$102,463	$101,202
04/2018	$107,206	$102,081	$101,385
05/2018	$106,461	$102,463	$101,598
06/2018	$106,058	$102,654	$101,791
07/2018	$107,019	$102,682	$101,994
08/2018	$107,180	$102,997	$102,202
09/2018	$107,550	$102,603	$102,384
10/2018	$106,935	$102,403	$102,556
11/2018	$105,687	$102,904	$102,738
12/2018	$105,607	$104,390	$102,962
01/2019	$107,794	$105,496	$103,227
02/2019	$108,621	$105,623	$103,472
03/2019	$109,805	$107,515	$103,706
04/2019	$111,321	$107,579	$103,935
05/2019	$111,425	$109,127	$104,180
06/2019	$113,675	$110,657	$104,435
07/2019	$114,342	$111,528	$104,654
08/2019	$115,596	$114,057	$104,883
09/2019	$115,902	$113,528	$105,080
10/2019	$116,690	$113,332	$105,304
11/2019	$117,241	$113,199	$105,471
12/2019	$118,189	$112,967	$105,643
01/2020	$120,006	$115,006	$105,851
02/2020	$119,074	$116,413	$106,069
03/2020	$107,542	$114,602	$106,174
04/2020	$111,757	$116,457	$106,507
05/2020	$115,415	$116,787	$106,600
06/2020	$118,017	$117,370	$106,642
07/2020	$120,114	$118,653	$106,678
08/2020	$121,868	$117,793	$106,704
09/2020	$121,517	$118,223	$106,725
10/2020	$121,728	$118,231	$106,751
11/2020	$126,104	$118,906	$106,767
12/2020	$127,548	$119,272	$106,788
01/2021	$127,783	$118,632	$106,814
02/2021	$128,029	$116,786	$106,835
03/2021	$128,572	$116,326	$106,850
04/2021	$129,640	$116,630	$106,871
05/2021	$130,124	$116,891	$106,897
06/2021	$130,994	$117,461	$106,907
07/2021	$131,055	$118,921	$106,928
08/2021	$131,846	$118,682	$106,939
09/2021	$131,514	$117,562	$106,944
10/2021	$130,443	$117,255	$106,954
11/2021	$129,405	$118,091	$106,960
12/2021	$130,800	$117,612	$106,970
01/2022	$128,486	$115,764	$106,965
02/2022	$125,011	$114,224	$106,949
03/2022	$125,152	$111,762	$106,907
04/2022	$122,726	$108,758	$106,902
05/2022	$120,584	$108,609	$106,965
06/2022	$112,963	$106,960	$106,960
07/2022	$116,869	$109,685	$107,048
08/2022	$115,361	$106,821	$107,256
09/2022	$107,476	$103,392	$107,386
10/2022	$109,136	$103,038	$107,647
11/2022	$113,699	$105,664	$107,902
12/2022	$114,517	$104,417	$108,256
01/2023	$119,439	$106,822	$108,677
02/2023	$118,938	$105,118	$109,021
03/2023	$115,779	$107,449	$109,469
04/2023	$117,099	$108,002	$109,843
05/2023	$117,508	$107,577	$110,301
06/2023	$118,250	$107,513	$110,785
07/2023	$120,018	$107,548	$111,259
08/2023	$119,987	$107,412	$111,759
09/2023	$118,924	$105,560	$112,243
10/2023	$118,113	$104,811	$112,774
11/2023	$123,393	$108,414	$113,279
12/2023	$127,967	$111,879	$113,810
01/2024	$129,498	$111,660	$114,336
02/2024	$129,371	$110,894	$114,809
03/2024	$131,470	$111,894	$115,335
04/2024	$130,327	$110,092	$115,835
05/2024	$132,233	$111,066	$116,355
06/2024	$133,394	$112,030	$116,876
07/2024	$135,620	$114,194	$117,422
08/2024	$137,097	$115,445	$117,984
09/2024	$138,656	$116,785	$118,588
10/2024	$137,902	$115,204	$119,072
11/2024	$139,588	$116,573	$119,525
12/2024	$139,303	$115,678	$120,035
01/2025	$140,590	$116,126	$120,478
02/2025	$142,132	$117,524	$120,873
03/2025	$140,834	$117,034	$121,326
04/2025	$141,040	$118,186	$121,758
05/2025	$142,267	$117,796	$122,175
06/2025	$144,183	$118,924	$122,633

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/3/17)
Class YFootnote Reference1	8.09%	4.09%	4.54%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SI_Y 0625

Class Y: TFGYX

American Beacon

TwentyFour Strategic Income Fund

Investor Class: TFGPX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.09%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 7.72% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15%.

• The Fund’s lower-duration investments benefited during the period as interest rates rose at the longer end of the yield curve.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Additional Tier-1 bonds issued by European banks generated the largest contribution to the Fund’s return, followed by European Collateralized Loan Obligations, which generated the next highest contribution to return.

Cumulative Performance from April 3, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
04/2017	$10,000	$10,000	$10,000
04/2017	$10,120	$10,068	$10,008
05/2017	$10,241	$10,127	$10,017
06/2017	$10,248	$10,098	$10,026
07/2017	$10,411	$10,131	$10,037
08/2017	$10,438	$10,224	$10,048
09/2017	$10,474	$10,177	$10,058
10/2017	$10,584	$10,219	$10,069
11/2017	$10,589	$10,235	$10,079
12/2017	$10,639	$10,258	$10,087
01/2018	$10,732	$10,185	$10,100
02/2018	$10,657	$10,162	$10,109
03/2018	$10,632	$10,246	$10,120
04/2018	$10,690	$10,208	$10,139
05/2018	$10,615	$10,246	$10,160
06/2018	$10,564	$10,265	$10,179
07/2018	$10,660	$10,268	$10,199
08/2018	$10,687	$10,300	$10,220
09/2018	$10,714	$10,260	$10,239
10/2018	$10,652	$10,240	$10,256
11/2018	$10,516	$10,290	$10,274
12/2018	$10,505	$10,439	$10,296
01/2019	$10,723	$10,550	$10,323
02/2019	$10,805	$10,562	$10,347
03/2019	$10,913	$10,751	$10,371
04/2019	$11,063	$10,758	$10,394
05/2019	$11,073	$10,913	$10,418
06/2019	$11,287	$11,066	$10,444
07/2019	$11,354	$11,153	$10,465
08/2019	$11,479	$11,406	$10,488
09/2019	$11,509	$11,353	$10,508
10/2019	$11,577	$11,333	$10,531
11/2019	$11,632	$11,320	$10,547
12/2019	$11,726	$11,297	$10,564
01/2020	$11,896	$11,501	$10,585
02/2020	$11,802	$11,641	$10,607
03/2020	$10,660	$11,460	$10,617
04/2020	$11,069	$11,646	$10,651
05/2020	$11,432	$11,679	$10,660
06/2020	$11,691	$11,737	$10,664
07/2020	$11,901	$11,865	$10,668
08/2020	$12,063	$11,779	$10,671
09/2020	$12,026	$11,822	$10,673
10/2020	$12,056	$11,823	$10,675
11/2020	$12,479	$11,891	$10,677
12/2020	$12,631	$11,927	$10,679
01/2021	$12,642	$11,863	$10,681
02/2021	$12,665	$11,679	$10,684
03/2021	$12,705	$11,633	$10,685
04/2021	$12,821	$11,663	$10,687
05/2021	$12,855	$11,689	$10,690
06/2021	$12,939	$11,746	$10,691
07/2021	$12,942	$11,892	$10,693
08/2021	$13,018	$11,868	$10,694
09/2021	$12,982	$11,756	$10,694
10/2021	$12,871	$11,725	$10,696
11/2021	$12,765	$11,809	$10,696
12/2021	$12,886	$11,761	$10,697
01/2022	$12,668	$11,576	$10,697
02/2022	$12,319	$11,422	$10,695
03/2022	$12,330	$11,176	$10,691
04/2022	$12,086	$10,876	$10,690
05/2022	$11,871	$10,861	$10,697
06/2022	$11,123	$10,696	$10,696
07/2022	$11,510	$10,968	$10,705
08/2022	$11,346	$10,682	$10,726
09/2022	$10,570	$10,339	$10,739
10/2022	$10,735	$10,304	$10,765
11/2022	$11,176	$10,566	$10,790
12/2022	$11,257	$10,442	$10,826
01/2023	$11,733	$10,682	$10,868
02/2023	$11,698	$10,512	$10,902
03/2023	$11,382	$10,745	$10,947
04/2023	$11,498	$10,800	$10,984
05/2023	$11,537	$10,758	$11,030
06/2023	$11,594	$10,751	$11,079
07/2023	$11,767	$10,755	$11,126
08/2023	$11,778	$10,741	$11,176
09/2023	$11,670	$10,556	$11,224
10/2023	$11,588	$10,481	$11,277
11/2023	$12,098	$10,841	$11,328
12/2023	$12,550	$11,188	$11,381
01/2024	$12,688	$11,166	$11,434
02/2024	$12,673	$11,089	$11,481
03/2024	$12,879	$11,189	$11,534
04/2024	$12,763	$11,009	$11,584
05/2024	$12,950	$11,107	$11,636
06/2024	$13,075	$11,203	$11,688
07/2024	$13,285	$11,419	$11,742
08/2024	$13,428	$11,544	$11,799
09/2024	$13,580	$11,678	$11,859
10/2024	$13,502	$11,520	$11,907
11/2024	$13,651	$11,657	$11,953
12/2024	$13,632	$11,568	$12,004
01/2025	$13,744	$11,613	$12,048
02/2025	$13,910	$11,752	$12,087
03/2025	$13,762	$11,703	$12,133
04/2025	$13,795	$11,819	$12,176
05/2025	$13,898	$11,780	$12,218
06/2025	$14,085	$11,892	$12,263

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/3/17)
Investor ClassFootnote Reference1	7.72%	3.80%	4.24%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	2.12%
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index	4.92%	2.83%	2.51%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg Global-Aggregate Total Return Index Value Hedged USD has replaced the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$481,131,572
# of Portfolio Holdings	298
Portfolio Turnover Rate	74%
Total Management Fees Paid	$1,993,331

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.7
U.S. Treasury Bonds, 4.500%, Due 11/15/2054	3.3
U.S. Treasury Notes, 4.250%, Due 11/15/2034	2.7
U.S. Treasury Bonds, 4.625%, Due 2/15/2055	2.5
U.S. Treasury Bills, 4.351%, Due 9/4/2025	2.4
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.3
U.S. Treasury Bills, 4.305%, Due 8/26/2025	1.9
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.3
Nationwide Building Society, 7.500%, Due 12/20/2030	1.2

Excludes cash equivalents and derivatives.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	47.8
U.S. Treasury Obligations	17.4
Asset-Backed Obligations	15.2
Corporate Obligations	10.1
Foreign Sovereign Obligations	7.3
Investment Companies	1.9
Foreign Convertible Obligations	0.3

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
REITS	1.6
Telecommunications	2.1
Pipelines	2.2
Diversified Financial Services	2.8
Savings & Loans	3.6
Foreign Sovereign Obligations	7.5
Insurance	11.7
Asset-Backed Obligations	15.5
U.S. Treasury Obligations	17.7
Banks	23.4

Top Ten Country Exposure - % Investments

Value	Value
Jersey	1.5
Italy	3.4
Netherlands	3.8
Cayman Islands	3.9
France	4.2
Spain	4.7
Germany	9.7
Ireland	11.0
United Kingdom	21.9
United States	28.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Strategic Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwntyFour SI_Investor 0625

Investor Class: TFGPX

American Beacon

Shapiro SMID Cap Equity Fund

Class A: SHEAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.25%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -12.27% (with sales charges) and -6.90% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$9,425	$10,000	$10,000
09/2017	$9,774	$10,101	$10,343
10/2017	$9,811	$10,336	$10,399
11/2017	$9,943	$10,653	$10,740
12/2017	$10,198	$10,772	$10,782
01/2018	$10,434	$11,388	$10,918
02/2018	$9,906	$10,969	$10,382
03/2018	$9,623	$10,690	$10,497
04/2018	$10,160	$10,731	$10,611
05/2018	$10,302	$10,989	$11,047
06/2018	$10,707	$11,057	$11,105
07/2018	$10,895	$11,468	$11,326
08/2018	$10,839	$11,842	$11,584
09/2018	$10,980	$11,910	$11,402
10/2018	$9,519	$11,096	$10,427
11/2018	$9,604	$11,322	$10,624
12/2018	$8,487	$10,211	$9,450
01/2019	$9,673	$11,125	$10,506
02/2019	$9,993	$11,482	$10,834
03/2019	$9,745	$11,705	$10,689
04/2019	$10,178	$12,179	$11,064
05/2019	$9,116	$11,405	$10,230
06/2019	$9,951	$12,209	$10,892
07/2019	$9,972	$12,384	$10,963
08/2019	$9,199	$12,188	$10,429
09/2019	$9,869	$12,416	$10,906
10/2019	$9,848	$12,685	$11,063
11/2019	$10,013	$13,146	$11,335
12/2019	$10,691	$13,542	$11,677
01/2020	$10,084	$13,537	$11,251
02/2020	$9,178	$12,423	$10,166
03/2020	$6,660	$10,888	$7,632
04/2020	$7,753	$12,284	$8,641
05/2020	$8,383	$12,869	$9,036
06/2020	$8,316	$13,125	$9,204
07/2020	$8,747	$13,865	$9,481
08/2020	$9,255	$14,862	$9,911
09/2020	$8,891	$14,297	$9,530
10/2020	$9,034	$13,917	$9,745
11/2020	$10,801	$15,440	$11,450
12/2020	$12,001	$16,034	$12,246
01/2021	$12,907	$15,872	$12,517
02/2021	$13,656	$16,310	$13,631
03/2021	$14,160	$17,024	$14,307
04/2021	$14,652	$17,933	$14,921
05/2021	$15,256	$18,058	$15,224
06/2021	$15,077	$18,479	$15,023
07/2021	$14,551	$18,918	$14,803
08/2021	$14,674	$19,494	$15,115
09/2021	$14,507	$18,587	$14,712
10/2021	$14,887	$19,889	$15,411
11/2021	$14,574	$19,751	$14,875
12/2021	$15,313	$20,637	$15,649
01/2022	$14,616	$19,569	$14,853
02/2022	$15,123	$18,983	$15,095
03/2022	$14,984	$19,688	$15,414
04/2022	$14,071	$17,971	$14,369
05/2022	$13,969	$18,004	$14,644
06/2022	$12,841	$16,518	$13,041
07/2022	$13,893	$18,041	$14,304
08/2022	$13,538	$17,305	$13,855
09/2022	$12,258	$15,711	$12,454
10/2022	$13,602	$16,983	$13,769
11/2022	$14,540	$17,932	$14,460
12/2022	$13,812	$16,899	$13,601
01/2023	$15,469	$17,961	$14,960
02/2023	$14,899	$17,523	$14,536
03/2023	$14,692	$18,166	$13,791
04/2023	$14,524	$18,450	$13,607
05/2023	$13,890	$18,530	$13,219
06/2023	$14,990	$19,754	$14,394
07/2023	$15,469	$20,389	$15,237
08/2023	$14,356	$20,064	$14,651
09/2023	$13,475	$19,108	$13,867
10/2023	$12,336	$18,706	$13,089
11/2023	$13,462	$20,414	$14,276
12/2023	$15,070	$21,342	$15,775
01/2024	$14,734	$21,700	$15,332
02/2024	$14,944	$22,859	$15,947
03/2024	$15,532	$23,594	$16,732
04/2024	$14,413	$22,631	$15,680
05/2024	$14,986	$23,753	$16,341
06/2024	$14,651	$24,605	$16,012
07/2024	$15,700	$24,905	$17,308
08/2024	$15,224	$25,509	$17,308
09/2024	$15,294	$26,053	$17,553
10/2024	$15,028	$25,817	$17,332
11/2024	$15,966	$27,333	$18,861
12/2024	$14,825	$26,681	$17,507
01/2025	$14,810	$27,424	$18,103
02/2025	$13,742	$27,066	$17,434
03/2025	$12,703	$25,541	$16,486
04/2025	$11,868	$25,368	$16,009
05/2025	$12,717	$26,965	$16,923
06/2025	$13,639	$28,336	$17,688

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales ChargeFootnote Reference1	(6.90)%	10.40%	4.85%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(12.27)%	9.10%	4.06%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro SMID_A 0625

Class A: SHEAX

American Beacon

Shapiro SMID Cap Equity Fund

Class C: SHDCX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	2.01%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned -8.64% (with sales charges) and -7.64% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,550	$10,653	$10,740
12/2017	$10,820	$10,772	$10,782
01/2018	$11,070	$11,388	$10,918
02/2018	$10,510	$10,969	$10,382
03/2018	$10,210	$10,690	$10,497
04/2018	$10,780	$10,731	$10,611
05/2018	$10,930	$10,989	$11,047
06/2018	$11,360	$11,057	$11,105
07/2018	$11,560	$11,468	$11,326
08/2018	$11,500	$11,842	$11,584
09/2018	$11,650	$11,910	$11,402
10/2018	$10,100	$11,096	$10,427
11/2018	$10,190	$11,322	$10,624
12/2018	$9,005	$10,211	$9,450
01/2019	$10,263	$11,125	$10,506
02/2019	$10,602	$11,482	$10,834
03/2019	$10,340	$11,705	$10,689
04/2019	$10,799	$12,179	$11,064
05/2019	$9,672	$11,405	$10,230
06/2019	$10,558	$12,209	$10,892
07/2019	$10,580	$12,384	$10,963
08/2019	$9,760	$12,188	$10,429
09/2019	$10,471	$12,416	$10,906
10/2019	$10,449	$12,685	$11,063
11/2019	$10,624	$13,146	$11,335
12/2019	$11,343	$13,542	$11,677
01/2020	$10,699	$13,537	$11,251
02/2020	$9,738	$12,423	$10,166
03/2020	$7,066	$10,888	$7,632
04/2020	$8,226	$12,284	$8,641
05/2020	$8,894	$12,869	$9,036
06/2020	$8,824	$13,125	$9,204
07/2020	$9,281	$13,865	$9,481
08/2020	$9,820	$14,862	$9,911
09/2020	$9,433	$14,297	$9,530
10/2020	$9,585	$13,917	$9,745
11/2020	$11,460	$15,440	$11,450
12/2020	$12,733	$16,034	$12,246
01/2021	$13,694	$15,872	$12,517
02/2021	$14,490	$16,310	$13,631
03/2021	$15,024	$17,024	$14,307
04/2021	$15,546	$17,933	$14,921
05/2021	$16,187	$18,058	$15,224
06/2021	$15,997	$18,479	$15,023
07/2021	$15,439	$18,918	$14,803
08/2021	$15,569	$19,494	$15,115
09/2021	$15,391	$18,587	$14,712
10/2021	$15,795	$19,889	$15,411
11/2021	$15,463	$19,751	$14,875
12/2021	$16,232	$20,637	$15,649
01/2022	$15,479	$19,569	$14,853
02/2022	$16,004	$18,983	$15,095
03/2022	$15,842	$19,688	$15,414
04/2022	$14,861	$17,971	$14,369
05/2022	$14,753	$18,004	$14,644
06/2022	$13,556	$16,518	$13,041
07/2022	$14,659	$18,041	$14,304
08/2022	$14,269	$17,305	$13,855
09/2022	$12,924	$15,711	$12,454
10/2022	$14,323	$16,983	$13,769
11/2022	$15,304	$17,932	$14,460
12/2022	$14,525	$16,899	$13,601
01/2023	$16,254	$17,961	$14,960
02/2023	$15,650	$17,523	$14,536
03/2023	$15,431	$18,166	$13,791
04/2023	$15,239	$18,450	$13,607
05/2023	$14,567	$18,530	$13,219
06/2023	$15,705	$19,754	$14,394
07/2023	$16,199	$20,389	$15,237
08/2023	$15,019	$20,064	$14,651
09/2023	$14,100	$19,108	$13,867
10/2023	$12,893	$18,706	$13,089
11/2023	$14,059	$20,414	$14,276
12/2023	$15,735	$21,342	$15,775
01/2024	$15,379	$21,700	$15,332
02/2024	$15,572	$22,859	$15,947
03/2024	$16,180	$23,594	$16,732
04/2024	$15,008	$22,631	$15,680
05/2024	$15,587	$23,753	$16,341
06/2024	$15,231	$24,605	$16,012
07/2024	$16,313	$24,905	$17,308
08/2024	$15,809	$25,509	$17,308
09/2024	$15,868	$26,053	$17,553
10/2024	$15,572	$25,817	$17,332
11/2024	$16,551	$27,333	$18,861
12/2024	$15,341	$26,681	$17,507
01/2025	$15,325	$27,424	$18,103
02/2025	$14,207	$27,066	$17,434
03/2025	$13,120	$25,541	$16,486
04/2025	$12,251	$25,368	$16,009
05/2025	$13,120	$26,965	$16,923
06/2025	$14,067	$28,336	$17,688

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales ChargeFootnote Reference1	(7.64)%	9.78%	4.47%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	(8.64)%	9.78%	4.47%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro SMID_C 0625

Class C: SHDCX

American Beacon

Shapiro SMID Cap Equity Fund

Class R5: SHDIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$86	0.89%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned -6.59% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$250,000	$250,000	$250,000
09/2017	$259,250	$252,514	$258,569
10/2017	$260,250	$258,406	$259,979
11/2017	$264,000	$266,331	$268,492
12/2017	$271,000	$269,293	$269,561
01/2018	$277,000	$284,711	$272,958
02/2018	$263,000	$274,217	$259,560
03/2018	$255,750	$267,248	$262,413
04/2018	$270,000	$268,274	$265,264
05/2018	$274,000	$274,734	$276,172
06/2018	$284,750	$276,425	$277,637
07/2018	$290,000	$286,712	$283,150
08/2018	$288,500	$296,055	$289,590
09/2018	$292,500	$297,740	$285,058
10/2018	$253,750	$277,389	$260,687
11/2018	$256,000	$283,042	$265,609
12/2018	$226,114	$255,285	$236,249
01/2019	$257,830	$278,120	$262,650
02/2019	$266,579	$287,050	$270,852
03/2019	$260,017	$292,628	$267,237
04/2019	$271,774	$304,476	$276,610
05/2019	$243,339	$285,127	$255,750
06/2019	$265,759	$305,222	$272,295
07/2019	$266,579	$309,608	$274,066
08/2019	$245,800	$304,704	$260,721
09/2019	$263,845	$310,405	$272,650
10/2019	$263,572	$317,129	$276,578
11/2019	$267,946	$328,640	$283,364
12/2019	$285,916	$338,559	$291,921
01/2020	$269,820	$338,426	$281,287
02/2020	$245,823	$310,567	$254,161
03/2020	$178,514	$272,208	$190,796
04/2020	$207,779	$307,104	$216,024
05/2020	$224,460	$321,730	$225,889
06/2020	$222,997	$328,129	$230,093
07/2020	$234,410	$346,630	$237,014
08/2020	$248,457	$371,546	$247,780
09/2020	$238,507	$357,429	$238,243
10/2020	$242,604	$347,923	$243,623
11/2020	$290,013	$386,008	$286,251
12/2020	$322,092	$400,850	$306,159
01/2021	$346,983	$396,803	$312,921
02/2021	$367,132	$407,745	$340,769
03/2021	$380,763	$425,602	$357,683
04/2021	$394,097	$448,316	$373,035
05/2021	$410,394	$451,447	$380,611
06/2021	$405,653	$461,986	$375,582
07/2021	$391,430	$472,961	$370,084
08/2021	$394,986	$487,341	$377,887
09/2021	$390,541	$464,675	$367,812
10/2021	$400,912	$497,231	$385,278
11/2021	$392,615	$493,786	$371,867
12/2021	$412,814	$515,915	$391,213
01/2022	$394,050	$489,218	$371,329
02/2022	$407,788	$474,570	$377,384
03/2022	$404,102	$492,191	$385,341
04/2022	$379,641	$449,271	$359,223
05/2022	$376,961	$450,095	$366,100
06/2022	$346,804	$412,943	$326,030
07/2022	$375,285	$451,018	$357,591
08/2022	$365,568	$432,624	$346,375
09/2022	$331,390	$392,780	$311,347
10/2022	$367,579	$424,580	$344,220
11/2022	$393,379	$448,308	$361,511
12/2022	$373,871	$422,479	$340,024
01/2023	$418,681	$449,025	$373,998
02/2023	$403,288	$438,069	$363,410
03/2023	$397,815	$454,152	$344,767
04/2023	$393,369	$461,241	$340,173
05/2023	$376,266	$463,246	$330,465
06/2023	$406,367	$493,855	$359,841
07/2023	$419,365	$509,720	$380,935
08/2023	$389,264	$501,604	$366,269
09/2023	$365,662	$477,689	$346,667
10/2023	$334,534	$467,645	$327,216
11/2023	$365,320	$510,353	$356,911
12/2023	$409,200	$533,538	$394,364
01/2024	$400,344	$542,504	$383,298
02/2024	$405,879	$571,471	$398,663
03/2024	$422,114	$589,858	$418,303
04/2024	$391,857	$565,766	$392,002
05/2024	$407,724	$593,819	$408,524
06/2024	$398,499	$615,126	$400,294
07/2024	$427,280	$622,614	$432,710
08/2024	$414,365	$637,717	$432,693
09/2024	$416,210	$651,336	$438,831
10/2024	$409,200	$645,430	$433,300
11/2024	$435,028	$683,317	$471,528
12/2024	$403,820	$667,028	$437,679
01/2025	$403,435	$685,603	$452,576
02/2025	$374,535	$676,657	$435,842
03/2025	$346,407	$638,531	$412,154
04/2025	$323,672	$634,202	$400,226
05/2025	$346,792	$674,121	$423,071
06/2025	$372,223	$708,402	$442,198

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class R5Footnote Reference1	(6.59)%	10.79%	5.24%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro SMID_R5 0625

Class R5: SHDIX

American Beacon

Shapiro SMID Cap Equity Fund

Class Y: SHDYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.96%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned -6.74% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$100,000	$100,000	$100,000
09/2017	$103,700	$101,006	$103,428
10/2017	$104,100	$103,362	$103,992
11/2017	$105,600	$106,533	$107,397
12/2017	$108,300	$107,717	$107,824
01/2018	$110,800	$113,884	$109,183
02/2018	$105,200	$109,687	$103,824
03/2018	$102,300	$106,899	$104,965
04/2018	$108,000	$107,310	$106,106
05/2018	$109,600	$109,894	$110,469
06/2018	$113,900	$110,570	$111,055
07/2018	$115,900	$114,685	$113,260
08/2018	$115,300	$118,422	$115,836
09/2018	$116,900	$119,096	$114,023
10/2018	$101,400	$110,956	$104,275
11/2018	$102,300	$113,217	$106,244
12/2018	$90,346	$102,114	$94,500
01/2019	$103,034	$111,248	$105,060
02/2019	$106,534	$114,820	$108,341
03/2019	$103,909	$117,051	$106,895
04/2019	$108,612	$121,790	$110,644
05/2019	$97,237	$114,051	$102,300
06/2019	$106,206	$122,089	$108,918
07/2019	$106,424	$123,843	$109,626
08/2019	$98,221	$121,882	$104,288
09/2019	$105,440	$124,162	$109,060
10/2019	$105,221	$126,851	$110,631
11/2019	$106,971	$131,456	$113,346
12/2019	$114,160	$135,424	$116,768
01/2020	$107,720	$135,371	$112,515
02/2020	$98,119	$124,227	$101,664
03/2020	$71,189	$108,883	$76,318
04/2020	$82,781	$122,841	$86,410
05/2020	$89,572	$128,692	$90,356
06/2020	$88,986	$131,251	$92,037
07/2020	$93,553	$138,652	$94,806
08/2020	$99,056	$148,619	$99,112
09/2020	$95,075	$142,972	$95,297
10/2020	$96,714	$139,169	$97,449
11/2020	$115,565	$154,403	$114,500
12/2020	$128,400	$160,340	$122,464
01/2021	$138,241	$158,721	$125,168
02/2021	$146,303	$163,098	$136,308
03/2021	$151,638	$170,241	$143,073
04/2021	$156,973	$179,326	$149,214
05/2021	$163,494	$180,579	$152,245
06/2021	$161,597	$184,794	$150,233
07/2021	$155,906	$189,184	$148,033
08/2021	$157,329	$194,937	$151,155
09/2021	$155,550	$185,870	$147,125
10/2021	$159,700	$198,892	$154,111
11/2021	$156,380	$197,514	$148,747
12/2021	$164,347	$206,366	$156,485
01/2022	$156,834	$195,687	$148,532
02/2022	$162,334	$189,828	$150,954
03/2022	$160,858	$196,876	$154,136
04/2022	$151,065	$179,708	$143,689
05/2022	$149,991	$180,038	$146,440
06/2022	$138,051	$165,177	$130,412
07/2022	$149,321	$180,407	$143,037
08/2022	$145,564	$173,050	$138,550
09/2022	$131,880	$157,112	$124,539
10/2022	$146,235	$169,832	$137,688
11/2022	$156,431	$179,323	$144,604
12/2022	$148,755	$168,991	$136,009
01/2023	$166,561	$179,610	$149,599
02/2023	$160,398	$175,228	$145,364
03/2023	$158,206	$181,661	$137,907
04/2023	$156,562	$184,496	$136,069
05/2023	$149,714	$185,298	$132,186
06/2023	$161,630	$197,542	$143,936
07/2023	$166,835	$203,888	$152,374
08/2023	$154,782	$200,642	$146,508
09/2023	$145,467	$191,076	$138,667
10/2023	$133,003	$187,058	$130,886
11/2023	$145,193	$204,141	$142,764
12/2023	$162,765	$213,415	$157,745
01/2024	$159,069	$217,002	$153,319
02/2024	$161,287	$228,589	$159,465
03/2024	$167,792	$235,943	$167,321
04/2024	$155,817	$226,306	$156,801
05/2024	$162,026	$237,528	$163,409
06/2024	$158,478	$246,051	$160,117
07/2024	$169,861	$249,046	$173,084
08/2024	$164,687	$255,087	$173,077
09/2024	$165,426	$260,535	$175,532
10/2024	$162,617	$258,172	$173,320
11/2024	$172,818	$273,327	$188,611
12/2024	$160,463	$266,811	$175,071
01/2025	$160,308	$274,241	$181,030
02/2025	$148,725	$270,663	$174,337
03/2025	$137,606	$255,413	$164,862
04/2025	$128,494	$253,681	$160,090
05/2025	$137,760	$269,648	$169,228
06/2025	$147,799	$283,361	$176,879

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class YFootnote Reference1	(6.74)%	10.68%	5.14%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro SMID_Y 0625

Class Y: SHDYX

American Beacon

Shapiro SMID Cap Equity Fund

Investor Class: SHDPX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.17%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned -6.89% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,550	$10,653	$10,740
12/2017	$10,820	$10,772	$10,782
01/2018	$11,070	$11,388	$10,918
02/2018	$10,510	$10,969	$10,382
03/2018	$10,210	$10,690	$10,497
04/2018	$10,780	$10,731	$10,611
05/2018	$10,930	$10,989	$11,047
06/2018	$11,360	$11,057	$11,105
07/2018	$11,560	$11,468	$11,326
08/2018	$11,500	$11,842	$11,584
09/2018	$11,650	$11,910	$11,402
10/2018	$10,100	$11,096	$10,427
11/2018	$10,190	$11,322	$10,624
12/2018	$9,005	$10,211	$9,450
01/2019	$10,263	$11,125	$10,506
02/2019	$10,602	$11,482	$10,834
03/2019	$10,340	$11,705	$10,689
04/2019	$10,799	$12,179	$11,064
05/2019	$9,672	$11,405	$10,230
06/2019	$10,558	$12,209	$10,892
07/2019	$10,580	$12,384	$10,963
08/2019	$9,760	$12,188	$10,429
09/2019	$10,471	$12,416	$10,906
10/2019	$10,449	$12,685	$11,063
11/2019	$10,624	$13,146	$11,335
12/2019	$11,343	$13,542	$11,677
01/2020	$10,699	$13,537	$11,251
02/2020	$9,738	$12,423	$10,166
03/2020	$7,066	$10,888	$7,632
04/2020	$8,226	$12,284	$8,641
05/2020	$8,894	$12,869	$9,036
06/2020	$8,824	$13,125	$9,204
07/2020	$9,281	$13,865	$9,481
08/2020	$9,820	$14,862	$9,911
09/2020	$9,433	$14,297	$9,530
10/2020	$9,585	$13,917	$9,745
11/2020	$11,460	$15,440	$11,450
12/2020	$12,733	$16,034	$12,246
01/2021	$13,694	$15,872	$12,517
02/2021	$14,490	$16,310	$13,631
03/2021	$15,024	$17,024	$14,307
04/2021	$15,546	$17,933	$14,921
05/2021	$16,187	$18,058	$15,224
06/2021	$15,997	$18,479	$15,023
07/2021	$15,439	$18,918	$14,803
08/2021	$15,569	$19,494	$15,115
09/2021	$15,391	$18,587	$14,712
10/2021	$15,807	$19,889	$15,411
11/2021	$15,474	$19,751	$14,875
12/2021	$16,259	$20,637	$15,649
01/2022	$15,519	$19,569	$14,853
02/2022	$16,057	$18,983	$15,095
03/2022	$15,909	$19,688	$15,414
04/2022	$14,941	$17,971	$14,369
05/2022	$14,834	$18,004	$14,644
06/2022	$13,650	$16,518	$13,041
07/2022	$14,753	$18,041	$14,304
08/2022	$14,376	$17,305	$13,855
09/2022	$13,031	$15,711	$12,454
10/2022	$14,444	$16,983	$13,769
11/2022	$15,452	$17,932	$14,460
12/2022	$14,682	$16,899	$13,601
01/2023	$16,440	$17,961	$14,960
02/2023	$15,836	$17,523	$14,536
03/2023	$15,616	$18,166	$13,791
04/2023	$15,438	$18,450	$13,607
05/2023	$14,765	$18,530	$13,219
06/2023	$15,932	$19,754	$14,394
07/2023	$16,454	$20,389	$15,237
08/2023	$15,259	$20,064	$14,651
09/2023	$14,339	$19,108	$13,867
10/2023	$13,117	$18,706	$13,089
11/2023	$14,312	$20,414	$14,276
12/2023	$16,033	$21,342	$15,775
01/2024	$15,676	$21,700	$15,332
02/2024	$15,884	$22,859	$15,947
03/2024	$16,522	$23,594	$16,732
04/2024	$15,335	$22,631	$15,680
05/2024	$15,943	$23,753	$16,341
06/2024	$15,587	$24,605	$16,012
07/2024	$16,715	$24,905	$17,308
08/2024	$16,196	$25,509	$17,308
09/2024	$16,270	$26,053	$17,553
10/2024	$15,988	$25,817	$17,332
11/2024	$16,997	$27,333	$18,861
12/2024	$15,771	$26,681	$17,507
01/2025	$15,756	$27,424	$18,103
02/2025	$14,622	$27,066	$17,434
03/2025	$13,520	$25,541	$16,486
04/2025	$12,636	$25,368	$16,009
05/2025	$13,536	$26,965	$16,923
06/2025	$14,514	$28,336	$17,688

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Investor ClassFootnote Reference1	(6.89)%	10.47%	4.89%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shap SMID_Investor 0625

Investor Class: SHDPX

American Beacon

Shapiro SMID Cap Equity Fund

Class R6: SHDRX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$86	0.89%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned -6.59% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 2500 Value Index return of 10.47%.

• Over the period, smaller capitalization companies generally lagged the overall market, while mega-cap growth companies benefited from continued momentum within the AI theme.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The sub-advisor’s stock selection in the Information Technology and Communication Services sectors materially detracted from Fund performance, while stock selection in the Consumer Discretionary sector contributed positively to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 2500® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,370	$10,101	$10,343
10/2017	$10,410	$10,336	$10,399
11/2017	$10,560	$10,653	$10,740
12/2017	$10,840	$10,772	$10,782
01/2018	$11,080	$11,388	$10,918
02/2018	$10,520	$10,969	$10,382
03/2018	$10,230	$10,690	$10,497
04/2018	$10,800	$10,731	$10,611
05/2018	$10,960	$10,989	$11,047
06/2018	$11,390	$11,057	$11,105
07/2018	$11,600	$11,468	$11,326
08/2018	$11,540	$11,842	$11,584
09/2018	$11,700	$11,910	$11,402
10/2018	$10,150	$11,096	$10,427
11/2018	$10,240	$11,322	$10,624
12/2018	$9,045	$10,211	$9,450
01/2019	$10,313	$11,125	$10,506
02/2019	$10,663	$11,482	$10,834
03/2019	$10,401	$11,705	$10,689
04/2019	$10,871	$12,179	$11,064
05/2019	$9,734	$11,405	$10,230
06/2019	$10,630	$12,209	$10,892
07/2019	$10,663	$12,384	$10,963
08/2019	$9,832	$12,188	$10,429
09/2019	$10,554	$12,416	$10,906
10/2019	$10,543	$12,685	$11,063
11/2019	$10,718	$13,146	$11,335
12/2019	$11,437	$13,542	$11,677
01/2020	$10,793	$13,537	$11,251
02/2020	$9,833	$12,423	$10,166
03/2020	$7,141	$10,888	$7,632
04/2020	$8,311	$12,284	$8,641
05/2020	$8,978	$12,869	$9,036
06/2020	$8,920	$13,125	$9,204
07/2020	$9,376	$13,865	$9,481
08/2020	$9,938	$14,862	$9,911
09/2020	$9,540	$14,297	$9,530
10/2020	$9,704	$13,917	$9,745
11/2020	$11,601	$15,440	$11,450
12/2020	$12,884	$16,034	$12,246
01/2021	$13,879	$15,872	$12,517
02/2021	$14,685	$16,310	$13,631
03/2021	$15,231	$17,024	$14,307
04/2021	$15,764	$17,933	$14,921
05/2021	$16,416	$18,058	$15,224
06/2021	$16,226	$18,479	$15,023
07/2021	$15,657	$18,918	$14,803
08/2021	$15,799	$19,494	$15,115
09/2021	$15,622	$18,587	$14,712
10/2021	$16,036	$19,889	$15,411
11/2021	$15,705	$19,751	$14,875
12/2021	$16,513	$20,637	$15,649
01/2022	$15,762	$19,569	$14,853
02/2022	$16,312	$18,983	$15,095
03/2022	$16,164	$19,688	$15,414
04/2022	$15,172	$17,971	$14,369
05/2022	$15,078	$18,004	$14,644
06/2022	$13,872	$16,518	$13,041
07/2022	$14,998	$18,041	$14,304
08/2022	$14,623	$17,305	$13,855
09/2022	$13,256	$15,711	$12,454
10/2022	$14,703	$16,983	$13,769
11/2022	$15,722	$17,932	$14,460
12/2022	$14,941	$16,899	$13,601
01/2023	$16,734	$17,961	$14,960
02/2023	$16,118	$17,523	$14,536
03/2023	$15,913	$18,166	$13,791
04/2023	$15,735	$18,450	$13,607
05/2023	$15,051	$18,530	$13,219
06/2023	$16,241	$19,754	$14,394
07/2023	$16,775	$20,389	$15,237
08/2023	$15,557	$20,064	$14,651
09/2023	$14,626	$19,108	$13,867
10/2023	$13,381	$18,706	$13,089
11/2023	$14,599	$20,414	$14,276
12/2023	$16,368	$21,342	$15,775
01/2024	$15,999	$21,700	$15,332
02/2024	$16,235	$22,859	$15,947
03/2024	$16,870	$23,594	$16,732
04/2024	$15,674	$22,631	$15,680
05/2024	$16,294	$23,753	$16,341
06/2024	$15,940	$24,605	$16,012
07/2024	$17,091	$24,905	$17,308
08/2024	$16,575	$25,509	$17,308
09/2024	$16,648	$26,053	$17,553
10/2024	$16,368	$25,817	$17,332
11/2024	$17,401	$27,333	$18,861
12/2024	$16,153	$26,681	$17,507
01/2025	$16,137	$27,424	$18,103
02/2025	$14,981	$27,066	$17,434
03/2025	$13,841	$25,541	$16,486
04/2025	$12,947	$25,368	$16,009
05/2025	$13,872	$26,965	$16,923
06/2025	$14,889	$28,336	$17,688

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
R6 ClassFootnote Reference1	(6.59)%	10.79%	5.24%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 2500® Value Index	10.47%	13.96%	7.59%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$28,918,644
# of Portfolio Holdings	31
Portfolio Turnover Rate	67%
Total Management Fees Paid	$89,460

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Ultra Clean Holdings, Inc.	5.3
Ecovyst, Inc.	5.0
NCR Voyix Corp.	5.0
Madison Square Garden Sports Corp.	4.9
Elanco Animal Health, Inc.	4.8
Penn Entertainment, Inc.	4.7
Tenable Holdings, Inc.	4.7
Topgolf Callaway Brands Corp.	4.6
MKS, Inc.	4.5
Ashland, Inc.	4.4

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Consumer Staples	1.3
Energy	1.8
Consumer Discretionary	9.4
Health Care	10.1
Financials	10.6
Industrials	11.7
Communication Services	14.9
Materials	17.3
Information Technology	22.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro SMID Cap Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro SMID_R6 0625

Class R6: SHDRX

American Beacon

Shapiro Equity Opportunities Fund

Class A: SHXAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.07%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned -1.18% (with sales charges) and 4.87% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$9,425	$10,000	$10,000
09/2017	$9,689	$10,101	$10,201
10/2017	$9,736	$10,336	$10,270
11/2017	$9,877	$10,653	$10,583
12/2017	$10,129	$10,772	$10,718
01/2018	$10,487	$11,388	$11,112
02/2018	$10,025	$10,969	$10,580
03/2018	$9,723	$10,690	$10,416
04/2018	$10,100	$10,731	$10,461
05/2018	$10,346	$10,989	$10,565
06/2018	$10,629	$11,057	$10,594
07/2018	$11,120	$11,468	$10,996
08/2018	$11,148	$11,842	$11,166
09/2018	$11,280	$11,910	$11,165
10/2018	$10,412	$11,096	$10,556
11/2018	$10,544	$11,322	$10,861
12/2018	$9,147	$10,211	$9,799
01/2019	$10,266	$11,125	$10,583
02/2019	$10,616	$11,482	$10,926
03/2019	$10,499	$11,705	$10,969
04/2019	$10,927	$12,179	$11,359
05/2019	$9,925	$11,405	$10,616
06/2019	$10,898	$12,209	$11,372
07/2019	$11,083	$12,384	$11,461
08/2019	$10,314	$12,188	$11,104
09/2019	$10,655	$12,416	$11,511
10/2019	$10,781	$12,685	$11,680
11/2019	$11,219	$13,146	$12,035
12/2019	$11,850	$13,542	$12,372
01/2020	$11,195	$13,537	$12,079
02/2020	$10,008	$12,423	$10,909
03/2020	$7,736	$10,888	$8,992
04/2020	$8,923	$12,284	$10,009
05/2020	$9,496	$12,869	$10,348
06/2020	$9,568	$13,125	$10,300
07/2020	$10,264	$13,865	$10,697
08/2020	$11,308	$14,862	$11,146
09/2020	$11,011	$14,297	$10,859
10/2020	$11,113	$13,917	$10,746
11/2020	$13,088	$15,440	$12,228
12/2020	$14,075	$16,034	$12,728
01/2021	$14,514	$15,872	$12,662
02/2021	$15,371	$16,310	$13,456
03/2021	$16,416	$17,024	$14,241
04/2021	$16,823	$17,933	$14,791
05/2021	$17,492	$18,058	$15,144
06/2021	$17,304	$18,479	$14,976
07/2021	$16,698	$18,918	$15,052
08/2021	$16,687	$19,494	$15,357
09/2021	$16,186	$18,587	$14,837
10/2021	$16,740	$19,889	$15,578
11/2021	$16,583	$19,751	$15,031
12/2021	$17,457	$20,637	$15,957
01/2022	$17,009	$19,569	$15,549
02/2022	$17,065	$18,983	$15,396
03/2022	$16,853	$19,688	$15,822
04/2022	$15,857	$17,971	$14,908
05/2022	$16,114	$18,004	$15,197
06/2022	$14,223	$16,518	$13,859
07/2022	$15,342	$18,041	$14,803
08/2022	$14,738	$17,305	$14,361
09/2022	$12,880	$15,711	$13,089
10/2022	$14,335	$16,983	$14,449
11/2022	$15,297	$17,932	$15,324
12/2022	$14,156	$16,899	$14,683
01/2023	$16,043	$17,961	$15,481
02/2023	$15,373	$17,523	$14,947
03/2023	$15,142	$18,166	$14,817
04/2023	$15,057	$18,450	$15,007
05/2023	$14,290	$18,530	$14,444
06/2023	$15,032	$19,754	$15,414
07/2023	$15,519	$20,389	$15,992
08/2023	$14,898	$20,064	$15,540
09/2023	$14,168	$19,108	$14,928
10/2023	$13,097	$18,706	$14,380
11/2023	$14,448	$20,414	$15,477
12/2023	$15,928	$21,342	$16,395
01/2024	$15,940	$21,700	$16,366
02/2024	$16,454	$22,859	$16,966
03/2024	$17,680	$23,594	$17,808
04/2024	$16,736	$22,631	$17,026
05/2024	$17,324	$23,753	$17,580
06/2024	$16,994	$24,605	$17,407
07/2024	$17,790	$24,905	$18,358
08/2024	$17,643	$25,509	$18,807
09/2024	$17,643	$26,053	$19,055
10/2024	$17,239	$25,817	$18,841
11/2024	$18,047	$27,333	$20,075
12/2024	$16,836	$26,681	$18,687
01/2025	$17,439	$27,424	$19,527
02/2025	$17,365	$27,066	$19,566
03/2025	$16,392	$25,541	$18,994
04/2025	$15,332	$25,368	$18,406
05/2025	$16,712	$26,965	$19,058
06/2025	$17,821	$28,336	$19,723

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class A without Sales ChargeFootnote Reference1	4.87%	13.25%	8.51%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	(1.18)%	11.91%	7.69%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro EO_A 0625

Class A: SHXAX

American Beacon

Shapiro Equity Opportunities Fund

Class C: SHXCX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.82%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 2.99% (with sales charges) and 3.99% (without sales charges) for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,101	$10,201
10/2017	$10,330	$10,336	$10,270
11/2017	$10,480	$10,653	$10,583
12/2017	$10,747	$10,772	$10,718
01/2018	$11,127	$11,388	$11,112
02/2018	$10,636	$10,969	$10,580
03/2018	$10,316	$10,690	$10,416
04/2018	$10,717	$10,731	$10,461
05/2018	$10,977	$10,989	$10,565
06/2018	$11,277	$11,057	$10,594
07/2018	$11,798	$11,468	$10,996
08/2018	$11,828	$11,842	$11,166
09/2018	$11,969	$11,910	$11,165
10/2018	$11,047	$11,096	$10,556
11/2018	$11,187	$11,322	$10,861
12/2018	$9,704	$10,211	$9,799
01/2019	$10,892	$11,125	$10,583
02/2019	$11,263	$11,482	$10,926
03/2019	$11,139	$11,705	$10,969
04/2019	$11,594	$12,179	$11,359
05/2019	$10,530	$11,405	$10,616
06/2019	$11,563	$12,209	$11,372
07/2019	$11,759	$12,384	$11,461
08/2019	$10,943	$12,188	$11,104
09/2019	$11,305	$12,416	$11,511
10/2019	$11,439	$12,685	$11,680
11/2019	$11,903	$13,146	$12,035
12/2019	$12,573	$13,542	$12,372
01/2020	$11,878	$13,537	$12,079
02/2020	$10,618	$12,423	$10,909
03/2020	$8,208	$10,888	$8,992
04/2020	$9,468	$12,284	$10,009
05/2020	$10,076	$12,869	$10,348
06/2020	$10,152	$13,125	$10,300
07/2020	$10,890	$13,865	$10,697
08/2020	$11,997	$14,862	$11,146
09/2020	$11,682	$14,297	$10,859
10/2020	$11,791	$13,917	$10,746
11/2020	$13,886	$15,440	$12,228
12/2020	$14,934	$16,034	$12,728
01/2021	$15,399	$15,872	$12,662
02/2021	$16,308	$16,310	$13,456
03/2021	$17,417	$17,024	$14,241
04/2021	$17,849	$17,933	$14,791
05/2021	$18,559	$18,058	$15,144
06/2021	$18,359	$18,479	$14,976
07/2021	$17,716	$18,918	$15,052
08/2021	$17,705	$19,494	$15,357
09/2021	$17,173	$18,587	$14,837
10/2021	$17,761	$19,889	$15,578
11/2021	$17,583	$19,751	$15,031
12/2021	$18,496	$20,637	$15,957
01/2022	$18,022	$19,569	$15,549
02/2022	$18,070	$18,983	$15,396
03/2022	$17,821	$19,688	$15,822
04/2022	$16,754	$17,971	$14,908
05/2022	$17,014	$18,004	$15,197
06/2022	$15,011	$16,518	$13,859
07/2022	$16,184	$18,041	$14,803
08/2022	$15,544	$17,305	$14,361
09/2022	$13,576	$15,711	$13,089
10/2022	$15,094	$16,983	$14,449
11/2022	$16,101	$17,932	$15,324
12/2022	$14,878	$16,899	$14,683
01/2023	$16,864	$17,961	$15,481
02/2023	$16,147	$17,523	$14,947
03/2023	$15,890	$18,166	$14,817
04/2023	$15,801	$18,450	$15,007
05/2023	$14,981	$18,530	$14,444
06/2023	$15,762	$19,754	$15,414
07/2023	$16,249	$20,389	$15,992
08/2023	$15,596	$20,064	$15,540
09/2023	$14,814	$19,108	$14,928
10/2023	$13,686	$18,706	$14,380
11/2023	$15,083	$20,414	$15,477
12/2023	$16,621	$21,342	$16,395
01/2024	$16,621	$21,700	$16,366
02/2024	$17,146	$22,859	$16,966
03/2024	$18,415	$23,594	$17,808
04/2024	$17,428	$22,631	$17,026
05/2024	$18,018	$23,753	$17,580
06/2024	$17,684	$24,605	$17,407
07/2024	$18,492	$24,905	$18,358
08/2024	$18,325	$25,509	$18,807
09/2024	$18,312	$26,053	$19,055
10/2024	$17,877	$25,817	$18,841
11/2024	$18,710	$27,333	$20,075
12/2024	$17,441	$26,681	$18,687
01/2025	$18,056	$27,424	$19,527
02/2025	$17,966	$27,066	$19,566
03/2025	$16,954	$25,541	$18,994
04/2025	$15,852	$25,368	$18,406
05/2025	$17,262	$26,965	$19,058
06/2025	$18,389	$28,336	$19,723

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class C without Deferred Sales ChargeFootnote Reference1	3.99%	12.62%	8.13%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	2.99%	12.62%	8.13%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro EO_C 0625

Class C: SHXCX

American Beacon

Shapiro Equity Opportunities Fund

Class R5: SHXIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$82	0.80%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 5.09% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$250,000	$250,000	$250,000
09/2017	$257,000	$252,514	$255,014
10/2017	$258,250	$258,406	$256,750
11/2017	$262,250	$266,331	$264,578
12/2017	$268,916	$269,293	$267,960
01/2018	$278,430	$284,711	$277,798
02/2018	$266,412	$274,217	$264,488
03/2018	$258,399	$267,248	$260,405
04/2018	$268,665	$268,274	$261,537
05/2018	$275,175	$274,734	$264,121
06/2018	$282,687	$276,425	$264,858
07/2018	$296,208	$286,712	$274,896
08/2018	$296,959	$296,055	$279,146
09/2018	$300,715	$297,740	$279,134
10/2018	$277,429	$277,389	$263,900
11/2018	$281,185	$283,042	$271,522
12/2018	$243,862	$255,285	$244,978
01/2019	$273,797	$278,120	$264,577
02/2019	$283,087	$287,050	$273,159
03/2019	$279,990	$292,628	$274,215
04/2019	$291,861	$304,476	$283,986
05/2019	$265,023	$285,127	$265,388
06/2019	$291,087	$305,222	$284,294
07/2019	$296,248	$309,608	$286,522
08/2019	$275,603	$304,704	$277,591
09/2019	$284,893	$310,405	$287,779
10/2019	$287,990	$317,129	$291,995
11/2019	$300,119	$328,640	$300,877
12/2019	$316,988	$338,559	$309,302
01/2020	$299,589	$338,426	$301,984
02/2020	$268,053	$310,567	$272,732
03/2020	$207,429	$272,208	$224,798
04/2020	$238,964	$307,104	$250,215
05/2020	$254,460	$321,730	$258,707
06/2020	$256,635	$328,129	$257,512
07/2020	$275,394	$346,630	$267,415
08/2020	$303,395	$371,546	$278,660
09/2020	$295,783	$357,429	$271,464
10/2020	$298,502	$347,923	$268,642
11/2020	$351,514	$386,008	$305,704
12/2020	$378,156	$400,850	$318,193
01/2021	$390,095	$396,803	$316,543
02/2021	$413,140	$407,745	$336,394
03/2021	$441,182	$425,602	$356,025
04/2021	$452,566	$448,316	$369,768
05/2021	$470,336	$451,447	$378,598
06/2021	$465,615	$461,986	$374,412
07/2021	$449,234	$472,961	$376,293
08/2021	$448,957	$487,341	$383,924
09/2021	$435,907	$464,675	$370,937
10/2021	$450,623	$497,231	$389,459
11/2021	$446,458	$493,786	$375,763
12/2021	$470,226	$515,915	$398,917
01/2022	$458,336	$489,218	$388,718
02/2022	$460,120	$474,570	$384,894
03/2022	$454,175	$492,191	$395,545
04/2022	$427,424	$449,271	$372,698
05/2022	$434,557	$450,095	$379,937
06/2022	$383,433	$412,943	$346,474
07/2022	$414,048	$451,018	$370,081
08/2022	$397,997	$432,624	$359,014
09/2022	$347,765	$392,780	$327,222
10/2022	$387,000	$424,580	$361,230
11/2022	$413,454	$448,308	$383,101
12/2022	$382,537	$422,479	$367,084
01/2023	$433,542	$449,025	$387,032
02/2023	$415,464	$438,069	$373,668
03/2023	$409,330	$454,152	$370,437
04/2023	$407,394	$461,241	$375,184
05/2023	$386,411	$463,246	$361,095
06/2023	$407,071	$493,855	$385,347
07/2023	$420,306	$509,720	$399,793
08/2023	$403,520	$501,604	$388,496
09/2023	$383,505	$477,689	$373,197
10/2023	$354,775	$467,645	$359,508
11/2023	$391,576	$510,353	$386,927
12/2023	$431,530	$533,538	$409,869
01/2024	$432,181	$542,504	$409,149
02/2024	$446,186	$571,471	$424,145
03/2024	$479,405	$589,858	$445,204
04/2024	$454,328	$565,766	$425,654
05/2024	$470,937	$593,819	$439,504
06/2024	$462,144	$615,126	$435,187
07/2024	$483,639	$622,614	$458,950
08/2024	$479,731	$637,717	$470,169
09/2024	$479,731	$651,336	$476,383
10/2024	$468,658	$645,430	$471,030
11/2024	$491,130	$683,317	$501,864
12/2024	$458,115	$667,028	$467,163
01/2025	$474,523	$685,603	$488,183
02/2025	$472,882	$676,657	$489,162
03/2025	$446,301	$638,531	$474,841
04/2025	$417,423	$634,202	$460,161
05/2025	$455,161	$674,121	$476,460
06/2025	$485,680	$708,402	$493,082

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class R5Footnote Reference1	5.09%	13.61%	8.89%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro EO_R5 0625

Class R5: SHXIX

American Beacon

Shapiro Equity Opportunities Fund

Class Y: SHXYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$92	0.90%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 5.03% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$100,000	$100,000	$100,000
09/2017	$102,800	$101,006	$102,006
10/2017	$103,300	$103,362	$102,700
11/2017	$104,900	$106,533	$105,831
12/2017	$107,566	$107,717	$107,184
01/2018	$111,572	$113,884	$111,119
02/2018	$106,765	$109,687	$105,795
03/2018	$103,460	$106,899	$104,162
04/2018	$107,566	$107,310	$104,615
05/2018	$110,170	$109,894	$105,648
06/2018	$113,175	$110,570	$105,943
07/2018	$118,483	$114,685	$109,959
08/2018	$118,784	$118,422	$111,658
09/2018	$120,286	$119,096	$111,654
10/2018	$111,072	$110,956	$105,560
11/2018	$112,474	$113,217	$108,609
12/2018	$97,545	$102,114	$97,991
01/2019	$109,416	$111,248	$105,831
02/2019	$113,235	$114,820	$109,264
03/2019	$111,996	$117,051	$109,686
04/2019	$116,641	$121,790	$113,594
05/2019	$106,009	$114,051	$106,155
06/2019	$116,435	$122,089	$113,718
07/2019	$118,396	$123,843	$114,609
08/2019	$110,138	$121,882	$111,036
09/2019	$113,854	$124,162	$115,111
10/2019	$115,093	$126,851	$116,798
11/2019	$119,944	$131,456	$120,351
12/2019	$126,692	$135,424	$123,721
01/2020	$119,732	$135,371	$120,794
02/2020	$107,117	$124,227	$109,093
03/2020	$82,866	$108,883	$89,919
04/2020	$95,481	$122,841	$100,086
05/2020	$101,680	$128,692	$103,483
06/2020	$102,550	$131,251	$103,005
07/2020	$109,945	$138,652	$106,966
08/2020	$121,146	$148,619	$111,464
09/2020	$118,101	$142,972	$108,586
10/2020	$119,080	$139,169	$107,457
11/2020	$140,394	$154,403	$122,281
12/2020	$150,943	$160,340	$127,277
01/2021	$155,719	$158,721	$126,617
02/2021	$164,938	$163,098	$134,558
03/2021	$176,045	$170,241	$142,410
04/2021	$180,488	$179,326	$147,907
05/2021	$187,707	$180,579	$151,439
06/2021	$185,708	$184,794	$149,765
07/2021	$179,266	$189,184	$150,517
08/2021	$179,155	$194,937	$153,570
09/2021	$173,824	$185,870	$148,375
10/2021	$179,710	$198,892	$155,783
11/2021	$178,044	$197,514	$150,305
12/2021	$187,549	$206,366	$159,567
01/2022	$182,795	$195,687	$155,487
02/2022	$183,389	$189,828	$153,958
03/2022	$181,131	$196,876	$158,218
04/2022	$170,434	$179,708	$149,079
05/2022	$173,168	$180,038	$151,975
06/2022	$152,963	$165,177	$138,590
07/2022	$165,086	$180,407	$148,032
08/2022	$158,549	$173,050	$143,606
09/2022	$138,700	$157,112	$130,889
10/2022	$154,270	$169,832	$144,492
11/2022	$164,729	$179,323	$153,240
12/2022	$152,390	$168,991	$146,834
01/2023	$172,777	$179,610	$154,813
02/2023	$165,551	$175,228	$149,467
03/2023	$163,100	$181,661	$148,175
04/2023	$162,196	$184,496	$150,073
05/2023	$153,938	$185,298	$144,438
06/2023	$162,067	$197,542	$154,139
07/2023	$167,358	$203,888	$159,917
08/2023	$160,648	$200,642	$155,398
09/2023	$152,777	$191,076	$149,279
10/2023	$141,293	$187,058	$143,803
11/2023	$155,874	$204,141	$154,771
12/2023	$171,796	$213,415	$163,948
01/2024	$172,057	$217,002	$163,660
02/2024	$177,523	$228,589	$169,658
03/2024	$190,798	$235,943	$178,082
04/2024	$180,776	$226,306	$170,262
05/2024	$187,024	$237,528	$175,802
06/2024	$183,510	$246,051	$174,075
07/2024	$192,230	$249,046	$183,580
08/2024	$190,668	$255,087	$188,068
09/2024	$190,538	$260,535	$190,553
10/2024	$186,243	$258,172	$188,412
11/2024	$194,963	$273,327	$200,745
12/2024	$181,854	$266,811	$186,865
01/2025	$188,410	$274,241	$195,273
02/2025	$187,754	$270,663	$195,665
03/2025	$177,265	$255,413	$189,937
04/2025	$165,727	$253,681	$184,064
05/2025	$180,674	$269,648	$190,584
06/2025	$192,736	$283,361	$197,233

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Class YFootnote Reference1	5.03%	13.45%	8.78%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro EO_Y 0625

Class Y: SHXYX

American Beacon

Shapiro Equity Opportunities Fund

Investor Class: SHXPX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$110	1.07%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 4.78% for the twelve months ended June 30, 2025, compared to the S&P 500 Index return of 15.16% and the Russell 3000 Value Index return of 13.30%.

• Broad market performance was driven significantly by AI-themed companies.

• Continued higher interest rates and higher tariff expectations were particularly challenging for the Fund’s holdings in undervalued and out-of-favor companies.

• The Fund’s investments in corporate spin-off situations lagged the overall market and caused the Fund’s performance to suffer substantially.

• The Fund’s underperformance was mainly driven by the sub-advisor’s stock selection decisions in the Communication Services and Industrials sectors, while stock selection in the Consumer Discretionary sector contributed to performance.

Cumulative Performance from September 12, 2017 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 3000® Value Index
09/2017	$10,000	$10,000	$10,000
09/2017	$10,280	$10,101	$10,201
10/2017	$10,330	$10,336	$10,270
11/2017	$10,480	$10,653	$10,583
12/2017	$10,747	$10,772	$10,718
01/2018	$11,127	$11,388	$11,112
02/2018	$10,636	$10,969	$10,580
03/2018	$10,316	$10,690	$10,416
04/2018	$10,717	$10,731	$10,461
05/2018	$10,977	$10,989	$10,565
06/2018	$11,277	$11,057	$10,594
07/2018	$11,798	$11,468	$10,996
08/2018	$11,828	$11,842	$11,166
09/2018	$11,969	$11,910	$11,165
10/2018	$11,047	$11,096	$10,556
11/2018	$11,187	$11,322	$10,861
12/2018	$9,704	$10,211	$9,799
01/2019	$10,892	$11,125	$10,583
02/2019	$11,263	$11,482	$10,926
03/2019	$11,139	$11,705	$10,969
04/2019	$11,594	$12,179	$11,359
05/2019	$10,530	$11,405	$10,616
06/2019	$11,563	$12,209	$11,372
07/2019	$11,759	$12,384	$11,461
08/2019	$10,943	$12,188	$11,104
09/2019	$11,305	$12,416	$11,511
10/2019	$11,439	$12,685	$11,680
11/2019	$11,903	$13,146	$12,035
12/2019	$12,573	$13,542	$12,372
01/2020	$11,878	$13,537	$12,079
02/2020	$10,618	$12,423	$10,909
03/2020	$8,208	$10,888	$8,992
04/2020	$9,468	$12,284	$10,009
05/2020	$10,076	$12,869	$10,348
06/2020	$10,152	$13,125	$10,300
07/2020	$10,890	$13,865	$10,697
08/2020	$11,997	$14,862	$11,146
09/2020	$11,682	$14,297	$10,859
10/2020	$11,791	$13,917	$10,746
11/2020	$13,886	$15,440	$12,228
12/2020	$14,934	$16,034	$12,728
01/2021	$15,399	$15,872	$12,662
02/2021	$16,308	$16,310	$13,456
03/2021	$17,417	$17,024	$14,241
04/2021	$17,849	$17,933	$14,791
05/2021	$18,559	$18,058	$15,144
06/2021	$18,359	$18,479	$14,976
07/2021	$17,716	$18,918	$15,052
08/2021	$17,705	$19,494	$15,357
09/2021	$17,173	$18,587	$14,837
10/2021	$17,761	$19,889	$15,578
11/2021	$17,594	$19,751	$15,031
12/2021	$18,525	$20,637	$15,957
01/2022	$18,051	$19,569	$15,549
02/2022	$18,110	$18,983	$15,396
03/2022	$17,885	$19,688	$15,822
04/2022	$16,820	$17,971	$14,908
05/2022	$17,092	$18,004	$15,197
06/2022	$15,092	$16,518	$13,859
07/2022	$16,287	$18,041	$14,803
08/2022	$15,648	$17,305	$14,361
09/2022	$13,672	$15,711	$13,089
10/2022	$15,210	$16,983	$14,449
11/2022	$16,240	$17,932	$15,324
12/2022	$15,019	$16,899	$14,683
01/2023	$17,034	$17,961	$15,481
02/2023	$16,315	$17,523	$14,947
03/2023	$16,071	$18,166	$14,817
04/2023	$15,981	$18,450	$15,007
05/2023	$15,173	$18,530	$14,444
06/2023	$15,968	$19,754	$15,414
07/2023	$16,482	$20,389	$15,992
08/2023	$15,827	$20,064	$15,540
09/2023	$15,044	$19,108	$14,928
10/2023	$13,915	$18,706	$14,380
11/2023	$15,339	$20,414	$15,477
12/2023	$16,908	$21,342	$16,395
01/2024	$16,921	$21,700	$16,366
02/2024	$17,464	$22,859	$16,966
03/2024	$18,768	$23,594	$17,808
04/2024	$17,787	$22,631	$17,026
05/2024	$18,394	$23,753	$17,580
06/2024	$18,058	$24,605	$17,407
07/2024	$18,898	$24,905	$18,358
08/2024	$18,743	$25,509	$18,807
09/2024	$18,730	$26,053	$19,055
10/2024	$18,303	$25,817	$18,841
11/2024	$19,169	$27,333	$20,075
12/2024	$17,870	$26,681	$18,687
01/2025	$18,519	$27,424	$19,527
02/2025	$18,441	$27,066	$19,566
03/2025	$17,415	$25,541	$18,994
04/2025	$16,285	$25,368	$18,406
05/2025	$17,740	$26,965	$19,058
06/2025	$18,922	$28,336	$19,723

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (9/12/17)
Investor ClassFootnote Reference1	4.78%	13.26%	8.52%
S&P 500® Index TR	15.16%	16.64%	14.29%
Russell 3000® Value Index	13.30%	13.87%	9.10%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$81,142,124
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Management Fees Paid	$657,011

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Walt Disney Co.	5.1
Alphabet, Inc., Class C	5.1
Zimmer Biomet Holdings, Inc.	5.1
Nasdaq, Inc.	5.1
Elanco Animal Health, Inc.	5.0
L3Harris Technologies, Inc.	5.0
NCR Voyix Corp.	5.0
Bank of America Corp.	4.9
Micron Technology, Inc.	4.9
Penn Entertainment, Inc.	4.8

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	99.2
Investment Companies	0.8

Sector Allocation - % Equities

Value	Value
Energy	2.3
Consumer Staples	3.2
Materials	5.4
Consumer Discretionary	8.1
Industrials	9.4
Health Care	16.5
Information Technology	17.0
Financials	17.6
Communication Services	20.5

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Shapiro Equity Opportunities Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

Shapiro EO_Investor 0625

Investor Class: SHXPX

American Beacon

SSI Alternative Income Fund

Class R5: SSIJX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$139	1.33%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 9.21% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Cumulative Performance from June 30, 2015 through June 30, 2025

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$250,000	$250,000	$250,000
07/2015	$248,222	$251,738	$249,986
08/2015	$245,935	$251,376	$250,025
09/2015	$244,919	$253,077	$250,029
10/2015	$246,189	$253,119	$250,011
11/2015	$244,919	$252,450	$250,025
12/2015	$242,068	$251,634	$250,109
01/2016	$237,667	$255,097	$250,116
02/2016	$237,149	$256,907	$250,178
03/2016	$241,550	$259,264	$250,294
04/2016	$245,951	$260,259	$250,359
05/2016	$248,022	$260,326	$250,381
06/2016	$249,237	$265,003	$250,475
07/2016	$252,622	$266,679	$250,544
08/2016	$255,227	$266,374	$250,591
09/2016	$255,227	$266,217	$250,714
10/2016	$256,008	$264,181	$250,776
11/2016	$255,487	$257,932	$250,819
12/2016	$255,818	$258,296	$250,924
01/2017	$258,442	$258,803	$251,037
02/2017	$259,229	$260,542	$251,142
03/2017	$259,754	$260,406	$251,185
04/2017	$260,803	$262,415	$251,356
05/2017	$261,328	$264,435	$251,482
06/2017	$262,556	$264,169	$251,693
07/2017	$263,878	$265,306	$251,907
08/2017	$264,671	$267,685	$252,142
09/2017	$265,729	$266,411	$252,360
10/2017	$266,257	$266,565	$252,584
11/2017	$266,786	$266,223	$252,795
12/2017	$266,950	$267,445	$253,074
01/2018	$267,752	$264,364	$253,378
02/2018	$268,286	$261,858	$253,617
03/2018	$268,286	$263,538	$253,973
04/2018	$268,821	$261,578	$254,306
05/2018	$269,355	$263,444	$254,694
06/2018	$269,496	$263,120	$255,122
07/2018	$269,227	$263,183	$255,520
08/2018	$270,574	$264,877	$255,981
09/2018	$270,305	$263,171	$256,376
10/2018	$270,574	$261,091	$256,818
11/2018	$269,766	$262,650	$257,347
12/2018	$268,483	$267,475	$257,818
01/2019	$271,751	$270,315	$258,326
02/2019	$273,384	$270,159	$258,786
03/2019	$275,563	$275,346	$259,366
04/2019	$277,469	$275,417	$259,852
05/2019	$276,924	$280,306	$260,446
06/2019	$279,647	$283,826	$261,022
07/2019	$281,656	$284,450	$261,497
08/2019	$283,037	$291,821	$262,034
09/2019	$283,589	$290,267	$262,490
10/2019	$284,694	$291,141	$262,994
11/2019	$284,694	$290,993	$263,324
12/2019	$286,340	$290,790	$263,697
01/2020	$288,317	$296,386	$264,053
02/2020	$288,599	$301,721	$264,440
03/2020	$267,985	$299,945	$265,212
04/2020	$274,198	$305,277	$265,234
05/2020	$277,586	$306,698	$265,238
06/2020	$286,905	$308,630	$265,274
07/2020	$292,468	$313,240	$265,325
08/2020	$301,589	$310,712	$265,347
09/2020	$303,585	$310,541	$265,376
10/2020	$304,440	$309,155	$265,405
11/2020	$312,422	$312,188	$265,430
12/2020	$315,789	$312,618	$265,459
01/2021	$319,285	$310,377	$265,481
02/2021	$323,946	$305,895	$265,506
03/2021	$322,490	$302,075	$265,524
04/2021	$322,781	$304,462	$265,528
05/2021	$322,781	$305,457	$265,535
06/2021	$324,820	$307,603	$265,524
07/2021	$324,628	$311,042	$265,539
08/2021	$325,510	$310,450	$265,550
09/2021	$327,275	$307,762	$265,564
10/2021	$330,215	$307,677	$265,553
11/2021	$328,157	$308,587	$265,568
12/2021	$328,539	$307,798	$265,589
01/2022	$326,234	$301,167	$265,575
02/2022	$323,601	$297,807	$265,611
03/2022	$322,942	$289,533	$265,691
04/2022	$318,333	$278,546	$265,731
05/2022	$313,066	$280,342	$265,912
06/2022	$305,824	$275,944	$265,970
07/2022	$309,597	$282,686	$266,108
08/2022	$312,918	$274,699	$266,535
09/2022	$307,271	$262,830	$267,199
10/2022	$309,597	$259,426	$267,619
11/2022	$311,257	$268,966	$268,482
12/2022	$311,738	$267,753	$269,453
01/2023	$319,766	$275,990	$270,298
02/2023	$319,431	$268,854	$271,179
03/2023	$315,083	$275,684	$272,346
04/2023	$317,759	$277,355	$273,205
05/2023	$318,428	$274,335	$274,274
06/2023	$323,111	$273,356	$275,528
07/2023	$326,662	$273,166	$276,626
08/2023	$328,030	$271,421	$277,873
09/2023	$328,714	$264,524	$279,149
10/2023	$324,951	$260,349	$280,396
11/2023	$329,740	$272,139	$281,654
12/2023	$336,830	$282,556	$282,966
01/2024	$338,942	$281,781	$284,176
02/2024	$340,421	$277,799	$285,340
03/2024	$344,475	$280,365	$286,623
04/2024	$344,562	$273,283	$287,852
05/2024	$347,126	$277,916	$289,233
06/2024	$348,641	$280,547	$290,411
07/2024	$351,969	$287,100	$291,712
08/2024	$357,169	$291,226	$293,107
09/2024	$361,992	$295,125	$294,380
10/2024	$363,646	$287,806	$295,500
11/2024	$367,385	$290,849	$296,627
12/2024	$368,523	$286,089	$297,827
01/2025	$371,480	$287,607	$298,921
02/2025	$374,467	$293,935	$299,871
03/2025	$374,950	$294,045	$300,875
04/2025	$375,768	$295,201	$301,908
05/2025	$378,117	$293,087	$303,006
06/2025	$380,766	$297,594	$304,003

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	9.21%	5.82%	4.30%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Software
12.1
REITS
11.7
Health Care - Products
9.8
Pharmaceuticals
6.8
Computers
6.0
Internet
4.8
Diversified Financial Services
4.7
Media
4.6
Electric
4.5
Entertainment
4.2
0%
2%
4%
6%
8%
10%
12%
14%

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Sector Allocation - % Equities

Financials
57.2
Health Care
12.6
Information Technology
12.1
Materials
11.9
Industrials
6.2
0%
10%
20%
30%
40%
50%
60%

Value	Value
Industrials	6.2
Materials	11.9
Information Technology	12.1
Health Care	12.6
Financials	57.2

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

SSI_R5 0625

Class R5: SSIJX

American Beacon

SSI Alternative Income Fund

Class Y: PSCIX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$148	1.42%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 9.11% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Cumulative Performance from June 30, 2015 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$100,000	$100,000	$100,000
07/2015	$99,289	$100,695	$99,994
08/2015	$98,374	$100,551	$100,010
09/2015	$97,967	$101,231	$100,012
10/2015	$98,476	$101,247	$100,004
11/2015	$97,967	$100,980	$100,010
12/2015	$96,827	$100,654	$100,043
01/2016	$95,067	$102,039	$100,046
02/2016	$94,860	$102,763	$100,071
03/2016	$96,620	$103,705	$100,117
04/2016	$98,381	$104,104	$100,144
05/2016	$99,209	$104,130	$100,152
06/2016	$99,695	$106,001	$100,190
07/2016	$101,049	$106,671	$100,217
08/2016	$102,091	$106,549	$100,236
09/2016	$102,091	$106,487	$100,286
10/2016	$102,403	$105,672	$100,310
11/2016	$102,195	$103,173	$100,328
12/2016	$102,327	$103,318	$100,370
01/2017	$103,377	$103,521	$100,415
02/2017	$103,692	$104,217	$100,457
03/2017	$103,901	$104,162	$100,474
04/2017	$104,321	$104,966	$100,542
05/2017	$104,531	$105,774	$100,593
06/2017	$105,022	$105,668	$100,677
07/2017	$105,551	$106,122	$100,763
08/2017	$105,868	$107,074	$100,857
09/2017	$106,291	$106,564	$100,944
10/2017	$106,503	$106,626	$101,034
11/2017	$106,715	$106,489	$101,118
12/2017	$106,780	$106,978	$101,229
01/2018	$107,101	$105,746	$101,351
02/2018	$107,315	$104,743	$101,447
03/2018	$107,315	$105,415	$101,589
04/2018	$107,528	$104,631	$101,722
05/2018	$107,742	$105,378	$101,878
06/2018	$107,799	$105,248	$102,049
07/2018	$107,691	$105,273	$102,208
08/2018	$108,230	$105,951	$102,392
09/2018	$108,122	$105,268	$102,550
10/2018	$108,230	$104,436	$102,727
11/2018	$107,906	$105,060	$102,939
12/2018	$107,393	$106,990	$103,127
01/2019	$108,700	$108,126	$103,330
02/2019	$109,354	$108,064	$103,514
03/2019	$110,225	$110,139	$103,746
04/2019	$110,988	$110,167	$103,941
05/2019	$110,770	$112,122	$104,178
06/2019	$111,859	$113,530	$104,409
07/2019	$112,663	$113,780	$104,599
08/2019	$113,215	$116,728	$104,813
09/2019	$113,325	$116,107	$104,996
10/2019	$113,878	$116,456	$105,198
11/2019	$113,878	$116,397	$105,330
12/2019	$114,485	$116,316	$105,479
01/2020	$115,276	$118,554	$105,621
02/2020	$115,389	$120,688	$105,776
03/2020	$107,146	$119,978	$106,085
04/2020	$109,517	$122,111	$106,094
05/2020	$110,985	$122,679	$106,095
06/2020	$114,711	$123,452	$106,110
07/2020	$116,935	$125,296	$106,130
08/2020	$120,468	$124,285	$106,139
09/2020	$121,266	$124,217	$106,150
10/2020	$121,722	$123,662	$106,162
11/2020	$124,799	$124,875	$106,172
12/2020	$126,135	$125,047	$106,184
01/2021	$127,533	$124,151	$106,192
02/2021	$129,396	$122,358	$106,202
03/2021	$128,814	$120,830	$106,210
04/2021	$128,931	$121,785	$106,211
05/2021	$129,047	$122,183	$106,214
06/2021	$129,746	$123,041	$106,210
07/2021	$129,585	$124,417	$106,215
08/2021	$130,055	$124,180	$106,220
09/2021	$130,760	$123,105	$106,226
10/2021	$131,818	$123,071	$106,221
11/2021	$130,995	$123,435	$106,227
12/2021	$131,091	$123,119	$106,236
01/2022	$130,171	$120,467	$106,230
02/2022	$129,251	$119,123	$106,244
03/2022	$128,856	$115,813	$106,276
04/2022	$127,015	$111,418	$106,292
05/2022	$125,043	$112,137	$106,365
06/2022	$122,150	$110,378	$106,388
07/2022	$123,717	$113,075	$106,443
08/2022	$124,910	$109,879	$106,614
09/2022	$122,656	$105,132	$106,880
10/2022	$123,584	$103,770	$107,048
11/2022	$124,247	$107,586	$107,393
12/2022	$124,523	$107,101	$107,781
01/2023	$127,593	$110,396	$108,119
02/2023	$127,459	$107,542	$108,471
03/2023	$125,724	$110,274	$108,938
04/2023	$126,792	$110,942	$109,282
05/2023	$127,059	$109,734	$109,710
06/2023	$128,928	$109,342	$110,211
07/2023	$130,345	$109,266	$110,651
08/2023	$130,754	$108,568	$111,149
09/2023	$131,027	$105,809	$111,660
10/2023	$129,662	$104,140	$112,158
11/2023	$131,436	$108,856	$112,661
12/2023	$134,265	$113,023	$113,186
01/2024	$135,248	$112,712	$113,671
02/2024	$135,698	$111,120	$114,136
03/2024	$137,316	$112,146	$114,649
04/2024	$137,351	$109,313	$115,141
05/2024	$138,374	$111,166	$115,693
06/2024	$138,979	$112,219	$116,164
07/2024	$140,303	$114,840	$116,685
08/2024	$142,233	$116,490	$117,243
09/2024	$144,303	$118,050	$117,752
10/2024	$144,818	$115,122	$118,200
11/2024	$146,303	$116,340	$118,651
12/2024	$146,755	$114,436	$119,131
01/2025	$147,935	$115,043	$119,569
02/2025	$149,127	$117,574	$119,948
03/2025	$149,320	$117,618	$120,350
04/2025	$149,645	$118,080	$120,763
05/2025	$150,582	$117,235	$121,202
06/2025	$151,637	$119,038	$121,601

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	9.11%	5.74%	4.25%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Materials	11.9
Information Technology	12.1
Health Care	12.6
Financials	57.2

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

SSI_Y 0625

Class Y: PSCIX

American Beacon

SSI Alternative Income Fund

Investor Class: PSCAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$174	1.67%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 8.94% for the twelve months ended June 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the ICE BofA U.S. 3-Month Treasury Bill Index return of 4.68%.

• The Fund demonstrated attractive performance during the period as its hedged convertible bond strategy capitalized on equity market volatility and elevated interest rates. Income was a significant source of total return for the Fund.

• Credit spreads also improved during the period as risk markets were resilient.

• The Fund’s holdings were diversified across sectors and industries with no individual position having a material impact on performance.

Cumulative Performance from June 30, 2015 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index	ICE BofA US 3-Month Treasury Bill Index
06/2015	$10,000	$10,000	$10,000
07/2015	$9,919	$10,070	$9,999
08/2015	$9,827	$10,055	$10,001
09/2015	$9,787	$10,123	$10,001
10/2015	$9,837	$10,125	$10,000
11/2015	$9,787	$10,098	$10,001
12/2015	$9,669	$10,065	$10,004
01/2016	$9,494	$10,204	$10,005
02/2016	$9,463	$10,276	$10,007
03/2016	$9,638	$10,371	$10,012
04/2016	$9,814	$10,410	$10,014
05/2016	$9,897	$10,413	$10,015
06/2016	$9,942	$10,600	$10,019
07/2016	$10,077	$10,667	$10,022
08/2016	$10,181	$10,655	$10,024
09/2016	$10,181	$10,649	$10,029
10/2016	$10,213	$10,567	$10,031
11/2016	$10,181	$10,317	$10,033
12/2016	$10,198	$10,332	$10,037
01/2017	$10,293	$10,352	$10,041
02/2017	$10,324	$10,422	$10,046
03/2017	$10,345	$10,416	$10,047
04/2017	$10,387	$10,497	$10,054
05/2017	$10,407	$10,577	$10,059
06/2017	$10,454	$10,567	$10,068
07/2017	$10,496	$10,612	$10,076
08/2017	$10,527	$10,707	$10,086
09/2017	$10,569	$10,656	$10,094
10/2017	$10,580	$10,663	$10,103
11/2017	$10,601	$10,649	$10,112
12/2017	$10,612	$10,698	$10,123
01/2018	$10,633	$10,575	$10,135
02/2018	$10,654	$10,474	$10,145
03/2018	$10,654	$10,542	$10,159
04/2018	$10,676	$10,463	$10,172
05/2018	$10,686	$10,538	$10,188
06/2018	$10,690	$10,525	$10,205
07/2018	$10,679	$10,527	$10,221
08/2018	$10,722	$10,595	$10,239
09/2018	$10,711	$10,527	$10,255
10/2018	$10,722	$10,444	$10,273
11/2018	$10,690	$10,506	$10,294
12/2018	$10,638	$10,699	$10,313
01/2019	$10,767	$10,813	$10,333
02/2019	$10,832	$10,806	$10,351
03/2019	$10,918	$11,014	$10,375
04/2019	$10,983	$11,017	$10,394
05/2019	$10,961	$11,212	$10,418
06/2019	$11,069	$11,353	$10,441
07/2019	$11,142	$11,378	$10,460
08/2019	$11,197	$11,673	$10,481
09/2019	$11,208	$11,611	$10,500
10/2019	$11,252	$11,646	$10,520
11/2019	$11,252	$11,640	$10,533
12/2019	$11,310	$11,632	$10,548
01/2020	$11,399	$11,855	$10,562
02/2020	$11,399	$12,069	$10,578
03/2020	$10,585	$11,998	$10,608
04/2020	$10,819	$12,211	$10,609
05/2020	$10,953	$12,268	$10,610
06/2020	$11,321	$12,345	$10,611
07/2020	$11,540	$12,530	$10,613
08/2020	$11,888	$12,428	$10,614
09/2020	$11,956	$12,422	$10,615
10/2020	$12,001	$12,366	$10,616
11/2020	$12,304	$12,488	$10,617
12/2020	$12,437	$12,505	$10,618
01/2021	$12,563	$12,415	$10,619
02/2021	$12,747	$12,236	$10,620
03/2021	$12,690	$12,083	$10,621
04/2021	$12,701	$12,178	$10,621
05/2021	$12,701	$12,218	$10,621
06/2021	$12,770	$12,304	$10,621
07/2021	$12,758	$12,442	$10,622
08/2021	$12,793	$12,418	$10,622
09/2021	$12,862	$12,310	$10,623
10/2021	$12,966	$12,307	$10,622
11/2021	$12,885	$12,343	$10,623
12/2021	$12,890	$12,312	$10,624
01/2022	$12,800	$12,047	$10,623
02/2022	$12,696	$11,912	$10,624
03/2022	$12,671	$11,581	$10,628
04/2022	$12,477	$11,142	$10,629
05/2022	$12,271	$11,214	$10,636
06/2022	$12,000	$11,038	$10,639
07/2022	$12,134	$11,307	$10,644
08/2022	$12,264	$10,988	$10,661
09/2022	$12,031	$10,513	$10,688
10/2022	$12,134	$10,377	$10,705
11/2022	$12,186	$10,759	$10,739
12/2022	$12,211	$10,710	$10,778
01/2023	$12,511	$11,040	$10,812
02/2023	$12,498	$10,754	$10,847
03/2023	$12,328	$11,027	$10,894
04/2023	$12,419	$11,094	$10,928
05/2023	$12,445	$10,973	$10,971
06/2023	$12,628	$10,934	$11,021
07/2023	$12,752	$10,927	$11,065
08/2023	$12,806	$10,857	$11,115
09/2023	$12,832	$10,581	$11,166
10/2023	$12,686	$10,414	$11,216
11/2023	$12,872	$10,886	$11,266
12/2023	$13,140	$11,302	$11,319
01/2024	$13,222	$11,271	$11,367
02/2024	$13,278	$11,112	$11,414
03/2024	$13,420	$11,215	$11,465
04/2024	$13,421	$10,931	$11,514
05/2024	$13,519	$11,117	$11,569
06/2024	$13,575	$11,222	$11,616
07/2024	$13,702	$11,484	$11,668
08/2024	$13,887	$11,649	$11,724
09/2024	$14,086	$11,805	$11,775
10/2024	$14,134	$11,512	$11,820
11/2024	$14,276	$11,634	$11,865
12/2024	$14,328	$11,444	$11,913
01/2025	$14,429	$11,504	$11,957
02/2025	$14,542	$11,757	$11,995
03/2025	$14,558	$11,762	$12,035
04/2025	$14,601	$11,808	$12,076
05/2025	$14,675	$11,723	$12,120
06/2025	$14,789	$11,904	$12,160

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.94%	5.49%	3.99%
Bloomberg US Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA US 3-Month Treasury Bill Index	4.68%	2.76%	1.98%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The Bloomberg US Aggregate Bond Index is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.

Key Fund Statistics

Total Net Assets	$298,401,454
# of Portfolio Holdings	210
Portfolio Turnover Rate	172%
Total Management Fees Paid	$1,590,030

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Redwood Trust, Inc., 7.750%, Due 6/15/2027	1.8
Western Digital Corp., 3.000%, Due 11/15/2028	1.8
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029	1.6
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	1.6
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	1.4
LendingTree, Inc., 0.500%, Due 7/15/2025	1.4
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1.4
Enovis Corp., 3.875%, Due 10/15/2028	1.4
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028	1.4
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	1.4

Includes long positions only.

Asset Allocation - % Investments

Convertible Obligations	114.7
Convertible Preferred Stocks	15.3
Investment Companies	8.3
Foreign Convertible Obligations	5.4
Preferred Stocks	3.0
Common Stocks	(46.7)

Top Ten Industry Allocations - % Fixed Income

Value	Value
Entertainment	4.2
Electric	4.5
Media	4.6
Diversified Financial Services	4.7
Internet	4.8
Computers	6.0
Pharmaceuticals	6.8
Health Care - Products	9.8
REITS	11.7
Software	12.1

Includes long positions only.

Sector Allocation - % Equities

Value	Value
Industrials	6.2
Materials	11.9
Information Technology	12.1
Health Care	12.6
Financials	57.2

Includes long equity positions only.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

SSI Alternative Income Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

SSI_Investor 0625

Investor Class: PSCAX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class A: TFBAX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 3.37% (with sales charges) and 6.00% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Cumulative Performance from February 18, 2020 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$9,747	$10,000	$10,000
02/2020	$9,698	$10,111	$10,051
03/2020	$9,400	$9,953	$9,770
04/2020	$9,576	$10,114	$10,002
05/2020	$9,633	$10,143	$10,117
06/2020	$9,709	$10,194	$10,198
07/2020	$9,788	$10,305	$10,249
08/2020	$9,838	$10,230	$10,275
09/2020	$9,859	$10,268	$10,274
10/2020	$9,869	$10,268	$10,292
11/2020	$9,959	$10,327	$10,328
12/2020	$9,995	$10,359	$10,350
01/2021	$10,005	$10,303	$10,355
02/2021	$9,999	$10,143	$10,360
03/2021	$10,012	$10,103	$10,351
04/2021	$10,054	$10,129	$10,373
05/2021	$10,065	$10,152	$10,395
06/2021	$10,088	$10,202	$10,387
07/2021	$10,114	$10,328	$10,404
08/2021	$10,114	$10,308	$10,409
09/2021	$10,094	$10,210	$10,406
10/2021	$10,031	$10,184	$10,371
11/2021	$10,010	$10,256	$10,356
12/2021	$10,022	$10,215	$10,349
01/2022	$9,950	$10,054	$10,271
02/2022	$9,874	$9,920	$10,192
03/2022	$9,856	$9,707	$10,022
04/2022	$9,782	$9,446	$9,948
05/2022	$9,748	$9,433	$10,007
06/2022	$9,541	$9,290	$9,921
07/2022	$9,654	$9,526	$9,994
08/2022	$9,560	$9,278	$9,937
09/2022	$9,353	$8,980	$9,793
10/2022	$9,446	$8,949	$9,771
11/2022	$9,552	$9,177	$9,900
12/2022	$9,612	$9,069	$9,929
01/2023	$9,750	$9,278	$10,033
02/2023	$9,733	$9,130	$9,970
03/2023	$9,735	$9,332	$10,057
04/2023	$9,786	$9,380	$10,116
05/2023	$9,793	$9,343	$10,100
06/2023	$9,777	$9,338	$10,086
07/2023	$9,889	$9,341	$10,154
08/2023	$9,913	$9,329	$10,185
09/2023	$9,970	$9,168	$10,178
10/2023	$10,002	$9,103	$10,200
11/2023	$10,118	$9,416	$10,349
12/2023	$10,272	$9,717	$10,486
01/2024	$10,320	$9,698	$10,542
02/2024	$10,322	$9,631	$10,520
03/2024	$10,391	$9,718	$10,575
04/2024	$10,375	$9,562	$10,554
05/2024	$10,434	$9,646	$10,639
06/2024	$10,491	$9,730	$10,692
07/2024	$10,604	$9,918	$10,828
08/2024	$10,653	$10,026	$10,930
09/2024	$10,737	$10,143	$11,030
10/2024	$10,724	$10,006	$10,981
11/2024	$10,797	$10,124	$11,027
12/2024	$10,811	$10,047	$11,053
01/2025	$10,873	$10,086	$11,110
02/2025	$10,938	$10,207	$11,189
03/2025	$10,932	$10,164	$11,234
04/2025	$11,016	$10,265	$11,297
05/2025	$11,041	$10,231	$11,316
06/2025	$11,120	$10,329	$11,399

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class A without Sales ChargeFootnote Reference1	6.00%	2.75%	2.49%
Class A with Maximum Sales Charge - 2.50%Footnote Reference1	3.37%	2.24%	2.00%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Banks
24.2
Insurance
13.9
Electric
8.4
Telecommunications
8.1
U.S. Treasury Obligations
7.9
Foreign Sovereign Obligations
7.8
Collateralized Mortgage Obligations
6.1
Savings & Loans
5.4
Software
3.6
Real Estate
2.6
0%
5%
10%
15%
20%
25%

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

United Kingdom
47.1
United States
17.1
Germany
11.6
France
10.6
Netherlands
4.9
Spain
3.5
Sweden
1.4
Italy
1.3
Australia
1.3
Belgium
1.2
0%
10%
20%
30%
40%
50%

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Sustainable Short Term Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SSTB_A 0625

Class A: TFBAX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class C: TFBCX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 4.48% (with sales charges) and 5.48% (without sales charges) for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Cumulative Performance from February 18, 2020 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,950	$10,111	$10,051
03/2020	$9,635	$9,953	$9,770
04/2020	$9,805	$10,114	$10,002
05/2020	$9,844	$10,143	$10,117
06/2020	$9,921	$10,194	$10,198
07/2020	$9,992	$10,305	$10,249
08/2020	$10,043	$10,230	$10,275
09/2020	$10,065	$10,268	$10,274
10/2020	$10,065	$10,268	$10,292
11/2020	$10,147	$10,327	$10,328
12/2020	$10,184	$10,359	$10,350
01/2021	$10,184	$10,303	$10,355
02/2021	$10,168	$10,143	$10,360
03/2021	$10,181	$10,103	$10,351
04/2021	$10,214	$10,129	$10,373
05/2021	$10,225	$10,152	$10,395
06/2021	$10,239	$10,202	$10,387
07/2021	$10,250	$10,328	$10,404
08/2021	$10,250	$10,308	$10,409
09/2021	$10,229	$10,210	$10,406
10/2021	$10,155	$10,184	$10,371
11/2021	$10,133	$10,256	$10,356
12/2021	$10,134	$10,215	$10,349
01/2022	$10,061	$10,054	$10,271
02/2022	$9,972	$9,920	$10,192
03/2022	$9,944	$9,707	$10,022
04/2022	$9,867	$9,446	$9,948
05/2022	$9,823	$9,433	$10,007
06/2022	$9,610	$9,290	$9,921
07/2022	$9,726	$9,526	$9,994
08/2022	$9,619	$9,278	$9,937
09/2022	$9,407	$8,980	$9,793
10/2022	$9,492	$8,949	$9,771
11/2022	$9,600	$9,177	$9,900
12/2022	$9,651	$9,069	$9,929
01/2023	$9,781	$9,278	$10,033
02/2023	$9,763	$9,130	$9,970
03/2023	$9,754	$9,332	$10,057
04/2023	$9,806	$9,380	$10,116
05/2023	$9,801	$9,343	$10,100
06/2023	$9,771	$9,338	$10,086
07/2023	$9,882	$9,341	$10,154
08/2023	$9,907	$9,329	$10,185
09/2023	$9,953	$9,168	$10,178
10/2023	$9,986	$9,103	$10,200
11/2023	$10,093	$9,416	$10,349
12/2023	$10,239	$9,717	$10,486
01/2024	$10,276	$9,698	$10,542
02/2024	$10,278	$9,631	$10,520
03/2024	$10,349	$9,718	$10,575
04/2024	$10,320	$9,562	$10,554
05/2024	$10,380	$9,646	$10,639
06/2024	$10,427	$9,730	$10,692
07/2024	$10,543	$9,918	$10,828
08/2024	$10,593	$10,026	$10,930
09/2024	$10,655	$10,143	$11,030
10/2024	$10,641	$10,006	$10,981
11/2024	$10,716	$10,124	$11,027
12/2024	$10,718	$10,047	$11,053
01/2025	$10,782	$10,086	$11,110
02/2025	$10,823	$10,207	$11,189
03/2025	$10,830	$10,164	$11,234
04/2025	$10,891	$10,265	$11,297
05/2025	$10,917	$10,231	$11,316
06/2025	$10,998	$10,329	$11,399

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class C without Deferred Sales ChargeFootnote Reference1	5.48%	2.08%	1.79%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	4.48%	2.08%	1.79%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Sustainable Short Term Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SSTB_C 0625

Class C: TFBCX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class Y: TFBYX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$59	0.57%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 6.29% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Cumulative Performance from February 18, 2020 through June 30, 2025

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$100,000	$100,000	$100,000
02/2020	$99,600	$101,106	$100,507
03/2020	$96,549	$99,532	$97,699
04/2020	$98,347	$101,144	$100,017
05/2020	$99,038	$101,430	$101,168
06/2020	$99,712	$101,936	$101,984
07/2020	$100,522	$103,050	$102,493
08/2020	$101,138	$102,304	$102,752
09/2020	$101,357	$102,677	$102,739
10/2020	$101,455	$102,685	$102,923
11/2020	$102,378	$103,271	$103,276
12/2020	$102,746	$103,588	$103,498
01/2021	$102,848	$103,032	$103,549
02/2021	$102,892	$101,430	$103,599
03/2021	$103,025	$101,030	$103,514
04/2021	$103,461	$101,294	$103,729
05/2021	$103,669	$101,520	$103,950
06/2021	$103,913	$102,015	$103,867
07/2021	$104,103	$103,283	$104,040
08/2021	$104,208	$103,076	$104,086
09/2021	$103,998	$102,103	$104,056
10/2021	$103,461	$101,836	$103,708
11/2021	$103,245	$102,563	$103,556
12/2021	$103,466	$102,147	$103,488
01/2022	$102,728	$100,542	$102,712
02/2022	$101,841	$99,205	$101,921
03/2022	$101,765	$97,066	$100,222
04/2022	$100,998	$94,457	$99,483
05/2022	$100,655	$94,327	$100,066
06/2022	$98,515	$92,896	$99,209
07/2022	$99,909	$95,262	$99,941
08/2022	$98,830	$92,775	$99,375
09/2022	$96,800	$89,797	$97,931
10/2022	$97,760	$89,489	$97,708
11/2022	$98,958	$91,770	$98,996
12/2022	$99,472	$90,687	$99,293
01/2023	$101,014	$92,776	$100,333
02/2023	$100,840	$91,296	$99,699
03/2023	$100,863	$93,320	$100,574
04/2023	$101,505	$93,801	$101,157
05/2023	$101,582	$93,431	$100,996
06/2023	$101,418	$93,376	$100,858
07/2023	$102,575	$93,406	$101,541
08/2023	$102,944	$93,288	$101,848
09/2023	$103,531	$91,680	$101,780
10/2023	$103,859	$91,029	$102,004
11/2023	$105,055	$94,159	$103,494
12/2023	$106,648	$97,168	$104,863
01/2024	$107,141	$96,977	$105,415
02/2024	$107,284	$96,312	$105,203
03/2024	$108,122	$97,180	$105,751
04/2024	$107,953	$95,616	$105,539
05/2024	$108,561	$96,462	$106,394
06/2024	$109,281	$97,299	$106,921
07/2024	$110,448	$99,178	$108,283
08/2024	$111,075	$100,265	$109,296
09/2024	$111,818	$101,428	$110,296
10/2024	$111,807	$100,056	$109,808
11/2024	$112,564	$101,244	$110,273
12/2024	$112,709	$100,467	$110,527
01/2025	$113,477	$100,856	$111,095
02/2025	$114,018	$102,071	$111,892
03/2025	$114,088	$101,645	$112,342
04/2025	$114,953	$102,646	$112,972
05/2025	$115,214	$102,306	$113,157
06/2025	$116,158	$103,286	$113,989

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (2/18/20)
Class YFootnote Reference1	6.29%	3.10%	2.83%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Sustainable Short Term Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SSTB_Y 0625

Class Y: TFBYX

American Beacon

TwentyFour Sustainable Short Term Bond Fund

Class R6: TFBRX

Annual Shareholder Report - June 30, 2025

This annual shareholder report contains important information about American Beacon TwentyFour Sustainable Short Term Bond Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.47%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 6.42% for the twelve months ended June 30, 2025, compared to the Bloomberg Global-Aggregate Total Return Index Value Hedged USD return of 6.15% and the ICE BofA 1-3 Year U.S. Corporate Index return of 6.61%.

• The Fund’s duration position contributed to performance as shorter-term interest rates declined while longer-term interest rates rose.

• The Fund held a variety of exposures across credit sectors that the sub-advisor deemed to offer attractive yield, and most sectors contributed positively to total returns given strong credit markets.

• Investments in the Financial sector, including Banking and Insurance, generated the largest contribution to the Fund’s return, followed by selections in Government Bonds.

Cumulative Performance from February 18, 2020 through June 30, 2025

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Bloomberg Global-Aggregate Total Return Index Value Hedged USD	ICE BofA 1-3 Year US Corporate Index
02/2020	$10,000	$10,000	$10,000
02/2020	$9,960	$10,111	$10,051
03/2020	$9,655	$9,953	$9,770
04/2020	$9,845	$10,114	$10,002
05/2020	$9,904	$10,143	$10,117
06/2020	$9,981	$10,194	$10,198
07/2020	$10,052	$10,305	$10,249
08/2020	$10,114	$10,230	$10,275
09/2020	$10,146	$10,268	$10,274
10/2020	$10,156	$10,268	$10,292
11/2020	$10,248	$10,327	$10,328
12/2020	$10,295	$10,359	$10,350
01/2021	$10,305	$10,303	$10,355
02/2021	$10,299	$10,143	$10,360
03/2021	$10,323	$10,103	$10,351
04/2021	$10,366	$10,129	$10,373
05/2021	$10,387	$10,152	$10,395
06/2021	$10,412	$10,202	$10,387
07/2021	$10,431	$10,328	$10,404
08/2021	$10,441	$10,308	$10,409
09/2021	$10,420	$10,210	$10,406
10/2021	$10,367	$10,184	$10,371
11/2021	$10,345	$10,256	$10,356
12/2021	$10,367	$10,215	$10,349
01/2022	$10,294	$10,054	$10,271
02/2022	$10,205	$9,920	$10,192
03/2022	$10,198	$9,707	$10,022
04/2022	$10,121	$9,446	$9,948
05/2022	$10,087	$9,433	$10,007
06/2022	$9,884	$9,290	$9,921
07/2022	$10,010	$9,526	$9,994
08/2022	$9,913	$9,278	$9,937
09/2022	$9,701	$8,980	$9,793
10/2022	$9,796	$8,949	$9,771
11/2022	$9,926	$9,177	$9,900
12/2022	$9,977	$9,069	$9,929
01/2023	$10,130	$9,278	$10,033
02/2023	$10,113	$9,130	$9,970
03/2023	$10,115	$9,332	$10,057
04/2023	$10,179	$9,380	$10,116
05/2023	$10,187	$9,343	$10,100
06/2023	$10,171	$9,338	$10,086
07/2023	$10,285	$9,341	$10,154
08/2023	$10,322	$9,329	$10,185
09/2023	$10,380	$9,168	$10,178
10/2023	$10,425	$9,103	$10,200
11/2023	$10,240	$9,416	$10,349
12/2023	$10,386	$9,717	$10,486
01/2024	$10,435	$9,698	$10,542
02/2024	$10,449	$9,631	$10,520
03/2024	$10,533	$9,718	$10,575
04/2024	$10,516	$9,562	$10,554
05/2024	$10,576	$9,646	$10,639
06/2024	$10,648	$9,730	$10,692
07/2024	$10,764	$9,918	$10,828
08/2024	$10,826	$10,026	$10,930
09/2024	$10,900	$10,143	$11,030
10/2024	$10,886	$10,006	$10,981
11/2024	$10,974	$10,124	$11,027
12/2024	$10,988	$10,047	$11,053
01/2025	$11,065	$10,086	$11,110
02/2025	$11,119	$10,207	$11,189
03/2025	$11,126	$10,164	$11,234
04/2025	$11,212	$10,265	$11,297
05/2025	$11,237	$10,231	$11,316
06/2025	$11,331	$10,329	$11,399

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (2/18/20)
R6 ClassFootnote Reference1	6.42%	2.57%	2.36%
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	6.15%	0.26%	0.60%
ICE BofA 1-3 Year US Corporate Index	6.61%	2.25%	2.47%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$10,493,831
# of Portfolio Holdings	66
Portfolio Turnover Rate	79%
Total Management Fees Paid	$0

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.000%, Due 3/31/2030	7.7
Bundesobligation, 2.500%, Due 10/11/2029	5.0
Bundesobligation, 2.400%, Due 4/18/2030	2.6
Nationwide Building Society, 5.750%, Due 6/20/2027	2.6
BNP Paribas SA, 2.000%, Due 5/24/2031	2.5
Rothesay Life PLC, 8.000%, Due 10/30/2025	2.5
SSE PLC, 4.000%, Due 1/21/2028	2.3
Tower Bridge Funding PLC, Series 2021-2, 6.037%, Due 11/20/2063, Class D	2.2
Societe Generale SA, 5.500%, Due 4/13/2029	1.9
Twin Bridges PLC, Series 2021-1, 6.339%, Due 3/12/2055, Class D	1.7

Excludes currency forwards.

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	69.1
Corporate Obligations	9.2
U.S. Treasury Obligations	7.9
Foreign Sovereign Obligations	7.8
Collateralized Mortgage Obligations	6.0

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Real Estate	2.6
Software	3.6
Savings & Loans	5.4
Collateralized Mortgage Obligations	6.1
Foreign Sovereign Obligations	7.8
U.S. Treasury Obligations	7.9
Telecommunications	8.1
Electric	8.4
Insurance	13.9
Banks	24.2

Country Exposure - % Investments

Value	Value
Belgium	1.2
Australia	1.3
Italy	1.3
Sweden	1.4
Spain	3.5
Netherlands	4.9
France	10.6
Germany	11.6
United States	17.1
United Kingdom	47.1

Exludes currency forwards

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

TwentyFour Sustainable Short Term Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - June 30, 2025

TwentyFour SSTB_R6 0625

Class R6: TFBRX

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$281,468	6/30/24
$297,776	6/30/25

(b)
Audit Related Fees	Fiscal Year Ended
$0	6/30/24
$0	6/30/25

(c)
Tax Fees(1)	Fiscal Year Ended
$54,375	6/30/24
$54,375	6/30/25

(d)
All Other Fees	Fiscal Year Ended
$0	6/30/24
$0	6/30/25

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$54,375	$32,969	N/A	6/30/24
$54,375	$128,469	N/A	6/30/25

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon ARK Transformational Innovation FundSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon ARK Transformational Innovation FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon ARK Transformational Innovation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon ARK Transformational Innovation Fund (one of the funds constituting American Beacon Funds, referred to hereafter as the “Fund”) as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statement of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended of June 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 87.09%

Communication Services - 18.38%

Diversified Telecommunication Services - 0.96%
Iridium Communications, Inc.	64,612	$1,949,344

Entertainment - 13.84%
ROBLOX Corp., Class AA	124,020	13,046,904
Roku, Inc.A	172,267	15,140,547

		28,187,451

Interactive Media & Services - 2.51%
Meta Platforms, Inc., Class A	3,878	2,862,313
Pinterest, Inc., Class AA	62,749	2,250,179

		5,112,492

Media - 1.07%
Trade Desk, Inc., Class AA	30,185	2,173,018

Total Communication Services		37,422,305

Consumer Discretionary - 13.90%

Automobiles - 9.53%
Tesla, Inc.A	61,055	19,394,731

Broadline Retail - 1.79%
Amazon.com, Inc.A	16,598	3,641,435

Hotels, Restaurants & Leisure - 2.58%
Airbnb, Inc., Class AA	13,917	1,841,776
DraftKings, Inc., Class AA	79,745	3,420,263

		5,262,039

Total Consumer Discretionary		28,298,205

Financials - 15.64%

Capital Markets - 13.53%
Coinbase Global, Inc., Class AA	46,628	16,342,648
Robinhood Markets, Inc., Class AA	119,731	11,210,413

		27,553,061

Consumer Finance - 0.53%
SoFi Technologies, Inc.A	58,939	1,073,279

Financial Services - 1.58%
Block, Inc.A	47,333	3,215,331

Total Financials		31,841,671

Health Care - 17.08%

Biotechnology - 8.18%
Beam Therapeutics, Inc.A	172,894	2,940,927
Intellia Therapeutics, Inc.A B	256,466	2,405,651
Natera, Inc.A	15,314	2,587,147
Recursion Pharmaceuticals, Inc., Class AA B	531,632	2,690,058
Twist Bioscience Corp.A	111,296	4,094,580
Veracyte, Inc.A	71,870	1,942,646

		16,661,009

See accompanying notes

2

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 87.09% (continued)

Health Care - 17.08% (continued)

Health Care Equipment & Supplies - 0.21%
Cerus Corp.A	299,780	$422,690

Health Care Providers & Services - 0.99%
Guardant Health, Inc.A	38,713	2,014,624

Life Sciences Tools & Services - 7.70%
10X Genomics, Inc., Class AA	271,131	3,139,697
Illumina, Inc.A	22,953	2,189,946
Pacific Biosciences of California, Inc.A B	622,647	772,082
Tempus AI, Inc.A	150,789	9,581,133

		15,682,858

Total Health Care		34,781,181

Industrials - 5.34%

Aerospace & Defense - 4.49%
Archer Aviation, Inc., Class AA	525,184	5,698,246
BWX Technologies, Inc.	12,766	1,839,070
Kratos Defense & Security Solutions, Inc.A	34,628	1,608,471

		9,145,787

Machinery - 0.85%
Deere & Co.	3,401	1,729,375

Total Industrials		10,875,162

Information Technology - 16.75%

Semiconductors & Semiconductor Equipment - 5.44%
Advanced Micro Devices, Inc.A	41,376	5,871,255
NVIDIA Corp.	15,317	2,419,933
Teradyne, Inc.	31,058	2,792,735

		11,083,923

Software - 11.31%
Circle Internet Group, Inc.A	50,395	9,136,110
Gitlab, Inc., Class AA	58,764	2,650,844
PagerDuty, Inc.A	189,644	2,897,760
Palantir Technologies, Inc., Class AA	61,182	8,340,330

		23,025,044

Total Information Technology		34,108,967

Total Common Stocks (Cost $106,435,569)		177,327,491

FOREIGN COMMON STOCKS - 10.90%

Health Care - 5.06%

Biotechnology - 5.06%
CRISPR Therapeutics AGA B	211,825	10,303,168

Information Technology - 5.84%

IT Services - 4.76%
Shopify, Inc., Class AA	84,059	9,696,205

Semiconductors & Semiconductor Equipment - 1.08%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,698	2,196,500

Total Information Technology		11,892,705

Total Foreign Common Stocks (Cost $14,270,649)		22,195,873

See accompanying notes

3

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.05% (Cost $4,177,626)

Investment Companies - 2.05%
American Beacon U.S. Government Money Market Select Fund, 4.27%C D	4,177,626	$4,177,626

SECURITIES LENDING COLLATERAL - 2.17% (Cost $4,418,192)

Investment Companies - 2.17%
American Beacon U.S. Government Money Market Select Fund, 4.27%C D	4,418,192	4,418,192

TOTAL INVESTMENTS - 102.21% (Cost $129,302,036)		208,119,182
LIABILITIES, NET OF OTHER ASSETS - (2.21)%		(4,508,538)

TOTAL NET ASSETS - 100.00%		$203,610,644

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at June 30, 2025 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$177,327,491	$–	$–	$177,327,491
Foreign Common Stocks	22,195,873	–	–	22,195,873
Short-Term Investments	4,177,626	–	–	4,177,626
Securities Lending Collateral	4,418,192	–	–	4,418,192

Total Investments in Securities - Assets	$208,119,182	$–	$–	$208,119,182

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon ARK Transformational Innovation FundSM

Statement of Assets and Liabilities

June 30, 2025

Assets:
Investments in unaffiliated securities, at fair value† §	$199,523,364
Investments in affiliated securities, at fair value‡	8,595,818
Dividends and interest receivable	16,564
Receivable for investments sold	1,019,942
Receivable for fund shares sold	222,171
Receivable for tax reclaims	99,909
Receivable for expense reimbursement (Note 2)	32,330
Prepaid expenses	45,139

Total assets	209,555,237

Liabilities:
Payable for investments purchased	1,019,590
Payable for fund shares redeemed.	219,447
Management and sub-advisory fees payable (Note 2)	129,937
Service fees payable (Note 2)	30,634
Transfer agent fees payable (Note 2)	10,940
Payable upon return of securities loaned (Note 8) §	4,418,192
Custody and fund accounting fees payable	32,041
Professional fees payable.	57,239
Trustee fees payable (Note 2)	562
Payable for prospectus and shareholder reports	22,524
Other liabilities	3,487

Total liabilities	5,944,593

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$203,610,644

Analysis of net assets:
Paid-in-capital	$542,377,193
Total distributable earnings (deficits)A	(338,766,549)

Net assets	$203,610,644

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	265,204

Y Class	5,760,476

Investor Class	2,862,994

A Class	1,048,953

C Class	621,552

R6 Class	158,425

Net assets:
R5 Class	$5,138,027

Y Class	$110,694,175

Investor Class	$53,883,644

A Class	$19,688,002

C Class	$11,143,587

R6 Class	$3,063,209

Net asset value, offering and redemption price per share:
R5 Class	$19.37

Y Class	$19.22

Investor Class	$18.82

A Class	$18.77

A Class (offering price)	$19.92

C Class	$17.93

R6 Class	$19.34

† Cost of investments in unaffiliated securities.	$120,706,218
‡ Cost of investments in affiliated securities	$8,595,818
§ Fair value of securities on loan	$14,753,248

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

5

American Beacon ARK Transformational Innovation FundSM

Statement of Operations

June 30, 2025

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$56,032
Dividend income from affiliated securities (Note 2)	112,176
Income derived from securities lending (Note 8)	931,888

Total investment income.	1,100,096

Expenses:
Management and sub-advisory fees (Note 2)	1,755,217
Transfer agent fees (Note 2):
R5 Class	2,540
Y Class	113,875
Investor Class	3,336
A Class	819
C Class	545
R6 Class	821
Custody and fund accounting fees	65,595
Professional fees	84,846
Registration fees and expenses	104,033
Service fees (Note 2):
Investor Class	168,893
A Class	33,075
C Class	21,485
Distribution fees (Note 2):
A Class	42,083
C Class	96,635
Prospectus and shareholder report expenses.	49,087
Trustee fees (Note 2)	16,979
Loan interest expense (Note 2)	4,627
Line of credit interest expense (Note 9)	2,021
Other expenses	43,417

Total expenses	2,609,929

Net fees waived and expenses (reimbursed) (Note 2)	(252,421)

Net expenses	2,357,508

Net investment (loss)	(1,257,412)

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securities A	21,455,177
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	67,389,530
Foreign currency transactions	40

Net gain from investments	88,844,747

Net increase in net assets resulting from operations.	$87,587,335

† Foreign taxes	$706

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

6

American Beacon ARK Transformational Innovation FundSM

Statement of Changes in Net Assets

	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment (loss)	$(1,257,412)	$(2,672,877)
Net realized gain (loss) from investments in unaffiliated securities	21,455,177	(201,232,005)
Change in net unrealized appreciation of investments in unaffiliated securities and foreign currency transactions	67,389,570	207,152,032

Net increase in net assets resulting from operations	87,587,335	3,247,150

Distributions to shareholders:
Total retained earnings:
R5 Class	-	-
Y Class	-	-
Investor Class	-	-
A Class	-	-
C Class	-	-
R6 Class	-	-

Net distributions to shareholders	-	-

Capital share transactions (Note 10):
Proceeds from sales of shares	51,002,461	66,788,087
Reinvestment of dividends and distributions	-	-
Cost of shares redeemed	(126,672,127)	(153,566,206)

Net (decrease) in net assets from capital share transactions	(75,669,666)	(86,778,119)

Net increase (decrease) in net assets	11,917,669	(83,530,969)

Net assets:
Beginning of year	191,692,975	275,223,944

End of year	$203,610,644	$191,692,975

See accompanying notes

7

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. As of June 30, 2025, the Trust consists of twenty-seven active series, one of which is presented in this filing: American Beacon ARK Transformational Innovation Fund (the “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund’s as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

8

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as brokerdealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

9

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

10

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with ARK Investment Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $5 billion	0.550%
Next $5 billion	0.525%
Next $10 billion	0.500%
Over $20 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the year ended June 30, 2025 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$751,992
Sub-Advisory Fees	0.55%	1,003,225

Total.	0.90%	$1,755,217

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended June 30, 2025, the Manager received securities lending fees of $106,584 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial

11

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis.

During the year ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
ARK Transformational Innovation	$107,755

As of June 30, 2025, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
ARK Transformational Innovation	$8,209

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the "USG Select Fund"). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a June 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	ARK Transformational Innovation	$4,177,626	$-	$-	$112,176	$4,177,626
U.S. Government Money Market Select	Securities Lending	ARK Transformational Innovation	4,418,192	-	-	N/A	4,418,192

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2025, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Funds	Total
ARK Transformational Innovation	$2,470	6,307	$8,777

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility provides a source of immediate,

12

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2025, the Fund borrowed on average $3,813,468 for 5 days at an average interest rate of 5.54% with interest charges of $4,627. These amounts are recorded as “Loan interest expense” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. For the Year ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 6/30/2025	Reimbursed Expenses	(Recouped) Expenses
ARK Transformational Innovation	R5	0.99%	0.99%	$5,590	$-	2027-2028
ARK Transformational Innovation	Y	1.08%	1.08%	122,171	-	2027-2028
ARK Transformational Innovation	Investor	1.32%	1.32%	66,497	-	2027-2028
ARK Transformational Innovation	A	1.34%	1.34%	33,785	-	2027-2028
ARK Transformational Innovation	C	2.10%	2.10%	21,022	-	2027-2028
ARK Transformational Innovation	R6	0.99%	0.99%	3,356	-	2027-2028

Of the above amounts, $32,330 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at June 30, 2025.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
ARK Transformational Innovation	$ -	$-	$292,366	2024-2025
ARK Transformational Innovation	-	313,060	-	2025-2026
ARK Transformational Innovation	-	255,087	-	2026-2027

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2025, RID collected $7,644 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended June 30, 2025, there were no CDSC fees collected for A Class Shares of the Fund.

13

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2025, CDSC fees of $1,413 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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Notes to Financial Statements

June 30, 2025

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

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American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use

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Notes to Financial Statements

June 30, 2025

different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying securities.

Foreign Securities

The Fund may invest in securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable government money market funds advised by the Manager.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Currency Risk

The Fund may have exposure, directly or indirectly, to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes

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Notes to Financial Statements

June 30, 2025

in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies either directly or through portfolio investments, may reduce the returns of the Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in securities that trade in and receive revenues in non-U.S. currencies, or in derivatives that provide exposure to non-U.S.currencies. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment and market risk. The Fund’s investments in equity securities may include common stocks. Investing in such securities may expose the funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund

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Notes to Financial Statements

June 30, 2025

performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of

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Notes to Financial Statements

June 30, 2025

a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

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Notes to Financial Statements

June 30, 2025

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, the Fund’s securities lending agent may indemnify the Fund against that risk. There is a risk that the assets of the Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a the Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not qualify for treatment as “qualified dividend income”.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments that may be illiquid or may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult

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June 30, 2025

to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has selected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2025.

ARK Transformational Innovation Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,418,192	-	-	-	$4,418,192

Total Borrowings	$4,418,192	-	-	-	$4,418,192

Gross amount of recognized liabilities for securities lending transactions					$4,418,192

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

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June 30, 2025

As of June 30, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ARK Transformational Innovation	$179,016,112	$39,031,158	$(9,928,067)	$29,103,091

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
ARK Transformational Innovation	$29,103,091	$-	$-	$(367,869,641)	$1	$(338,766,549)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the deferral of late year losses, unused capital losses and the realization for tax purposes of unrealized gains from passive foreign investment companies.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from unused net operating losses as of June 30, 2025:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
ARK Transformational Innovation	$(1,942,940)	$1,942,940

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2025, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
ARK Transformational Innovation	$40,091,364	$327,183,960

The Fund is permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2025. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, June 30, 2025. For the period ending June 30, 2025, the Fund deferred $594,317 ordinary loss to July 1, 2025.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
ARK Transformational Innovation	$83,572,672	$171,566,480

23

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

A summary of the Fund’s transactions in the USG Select Fund for the year ended June 30, 2025 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	June 30, 2025 Shares/Fair Value
ARK Transformational Innovation	Direct	$748,964	$77,761,164	$74,332,502	$4,177,626
ARK Transformational Innovation	Securities Lending	3,772,602	103,574,533	102,928,943	4,418,192

8. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2025, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ARK Transformational Innovation	$ 14,753,248	$4,418,192	$10,582,376	$15,000,568

24

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2025, the Fund did not utilize these facilities.

10. Capital Share Transactions

The tables below summarizes the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	158,174	$2,496,031	113,388	$1,455,038
Reinvestment of dividends	-	-	-	-
Shares redeemed	(97,103)	(1,360,970)	(279,223)	(3,448,097)

Net increase (decrease) in shares outstanding	61,071	$1,135,061	(165,835)	$(1,993,059)

25

American Beacon ARK Transformational Innovation FundSM

Notes to Financial Statements

June 30, 2025

	Y Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	2,156,631	$32,119,858	3,340,457	$41,468,602
Reinvestment of dividends	-	-	-	-
Shares redeemed	(6,108,133)	(88,527,368)	(8,023,898)	(100,969,989)

Net (decrease) in shares outstanding	(3,951,502)	$(56,407,510)	(4,683,441)	$(59,501,387)

	Investor Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	750,176	$10,987,065	1,368,085	$16,852,077
Reinvestment of dividends	-	-	-	-
Shares redeemed	(1,715,752)	(24,191,745)	(2,962,521)	(36,168,363)

Net (decrease) in shares outstanding	(965,576)	$(13,204,680)	(1,594,436)	$(19,316,286)

	A Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	273,386	$4,198,920	309,243	$3,925,035
Reinvestment of dividends	-	-	-	-
Shares redeemed	(571,162)	(7,960,027)	(727,265)	(8,859,833)

Net (decrease) in shares outstanding	(297,776)	$(3,761,107)	(418,022)	$(4,934,798)

	C Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	42,189	$587,035	82,124	$984,225
Reinvestment of dividends	-	-	-	-
Shares redeemed	(251,385)	(3,413,884)	(307,047)	(3,655,450)

Net (decrease) in shares outstanding	(209,196)	$(2,826,849)	(224,923)	$(2,671,225)

	R6 Class
	Year Ended June 30,
	Year Ended June 30, 2025		Year Ended June 30, 2024
ARK Transformational Innovation Fund	Shares	Amount	Shares	Amount
Shares sold	43,394	$613,552	168,394	$2,103,110
Reinvestment of dividends	-	-	-	-
Shares redeemed	(77,538)	(1,218,133)	(37,517)	(464,474)

Net increase (decrease) in shares outstanding	(34,144)	$(604,581)	130,877	$1,638,636

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$12.09		$12.10	$11.82	$48.75		$27.41

Income (loss) from investment operations:
Net investment (loss)	(0.07	)A	(1.52)	(0.17)	(0.12	)A	(0.34	)B
Net gains (losses) on investments (both realized and unrealized)	7.35		1.51	1.26	(28.04)		21.91

Total income (loss) from investment operations	7.28		(0.01)	1.09	(28.16)		21.57

Less distributions:
Dividends from net investment income	-		-	-	(0.90)		(0.07)
Distributions from net realized gains.	-		-	(0.81)	(7.87)		(0.16)

Total distributions	-		-	(0.81)	(8.77)		(0.23)

Net asset value, end of period	$19.37		$12.09	$12.10	$11.82		$48.75

Total returnC	60.22%		(0.08)%	11.98%	(68.27)%		78.67%

Ratios and supplemental data:
Net assets, end of period	$5,138,027		$2,467,952	$4,474,962	$4,569,803		$16,943,552
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.24%		1.13%	1.13%	1.12%		1.03%
Expenses, net of reimbursements and/or recoupmentsD	1.05%		1.00%	0.99%	1.06%		1.00%
Net investment (loss), before expense reimbursements and/or recoupments	(0.65)%		(0.97)%	(1.03)%	(0.47)%		(0.87	)%B
Net investment (loss), net of reimbursements and/or recoupments	(0.46)%		(0.84)%	(0.89)%	(0.41)%		(0.84	)%B
Portfolio turnover rate	46%		38%	33%	59%		61%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0114.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

27

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$12.00		$12.02	$11.76	$48.53	$27.31

Income (loss) from investment operations:
Net investment (loss)	(0.08	)A	(0.88)	(0.16)	(0.04)	(0.29	)B
Net gains (losses) on investments (both realized and unrealized)	7.30		0.86	1.23	(28.00)	21.73

Total income (loss) from investment operations	7.22		(0.02)	1.07	(28.04)	21.44

Less distributions:
Dividends from net investment income	-		-	-	(0.86)	(0.06)
Distributions from net realized gains.	-		-	(0.81)	(7.87)	(0.16)

Total distributions	-		-	(0.81)	(8.73)	(0.22)

Net asset value, end of period	$19.22		$12.00	$12.02	$11.76	$48.53

Total returnC	60.17%		(0.17)%	11.87%	(68.30)%	78.48%

Ratios and supplemental data:
Net assets, end of period	$110,694,175		$116,564,161	$172,981,127	$175,258,402	$735,669,845
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25%		1.17%	1.19%	1.19%	1.11%
Expenses, net of reimbursements and/or recoupmentsD	1.14%		1.09%	1.08%	1.15%	1.09%
Net investment (loss), before expense reimbursements and/or recoupments	(0.66)%		(1.01)%	(1.09)%	(0.52)%	(0.95	)%B
Net investment (loss), net of reimbursements and/or recoupments	(0.55)%		(0.93)%	(0.98)%	(0.48)%	(0.93	)%B
Portfolio turnover rate	46%		38%	33%	59%	61%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0150.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

28

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$11.78		$11.82	$11.62	$47.98	$27.05

Income (loss) from investment operations:
Net investment (loss)	(0.11	)A	(0.89)	(0.13)	(0.37)	(0.37	)B
Net gains (losses) on investments (both realized and unrealized)	7.15		0.85	1.14	(27.41)	21.48

Total income (loss) from investment operations	7.04		(0.04)	1.01	(27.78)	21.11

Less distributions:
Dividends from net investment income	-		-	-	(0.71)	(0.02)
Distributions from net realized gains.	-		-	(0.81)	(7.87)	(0.16)

Total distributions	-		-	(0.81)	(8.58)	(0.18)

Net asset value, end of period	$18.82		$11.78	$11.82	$11.62	$47.98

Total returnC	59.76%		(0.34)%	11.48%	(68.36)%	78.03%

Ratios and supplemental data:
Net assets, end of period	$53,883,644		$45,111,990	$64,126,589	$62,722,510	$331,002,394
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.52%		1.44%	1.46%	1.45%	1.38%
Expenses, net of reimbursements and/or recoupmentsD	1.38%		1.33%	1.32%	1.39%	1.34%
Net investment (loss), before expense reimbursements and/or recoupments	(0.92)%		(1.27)%	(1.36)%	(0.77)%	(1.21	)%B
Net investment (loss), net of reimbursements and/or recoupments	(0.78)%		(1.16)%	(1.22)%	(0.71)%	(1.17	)%B
Portfolio turnover rate	46%		38%	33%	59%	61%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0143.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

29

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$11.75		$11.80	$11.60		$48.00	$27.05

Income (loss) from investment operations:
Net investment (loss)	(0.11	)A	(0.64)	(0.22)		(0.06)	(0.35	)B
Net gains (losses) on investments (both realized and unrealized)	7.13		0.59	1.23		(27.74)	21.46

Total income (loss) from investment operations	7.02		(0.05)	1.01		(27.80)	21.11

Less distributions:
Dividends from net investment income	-		-	-		(0.73)	(0.00	)C
Distributions from net realized gains.	-		-	(0.81)		(7.87)	(0.16)

Total distributions	-		-	(0.81)		(8.60)	(0.16)

Net asset value, end of period	$18.77		$11.75	$11.80		$11.60	$48.00

Total returnD	59.74%		(0.42)%	11.51%		(68.40)%	78.03%

Ratios and supplemental data:
Net assets, end of period	$19,688,002		$15,827,888	$20,818,534		$21,659,351	$83,589,357
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.60%		1.50%	1.56%		1.43%	1.37%
Expenses, net of reimbursements and/or recoupmentsE	1.40%		1.35%	1.41	%F	1.43%	1.37%
Net investment (loss), before expense reimbursements and/or recoupments	(1.00)%		(1.33)%	(1.46)%		(0.76)%	(1.21	)%B
Net investment (loss), net of reimbursements and/or recoupments	(0.80)%		(1.18)%	(1.31)%		(0.76)%	(1.21	)%B
Portfolio turnover rate	46%		38%	33%		59%	61%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0160.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

30

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2025		2024	2023		2022	2021

Net asset value, beginning of period	$11.31		$11.44	$11.37		$47.16	$26.78

Income (loss) from investment operations:
Net investment (loss)	(0.21	)A	(0.73)	(0.26)		(0.27)	(0.61	)B
Net gains (losses) on investments (both realized and unrealized)	6.83		0.60	1.14		(27.23)	21.15

Total income (loss) from investment operations	6.62		(0.13)	0.88		(27.50)	20.54

Less distributions:
Dividends from net investment income	-		-	-		(0.42)	-
Distributions from net realized gains.	-		-	(0.81)		(7.87)	(0.16)

Total distributions	-		-	(0.81)		(8.29)	(0.16)

Net asset value, end of period	$17.93		$11.31	$11.44		$11.37	$47.16

Total returnC	58.53%		(1.14)%	10.55%		(68.62)%	76.68%

Ratios and supplemental data:
Net assets, end of period	$11,143,587		$9,397,516	$12,078,215		$12,244,432	$44,900,174
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.38%		2.30%	2.37%		2.19%	2.12%
Expenses, net of reimbursements and/or recoupmentsD	2.16%		2.11%	2.19	%E	2.19%	2.12%
Net investment (loss), before expense reimbursements and/or recoupments	(1.78)%		(2.13)%	(2.27)%		(1.52)%	(1.96	)%B
Net investment (loss), net of reimbursements and/or recoupments	(1.56)%		(1.94)%	(2.09)%		(1.52)%	(1.96	)%B
Portfolio turnover rate	46%		38%	33%		59%	61%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0154.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the voluntary expense caps on November 1, 2022.

See accompanying notes

31

American Beacon ARK Transformational Innovation FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,							October 28, 2020A to June 30,
	2025		2024		2023		2022	2021

Net asset value, beginning of period	$12.07		$12.07		$11.80		$48.67	$36.25

Income (loss) from investment operations:
Net investment (loss)	(0.07	)B	(0.10	)B	(0.10	)B	(0.55)	(0.14	)C
Net gains (losses) on investments (both realized and unrealized)	7.34		0.10		1.18		(27.54)	12.78

Total income (loss) from investment operations	7.27		-		1.08		(28.09)	12.64

Less distributions:
Dividends from net investment income	-		-		-		(0.91)	(0.06)
Distributions from net realized gains.	-		-		(0.81)		(7.87)	(0.16)

Total distributions	-		-		(0.81)		(8.78)	(0.22)

Net asset value, end of period	$19.34		$12.07		$12.07		$11.80	$48.67

Total returnD	60.23%		-%		11.92%		(68.25)%	34.86	%E

Ratios and supplemental data:
Net assets, end of period	$3,063,209		$2,323,468		$744,517		$477,160	$2,268,341
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%		1.13%		1.18%		1.12%	1.22	%F
Expenses, net of reimbursements and/or recoupmentsG	1.05%		1.00%		0.99%		1.04%	0.95	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.58)%		(0.96)%		(1.07)%		(0.42)%	(1.05	)%C F
Net investment (loss), net of reimbursements and/or recoupments	(0.45)%		(0.83)%		(0.88)%		(0.34)%	(0.78	)%C F
Portfolio turnover rate	46%		38%		33%		59%	61	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Novartis AG, ADR amounting to $0.0197.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses.

See accompanying notes

32

American Beacon ARK Transformational Innovation FundSM

Federal Tax Information

June 30, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

ARK Transformational Innovation	N/A

Qualified Dividend Income:

ARK Transformational Innovation	N/A

Long-Term Capital Gain Distributions:

ARK Transformational Innovation	$0

Short-Term Capital Gain Distributions:

ARK Transformational Innovation	$0

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

33

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon ARK Transformational Innovation Fund are service marks of American Beacon Advisors, Inc.

AR 06/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 99.21%

Communication Services - 20.34%

Entertainment - 10.73%
Electronic Arts, Inc.	5,405	$863,179
Lionsgate Studios Corp.A	539,904	3,136,842
Starz Entertainment Corp.A	35,993	578,408
Walt Disney Co.	33,250	4,123,332

		8,701,761

Interactive Media & Services - 9.61%
Alphabet, Inc., Class C	23,210	4,117,222
Pinterest, Inc., Class AA	102,650	3,681,029

		7,798,251

Total Communication Services		16,500,012

Consumer Discretionary - 8.09%

Hotels, Restaurants & Leisure - 4.75%
Penn Entertainment, Inc.A	215,700	3,854,559

Leisure Products - 3.34%
Topgolf Callaway Brands Corp.A	336,100	2,705,605

Total Consumer Discretionary		6,560,164

Consumer Staples - 3.18%

Consumer Staples Distribution & Retail - 3.18%
Target Corp.	26,150	2,579,697

Energy - 2.27%

Oil, Gas & Consumable Fuels - 2.27%
Devon Energy Corp.	57,920	1,842,435

Financials - 17.41%

Banks - 7.87%
Bank of America Corp.	84,500	3,998,540
Truist Financial Corp.	55,500	2,385,945

		6,384,485

Capital Markets - 5.05%
Nasdaq, Inc.	45,835	4,098,566

Financial Services - 4.49%
Berkshire Hathaway, Inc., Class BA	7,505	3,645,704

Total Financials		14,128,755

Health Care - 16.37%

Health Care Equipment & Supplies - 11.37%
Baxter International, Inc.	42,975	1,301,283
Hologic, Inc.A	58,700	3,824,892
Zimmer Biomet Holdings, Inc.	44,965	4,101,258

		9,227,433

Pharmaceuticals - 5.00%
Elanco Animal Health, Inc.A	284,000	4,055,520

Total Health Care		13,282,953

See accompanying notes

2

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 99.21% (continued)

Industrials - 9.39%

Aerospace & Defense - 4.98%
L3Harris Technologies, Inc.	16,105	$4,039,778

Electrical Equipment - 1.75%
Sensata Technologies Holding PLC	47,300	1,424,203

Professional Services - 2.66%
SS&C Technologies Holdings, Inc.	26,075	2,159,010

Total Industrials		7,622,991

Information Technology - 16.83%

Semiconductors & Semiconductor Equipment - 8.63%
Micron Technology, Inc.	32,205	3,969,266
Ultra Clean Holdings, Inc.A	134,625	3,038,486

		7,007,752

Software - 8.20%
NCR Voyix Corp.A	343,800	4,032,774
Tenable Holdings, Inc.A	77,525	2,618,795

		6,651,569

Total Information Technology		13,659,321

Materials - 5.33%

Chemicals - 1.57%
Axalta Coating Systems Ltd.A	42,820	1,271,326

Containers & Packaging - 3.76%
Graphic Packaging Holding Co.	144,825	3,051,463

Total Materials		4,322,789

Total Common Stocks (Cost $67,379,402)		80,499,117

SHORT-TERM INVESTMENTS - 0.84% (Cost $683,524)

Investment Companies - 0.84%
American Beacon U.S. Government Money Market Select Fund, 4.27%B C	683,524	683,524

TOTAL INVESTMENTS - 100.05% (Cost $68,062,926)		81,182,641
LIABILITIES, NET OF OTHER ASSETS - (0.05)%		(40,517)

TOTAL NET ASSETS - 100.00%		$81,142,124

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

3

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

June 30, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$80,499,117	$-	$-	$80,499,117
Short-Term Investments	683,524	-	-	683,524

Total Investments in Securities - Assets	$81,182,641	$-	$-	$81,182,641

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

4

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 99.41%

Communication Services - 14.79%

Entertainment - 13.47%
Atlanta Braves Holdings, Inc., Class CA	26,551	$1,241,790
Lionsgate Studios Corp.A	177,764	1,032,809
Madison Square Garden Sports Corp.A	6,843	1,429,845
Starz Entertainment Corp.A	11,908	191,362

		3,895,806

Interactive Media & Services - 1.32%
Pinterest, Inc., Class AA	10,600	380,116

Total Communication Services		4,275,922

Consumer Discretionary - 9.36%

Hotels, Restaurants & Leisure - 4.73%
Penn Entertainment, Inc.A	76,600	1,368,842

Leisure Products - 4.63%
Topgolf Callaway Brands Corp.A	166,100	1,337,105

Total Consumer Discretionary		2,705,947

Consumer Staples - 1.31%

Food Products - 1.31%
Ingredion, Inc.	2,793	378,787

Energy - 1.75%

Oil, Gas & Consumable Fuels - 1.75%
Devon Energy Corp.	15,943	507,147

Financials - 10.57%

Banks - 3.78%
Ameris Bancorp	7,200	465,840
Synovus Financial Corp.	12,100	626,175

		1,092,015

Capital Markets - 6.79%
Donnelley Financial Solutions, Inc.A	17,203	1,060,565
Jefferies Financial Group, Inc.	16,544	904,791

		1,965,356

Total Financials		3,057,371

Health Care - 10.08%

Health Care Equipment & Supplies - 5.26%
Hologic, Inc.A	10,700	697,212
Lantheus Holdings, Inc.A	3,600	294,696
Neogen Corp.A	110,900	530,102

		1,522,010

Pharmaceuticals - 4.82%
Elanco Animal Health, Inc.A	97,582	1,393,471

Total Health Care		2,915,481

Industrials - 11.62%

Aerospace & Defense - 4.29%
BWX Technologies, Inc.	8,612	1,240,645

See accompanying notes

5

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

COMMON STOCKS - 99.41% (continued)

Industrials - 11.62% (continued)

Electrical Equipment - 5.42%
Generac Holdings, Inc.A	4,605	$659,482
Sensata Technologies Holding PLC	30,138	907,455

		1,566,937

Professional Services - 1.91%
SS&C Technologies Holdings, Inc.	6,670	552,276

Total Industrials		3,359,858

Information Technology - 22.73%

Semiconductors & Semiconductor Equipment - 9.81%
MKS, Inc.	13,205	1,312,049
Ultra Clean Holdings, Inc.A	67,577	1,525,213

		2,837,262

Software - 12.92%
NCR Voyix Corp.A	122,900	1,441,617
Rapid7, Inc.A	40,450	935,608
Tenable Holdings, Inc.A	40,200	1,357,956

		3,735,181

Total Information Technology		6,572,443

Materials - 17.20%

Chemicals - 13.24%
Ashland, Inc.	25,500	1,282,140
Axalta Coating Systems Ltd.A	36,655	1,088,287
Ecovyst, Inc.A	177,074	1,457,319

		3,827,746

Containers & Packaging - 3.96%
Graphic Packaging Holding Co.	54,436	1,146,966

Total Materials		4,974,712

Total Common Stocks (Cost $29,713,364)		28,747,668

SHORT-TERM INVESTMENTS - 0.78% (Cost $226,368)

Investment Companies - 0.78%
American Beacon U.S. Government Money Market Select Fund, 4.27%B C	226,368	226,368

TOTAL INVESTMENTS - 100.19% (Cost $29,939,732)		28,974,036
LIABILITIES, NET OF OTHER ASSETS - (0.19)%		(55,392)

TOTAL NET ASSETS - 100.00%		$28,918,644

Percentages are stated as a percent of net assets.

A Non-income producing security.

B The Fund is affiliated by having the same investment advisor.

C 7-day yield.

PLC - Public Limited Company.

See accompanying notes

6

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

June 30, 2025

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$28,747,668	$-	$-	$28,747,668
Short-Term Investments	226,368	-	-	226,368

Total Investments in Securities - Assets	$28,974,036	$-	$-	$28,974,036

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

7

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2025

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†	$80,499,117	$28,747,668
Investments in affiliated securities, at fair value‡	683,524	226,368
Cash	3,379	1,494
Dividends and interest receivable	53,805	12,899
Receivable for fund shares sold	592	3,350
Receivable for expense reimbursement (Note 2)	22,820	13,862
Prepaid expenses	19,808	23,460

Total assets	81,283,045	29,029,101

Liabilities:
Payable for fund shares redeemed	-	3,532
Management and sub-advisory fees payable (Note 2)	47,918	17,680
Service fees payable (Note 2)	486	2,454
Transfer agent fees payable (Note 2)	7,503	2,320
Custody and fund accounting fees payable	26,892	24,657
Professional fees payable	48,769	46,864
Trustee fees payable (Note 2)	599	99
Payable for prospectus and shareholder reports	7,123	4,888
Insurance fees payable	-	6,943
Other liabilities	1,631	1,020

Total liabilities	140,921	110,457

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$81,142,124	$28,918,644

Analysis of net assets:
Paid-in-capital	$71,061,656	$28,732,366
Total distributable earnings (deficits)A	10,080,468	186,278

Net assets	$81,142,124	$28,918,644

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	263,605	1,379,961

Y Class	5,150,114	696,957

Investor Class	92,536	706,324

A Class	6,656	140,861

C Class	6,647	16,184

R6 Class	N/A	88,064

Net assets:
R5 Class	$3,900,056	$13,330,722

Y Class	$75,702,110	$6,671,638

Investor Class	$1,348,331	$6,606,587

A Class	$96,230	$1,312,624

C Class	$95,397	$146,623

R6 Class	N/A	$850,450

Net asset value, offering and redemption price per share:
R5 Class	$14.80	$9.66

Y Class	$14.70	$9.57

Investor Class	$14.57	$9.35

A Class	$14.46	$9.32

A Class (offering price)	$15.34	$9.89

C Class	$14.35	$9.06

R6 Class	N/A	$9.66

† Cost of investments in unaffiliated securities	$67,379,402	$29,713,364
‡ Cost of investments in affiliated securities	$683,524	$226,368

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

8

American Beacon FundsSM

Statements of Operations

June 30, 2025

	Shapiro Equity Opportunities Fund	Shapiro SMID Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,106,167	$237,534
Dividend income from affiliated securities (Note 2)	89,744	43,303
Income derived from securities lending (Note 8)	1,657	3,066

Total investment income	1,197,568	283,903

Expenses:
Management and sub-advisory fees (Note 2)	811,075	278,474
Transfer agent fees (Note 2):
R5 Class	3,264	6,731
Y Class	98,557	9,492
Investor Class	1,427	3,158
A Class	23	366
C Class	23	199
R6 Class	-	101
Custody and fund accounting fees	57,577	51,581
Professional fees	68,460	52,938
Registration fees and expenses	75,641	72,903
Service fees (Note 2):
Investor Class	4,942	34,045
A Class	-	4,037
C Class	-	436
Distribution fees (Note 2):
A Class	231	3,879
C Class	916	2,271
Prospectus and shareholder report expenses	21,110	17,456
Trustee fees (Note 2)	11,407	3,614
Loan interest expense (Note 2)	6,459	378
Line of credit interest expense (Note 9)	1,475	441
Other expenses	27,106	19,158

Total expenses	1,189,693	561,658

Net fees waived and expenses (reimbursed) (Note 2)	(154,064)	(189,014)

Net expenses	1,035,629	372,644

Net investment income (loss)	161,939	(88,741)

Realized and unrealized gain (loss) from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	12,038,999	2,604,257
Commission recapture (Note 1)	38,718	13,182
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(8,972,433)	(4,942,045)

Net gain (loss) from investments	3,105,284	(2,324,606)

Net increase (decrease) in net assets resulting from operations	$3,267,223	$(2,413,347)

† Foreign taxes	$-	$3,289

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

9

American Beacon FundsSM

Statements of Changes in Net Assets

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$161,939	$886,420	$(88,741)	$(61,873)
Net realized gain from investments in unaffiliated securities and commission recapture	12,077,717	3,096,431	2,617,439	1,100,038
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	(8,972,433)	21,114,069	(4,942,045)	(2,918,909)

Net increase (decrease) in net assets resulting from operations	3,267,223	25,096,920	(2,413,347)	(1,880,744)

Distributions to shareholders:
Total retained earnings:
R5 Class	(52,897)	(560,501)	(671,414)	(1,525,879)
Y Class	(825,893)	(1,221,755)	(405,441)	(929,827)
Investor Class	(6,309)	(9,550)	(435,604)	(1,149,011)
A Class	(537)	(568)	(72,096)	(142,355)
C Class	-	-	(11,313)	(54,956)
R6 Class	-	-	(46,321)	(84,245)

Net distributions to shareholders	(885,636)	(1,792,374)	(1,642,189)	(3,886,273)

Capital share transactions (Note 10):
Proceeds from sales of shares	8,198,563	38,149,774	3,129,552	6,161,273
Reinvestment of dividends and distributions	703,087	1,562,586	1,642,094	3,872,223
Cost of shares redeemed	(62,471,530)	(123,272,987)	(15,150,290)	(24,058,428)

Net (decrease) in net assets from capital share transactions	(53,569,880)	(83,560,627)	(10,378,644)	(14,024,932)

Net (decrease) in net assets	(51,188,293)	(60,256,081)	(14,434,180)	(19,791,949)

Net assets:
Beginning of year	132,330,417	192,586,498	43,352,824	63,144,773

End of year	$81,142,124	$132,330,417	$28,918,644	$43,352,824

See accompanying notes

10

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as open-end management investment companies. The American Beacon Shapiro Equity Opportunities Fund is non-diversified, and the American Beacon Shapiro SMID Cap Equity Fund is diversified, as defined by the Act. As of June 30, 2025, the Trust consists of twenty-seven active series, two of which are presented in this filing: American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds’ as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

11

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency

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exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

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the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with Shapiro Capital Management LLC (“Shapiro”), an affiliate of the Manager, pursuant to which each Fund has agreed to pay Shapiro an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

Shapiro Equity Opportunities Fund

First $ 250 million	0.35%
Next $250 million	0.30%
Over $500 million	0.25%

Shapiro SMID Cap Equity Fund

First $ 250 million	0.40%
Next $250 million	0.35%
Over $500 million	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the year ended June 30, 2025 were as follows:

Shapiro Equity Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$405,629
Sub-Advisory Fees	0.35%	405,446

Total	0.70%	$811,075

Shapiro SMID Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$130,136
Sub-Advisory Fees	0.40%	148,338

Total	0.75%	$278,474

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended June 30, 2025, the Manager received securities lending fees of $111 and $309 for the securities lending activities of the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and

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shareholder servicing assistance, the Manager receives an annual fee 0.25% of the average daily net assets of the A Classes, and 1.00% of the average daily net assets of the C Class. of The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$96,264
Shapiro SMID Cap Equity	11,753

As of June 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Shapiro Equity Opportunities	$5,709
Shapiro SMID Cap Equity	704

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a June 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2025 Shares/ Fair Value
U.S. Government Money Market Select	Direct	Shapiro Equity Opportunities	$683,524	$-	$-	$89,744	$683,524
U.S. Government Money Market Select	Direct	Shapiro SMID Cap Equity	226,368	-	-	43,303	226,368

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and

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June 30, 2025

administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2025, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Shapiro Equity Opportunities	$1,941	$290	$2,231
Shapiro SMID Cap Equity	939	184	1,123

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2025, Shapiro Equity Opportunities Fund borrowed on average $2,189,654 for 11 days at an average interest rate of 5.23% with interest charges of $6,459 and Shapiro SMID Cap Equity Fund borrowed on average $339,628 for 3 days at an average interest rate of 5.14% with interest charges of $378. These amounts are recorded as “Loan interest expense” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, for the Shapiro Equity Opportunities Fund, and through the later of December 31, 2025 or two years following the closing date of the reorganization of the American Beacon Mid-Cap Value Fund into the Fund, for the Shapiro SMID Cap Equity Fund, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the year ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 6/30/2025	Reimbursed Expenses	(Recouped) Expenses
Shapiro Equity Opportunities	R5	0.79%	0.79%	$11,019	$-	2027-2028
Shapiro Equity Opportunities	Y	0.89%	0.89%	138,125	-	2027-2028
Shapiro Equity Opportunities	Investor	1.06%	1.06%	4,657	-	2027-2028
Shapiro Equity Opportunities	A	1.06%	1.06%	132	-	2027-2028
Shapiro Equity Opportunities	C	1.81%	1.81%	131	-	2027-2028
Shapiro SMID Cap Equity	R5	0.89%	0.89%	77,548	-	2027-2028
Shapiro SMID Cap Equity	Y	0.96%	0.96%	42,316	-	2027-2028
Shapiro SMID Cap Equity	Investor	1.17%	1.17%	53,629	-	2027-2028
Shapiro SMID Cap Equity	A	1.25%	1.25%	9,649	-	2027-2028
Shapiro SMID Cap Equity	C	2.01%	2.01%	1,377	-	2027-2028
Shapiro SMID Cap Equity	R6	0.89%	0.89%	4,495	-	2027-2028

Of the above amounts, $22,820 and $13,862 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2025 for the Shapiro Equity Opportunities Fund and Shapiro SMID Cap Equity Fund, respectively.

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The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Shapiro Equity Opportunities	$-	$-	$103,059	2024-2025
Shapiro Equity Opportunities	-	154,812	-	2025-2026
Shapiro Equity Opportunities	-	109,010	-	2026-2027
Shapiro SMID Cap Equity	-	-	178,280	2024-2025
Shapiro SMID Cap Equity	-	250,989	-	2025-2026
Shapiro SMID Cap Equity	-	179,277	-	2026-2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2025, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 11% for the Shapiro Equity Opportunities Fund and one shareholder has been identified as representing an affiliated significant ownership of approximately 12% for the Shapiro SMID Cap Equity Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2025, there were no Class A sales charges collected for the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended June 30, 2025, there were no CDSC fees collected for the Class A Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended June 30, 2025, there were no CDSC fees collected for the Class C Shares of the Shapiro Equity Opportunities Fund or the Shapiro SMID Cap Equity Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board

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meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

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Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, approved by the Board under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Funds’ portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

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Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

5. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to

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June 30, 2025

declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Focused Holdings Risk

Because the Funds may have a focused portfolio of fewer companies, the increase or decrease of the value of a single investment may have a greater impact on the Funds’ NAV and total return when compared to other diversified funds. Although a focused portfolio has the potential to generate attractive returns over time, it also may increase the Funds’ volatility.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

21

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Non-Diversification Risk

When a Fund is non-diversified, it may invest a high percentage of its assets in a limited number of issuers. When a Fund invests in a relatively small number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. When a Fund is non-diversified, its NAV and total return may also fluctuate more or be subject to declines in weaker markets than a diversified mutual fund. Investments in securities of a limited number of issuers exposes a Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. To the extent a Fund invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic

22

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in to seek income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a

23

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Funds may not perform to expectations. The portfolio managers’ judgments about the attractiveness, value and anticipated price movements of a particular asset class or individual security may be incorrect, and there is no guarantee that individual securities will perform as anticipated. The value of an individual security can be more or less volatile than the market as a whole or a relative value approach may fail to produce the intended results. The portfolio managers’ assessment of relative value may be wrong or even if the assessment of relative value is correct, it may take a long period of time before the price and intrinsic value converge. It may not be possible to predict, or to hedge against, a widening in the yield spread of the securities selected by a sub-advisor. This could result in the Funds’ underperformance compared to other funds with similar investment objectives.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity.

6. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

24

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

The tax character of distributions paid were as follows:

	Shapiro Equity Opportunities Fund		Shapiro SMID Cap Equity Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Distributions paid from:
Ordinary income*
R5 Class	$52,897	$560,501	$-	$1,163,107
Y Class	825,893	1,221,755	-	708,765
Investor Class	6,309	9,550	-	875,838
A Class	537	568	-	108,510
C Class	-	-	-	41,733
R6 Class	-	-	-	64,216
Long-term capital gains
R5 Class	-	-	671,414	362,772
Y Class	-	-	405,441	221,062
Investor Class	-	-	435,604	273,173
A Class	-	-	72,096	33,845
C Class	-	-	11,313	13,223
R6 Class	-	-	46,321	20,029

Total distributions paid	$885,636	$1,792,374	$1,642,189	$3,886,273

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Shapiro Equity Opportunities	$70,693,715	$15,707,083	$(5,218,157)	$10,488,926
Shapiro SMID Cap Equity	30,457,658	3,696,079	(5,179,701)	(1,483,622)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Shapiro Equity Opportunities	$10,488,926	$160,911	$-	$(567,945)	$(1,424)	$10,080,468
Shapiro SMID Cap Equity	(1,483,622)	-	1,713,451	(41,904)	(1,647)	186,278

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital losses, the deferral of late year losses, and organizational expenses.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from unused net operating losses as of June 30, 2025:

Fund	Paid-in-Capital	Distributable Earnings/(Deficits)
Shapiro Equity Opportunities	$-	$-
Shapiro SMID Cap Equity	(47,067)	47,067

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

25

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

As of June 30, 2025, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Shapiro Equity Opportunities	$567,945	$-
Shapiro SMID Cap Equity	-	-

During the year ended June 30, 2025, the Shapiro Equity Opportunities Fund utilized $5,511,766 short-term capital loss carryforwards and $6,058,053 long-term capital loss carryforwards.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2025. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, June 30, 2025. For the period ending June 30, 2025, Shapiro SMID Cap Equity deferred $41,904 ordinary loss to July 1, 2025.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Shapiro Equity Opportunities	$64,597,590	$115,507,793
Shapiro SMID Cap Equity	24,267,091	35,729,470

A summary of the Funds’ transactions in the USG Select Fund for the year ended June 30, 2025 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	June 30, 2025 Shares/Fair Value
Shapiro Equity Opportunities	Direct	$-	$60,139,991	$59,456,467	$683,524
Shapiro Equity Opportunities	Securities Lending	-	27,368,653	27,368,653	-
Shapiro SMID Cap Equity	Direct	421,949	21,425,584	21,621,165	226,368
Shapiro SMID Cap Equity	Securities Lending	-	6,855,645	6,855,645	-

8. Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

26

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of June 30, 2025, the Funds did not have any outstanding securities on loan.

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

27

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2025, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	87,050	$1,235,236	26,235	$331,204
Reinvestment of dividends	3,803	52,897	42,366	560,501
Shares redeemed	(289,405)	(4,084,880)	(4,397,430)	(61,499,986)

Net (decrease) in shares outstanding	(198,552)	$(2,796,747)	(4,328,829)	$(60,608,281)

	Y Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	471,779	$6,772,308	3,026,529	$37,713,927
Reinvestment of dividends	46,557	643,881	75,306	992,535
Shares redeemed	(4,173,889)	(58,064,634)	(4,661,204)	(61,078,304)

Net (decrease) in shares outstanding	(3,655,553)	$(50,648,445)	(1,559,369)	$(22,371,842)

	Investor Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	14,648	$191,019	7,891	$104,643
Reinvestment of dividends	460	6,309	731	9,550
Shares redeemed	(22,855)	(322,016)	(54,512)	(694,697)

Net (decrease) in shares outstanding	(7,747)	$(124,688)	(45,890)	$(580,504)

	A Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

	C Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro Equity Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	-	-

Net increase in shares outstanding	-	$-	-	$-

	R5 Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	191,998	$1,930,851	293,421	$3,201,693
Reinvestment of dividends	64,933	671,408	138,344	1,524,553
Shares redeemed	(507,679)	(5,229,174)	(791,085)	(8,783,370)

Net (decrease) in shares outstanding	(250,748)	$(2,626,915)	(359,320)	$(4,057,124)

28

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

	Y Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	7,164	$70,245	158,004	$1,717,918
Reinvestment of dividends	39,555	405,441	84,106	920,119
Shares redeemed	(349,023)	(3,576,319)	(615,797)	(6,512,575)

Net (decrease) in shares outstanding	(302,304)	$(3,100,633)	(373,687)	$(3,874,538)

	Investor Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	69,124	$649,548	57,273	$614,479
Reinvestment of dividends	43,421	435,515	107,084	1,149,010
Shares redeemed	(548,982)	(5,368,574)	(638,947)	(6,754,830)

Net (decrease) in shares outstanding	(436,437)	$(4,283,511)	(474,590)	$(4,991,341)

	A Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	14,423	$146,286	41,460	$433,341
Reinvestment of dividends	7,217	72,096	13,134	140,663
Shares redeemed	(46,407)	(461,250)	(100,502)	(1,076,283)

Net (decrease) in shares outstanding	(24,767)	$(242,868)	(45,908)	$(502,279)

	C Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	788	$7,406	1,734	$19,341
Reinvestment of dividends	1,160	11,313	5,083	53,633
Shares redeemed	(17,037)	(162,576)	(51,327)	(534,337)

Net (decrease) in shares outstanding	(15,089)	$(143,857)	(44,510)	$(461,363)

	R6 Class
	Year Ended June 30, 2025		Year Ended June 30, 2024
Shapiro SMID Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	29,506	$325,216	15,974	$174,501
Reinvestment of dividends	4,480	46,321	7,645	84,245
Shares redeemed	(36,257)	(352,397)	(36,716)	(397,033)

Net increase (decrease) in shares outstanding	(2,271)	$19,140	(13,097)	$(138,287)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

29

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$14.19		$12.61	$12.90	$16.77	$9.44

Income (loss) from investment operations:
Net investment income	0.03	A	1.01	0.12	0.16	0.12
Net gains (losses) on investments (both realized and unrealized)	0.69		0.69	0.60	(2.95)	7.49

Total income (loss) from investment operations	0.72		1.70	0.72	(2.79)	7.61

Less distributions:
Dividends from net investment income	(0.11)		(0.12)	(0.08)	(0.16)	(0.05)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)

Total distributions	(0.11)		(0.12)	(1.01)	(1.08)	(0.28)

Net asset value, end of period	$14.80		$14.19	$12.61	$12.90	$16.77

Total returnB	5.09%		13.53%	6.16%	(17.65)%	81.43%

Ratios and supplemental data:
Net assets, end of period	$3,900,056		$6,556,093	$60,402,983	$56,812,654	$71,421,117
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.99%		0.87%	0.87%	0.83%	0.86%
Expenses, net of reimbursements and/or recoupmentsC	0.80%		0.80%	0.79%	0.79%	0.79%
Net investment income, before expense reimbursements and/or recoupments	0.01%		0.37%	0.88%	0.96%	0.82%
Net investment income, net of reimbursements and/or recoupments	0.20%		0.44%	0.96%	1.00%	0.89%
Portfolio turnover rate	57%		59%	33%	47%	31%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

30

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$14.10		$12.56	$12.87	$16.72	$9.43

Income (loss) from investment operations:
Net investment income	0.02	A	0.06	0.12	0.14	0.06
Net gains (losses) on investments (both realized and unrealized)	0.68		1.59	0.57	(2.92)	7.51

Total income (loss) from investment operations	0.70		1.65	0.69	(2.78)	7.57

Less distributions:
Dividends from net investment income	(0.10)		(0.11)	(0.07)	(0.15)	(0.05)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)

Total distributions	(0.10)		(0.11)	(1.00)	(1.07)	(0.28)

Net asset value, end of period	$14.70		$14.10	$12.56	$12.87	$16.72

Total returnB	5.03%		13.23%	5.95%	(17.63)%	81.09%

Ratios and supplemental data:
Net assets, end of period	$75,702,110		$124,188,718	$130,201,209	$140,753,789	$174,605,529
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02%		0.95%	0.97%	0.93%	0.95%
Expenses, net of reimbursements and/or recoupmentsC	0.90%		0.90%	0.89%	0.89%	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.02%		0.42%	0.80%	0.85%	0.77%
Net investment income, net of reimbursements and/or recoupments	0.14%		0.47%	0.88%	0.89%	0.83%
Portfolio turnover rate	57%		59%	33%	47%	31%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

31

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$13.98		$12.44	$12.75	$16.56	$9.35

Income (loss) from investment operations:
Net investment income	(0.00	)A B	0.16	0.21	0.21	0.08
Net gains (losses) on investments (both realized and unrealized)	0.66		1.46	0.46	(2.99)	7.41

Total income (loss) from investment operations	0.66		1.62	0.67	(2.78)	7.49

Less distributions:
Dividends from net investment income	(0.07)		(0.08)	(0.05)	(0.11)	(0.05)
Distributions from net realized gains	-		-	(0.93)	(0.92)	(0.23)

Total distributions	(0.07)		(0.08)	(0.98)	(1.03)	(0.28)

Net asset value, end of period	$14.57		$13.98	$12.44	$12.75	$16.56

Total returnC	4.78%		13.09%	5.81%	(17.80)%	80.85%

Ratios and supplemental data:
Net assets, end of period	$1,348,331		$1,401,560	$1,818,356	$3,228,564	$19,032,563
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.43%		1.33%	1.29%	1.21%	1.26%
Expenses, net of reimbursements and/or recoupmentsD	1.07%		1.07%	1.06%	1.06%	1.06%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.39)%		0.02%	0.49%	0.51%	0.57%
Net investment income (loss), net of reimbursements and/or recoupments .	(0.03)%		0.28%	0.72%	0.66%	0.77%
Portfolio turnover rate	57%		59%	33%	47%	31%

A	Amount represents less than $0.01 per share.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

32

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,					October 29, 2021A to June 30,

	2025		2024		2023	2022

Net asset value, beginning of period	$13.87		$12.35		$12.71	$16.09

Income (loss) from investment operations:
Net investment income	(0.00	)B C	0.04		0.08	0.08
Net gains (losses) on investments (both realized and unrealized)	0.67		1.57		0.57	(2.39)

Total income (loss) from investment operations	0.67		1.61		0.65	(2.31)

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.08)	(0.15)
Distributions from net realized gains	-		-		(0.93)	(0.92)

Total distributions	(0.08)		(0.09)		(1.01)	(1.07)

Net asset value, end of period	$14.46		$13.87		$12.35	$12.71

Total returnD	4.87%		13.05%		5.69%	(15.40	)%E

Ratios and supplemental data:
Net assets, end of period	$96,230		$92,350		$82,228	$84,569
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%		1.14%		1.13%	3.36	%F
Expenses, net of reimbursements and/or recoupmentsG	1.07%		1.08	%H	1.12%	1.12	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.17)%		0.22%		0.63%	(1.53	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.03)%		0.28%		0.64%	0.71	%F
Portfolio turnover rate	57%		59%		33%	47	%E

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Per share amounts have been calculated using the average shares method.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

33

American Beacon Shapiro Equity Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,					October 29, 2021A to June 30,

	2025		2024		2023	2022

Net asset value, beginning of period	$13.80		$12.30		$12.66	$16.09

Income (loss) from investment operations:
Net investment (loss)	(0.11	)B	(0.06)		(0.01)	(0.00	)B C
Net gains (losses) on investments (both realized and unrealized)	0.66		1.56		0.58	(2.38)

Total income (loss) from investment operations	0.55		1.50		0.57	(2.38)

Less distributions:
Dividends from net investment income	-		-		-	(0.13)
Distributions from net realized gains	-		-		(0.93)	(0.92)

Total distributions	-		-		(0.93)	(1.05)

Net asset value, end of period	$14.35		$13.80		$12.30	$12.66

Total returnD	3.99%		12.20%		5.01%	(15.85	)%E

Ratios and supplemental data:
Net assets, end of period	$95,397		$91,696		$81,722	$84,144
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.96%		1.89%		1.88%	4.11	%F
Expenses, net of reimbursements and/or recoupmentsG	1.82%		1.83	%H	1.87%	1.87	%F
Net investment (loss), before expense reimbursements and/or recoupments	(0.92)%		(0.53)%		(0.12)%	(2.28	)%F
Net investment (loss), net of reimbursements and/or recoupments	(0.78)%		(0.47)%		(0.11)%	(0.04	)%F
Portfolio turnover rate	57%		59%		33%	47	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.
H	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

34

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$10.80		$11.88		$10.35	$13.69		$7.62

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)A	0.01		0.02	0.21	B	0.07	C
Net gains (losses) on investments (both realized and unrealized)	(0.67)		(0.22)		1.73	(1.98)		6.13

Total income (loss) from investment operations	(0.68)		(0.21)		1.75	(1.77)		6.20

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)	(0.26)		(0.00	)D
Distributions from net realized gains	(0.46)		(0.86)		(0.20)	(1.31)		(0.13)

Total distributions	(0.46)		(0.87)		(0.22)	(1.57)		(0.13)

Net asset value, end of period	$9.66		$10.80		$11.88	$10.35		$13.69

Total returnE	(6.59)%		(1.94)%		17.17%	(14.51)%		81.91%

Ratios and supplemental data:
Net assets, end of period	$13,330,722		$17,613,076		$23,634,955	$6,121,930		$7,711,085
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.38%		1.23%		1.36%	1.92%		2.24%
Expenses, net of reimbursements and/or recoupments	0.89%		0.89%		0.89%	0.89%		0.89%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.61)%		(0.34)%		0.01%	0.63	%B	(0.71	)%C
Net investment income (loss), net of reimbursements and/or recoupments .	(0.12)%		0.00	%F	0.48%	1.66	%B	0.64	%C
Portfolio turnover rate	67%		43%		36%	34%		64%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1767.
C	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0223.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Amount rounds to less than 0.01%.

See accompanying notes

35

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$10.72		$11.80		$10.29		$13.63		$7.60

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)A	(0.00	)B	0.05	A	0.29	C	0.04	A D
Net gains (losses) on investments (both realized and unrealized)	(0.67)		(0.21)		1.68		(2.06)		6.12

Total income (loss) from investment operations	(0.69)		(0.21)		1.73		(1.77)		6.16

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)		(0.26)		(0.00	)B
Distributions from net realized gains	(0.46)		(0.86)		(0.20)		(1.31)		(0.13)

Total distributions	(0.46)		(0.87)		(0.22)		(1.57)		(0.13)

Net asset value, end of period	$9.57		$10.72		$11.80		$10.29		$13.63

Total returnE	(6.74)%		(1.95)%		17.08%		(14.57)%		81.60%

Ratios and supplemental data:
Net assets, end of period	$6,671,638		$10,707,221		$16,196,711		$2,191,298		$8,753,769
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.45%		1.30%		1.40%		2.00%		2.21%
Expenses, net of reimbursements and/or recoupments	0.96%		0.96%		0.96%		0.97	%F	0.99%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.69)%		(0.40)%		(0.03)%		1.16	%C	(0.94	)%D
Net investment income (loss), net of reimbursements and/or recoupments .	(0.20)%		(0.06)%		0.41%		2.19	%C	0.28	%D
Portfolio turnover rate	67%		43%		36%		34%		64%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.2671.
D	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0412.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on October 31, 2021.

See accompanying notes

36

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$10.50		$11.60	$10.15	$13.48		$7.53

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)A	(0.05)	0.05	0.20	B	0.05	C
Net gains (losses) on investments (both realized and unrealized)	(0.65)		(0.18)	1.62	(1.96)		6.03

Total income (loss) from investment operations	(0.69)		(0.23)	1.67	(1.76)		6.08

Less distributions:
Dividends from net investment income	-		(0.01)	(0.02)	(0.26)		(0.00	)D
Distributions from net realized gains	(0.46)		(0.86)	(0.20)	(1.31)		(0.13)

Total distributions	(0.46)		(0.87)	(0.22)	(1.57)		(0.13)

Net asset value, end of period	$9.35		$10.50	$11.60	$10.15		$13.48

Total returnE	(6.89)%		(2.17)%	16.72%	(14.67)%		81.29%

Ratios and supplemental data:
Net assets, end of period	$6,606,587		$12,001,262	$18,767,020	$3,810,635		$3,586,842
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.72%		1.53%	1.62%	2.31%		2.59%
Expenses, net of reimbursements and/or recoupments	1.17%		1.17%	1.17%	1.17%		1.20%
Net investment income (loss), before expense reimbursements and/or recoupments	(0.96)%		(0.63)%	(0.31)%	0.11	%B	(1.14	)%C
Net investment income (loss), net of reimbursements and/or recoupments .	(0.41)%		(0.27)%	0.14%	1.25	%B	0.25	%C
Portfolio turnover rate	67%		43%	36%	34%		64%

A	Per share amounts have been calculated using the average shares method.
B	Net investment income includes a significant dividend payment from Cadence Bank and Ecovyst, Inc. amounting to $0.1558.
C	Net investment income includes a significant dividend payment from PQ Group Holdings, Inc. amounting to $0.0339.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

37

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,				October 29, 2021A to June 30,

	2025		2024	2023	2022

Net asset value, beginning of period	$10.47		$11.58	$10.13	$13.35

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)B	(0.05)	0.25	(0.00	)C
Net gains (losses) on investments (both realized and unrealized)	(0.64)		(0.19)	1.42	(1.65)

Total income (loss) from investment operations	(0.69)		(0.24)	1.67	(1.65)

Less distributions:
Dividends from net investment income	-		(0.01)	(0.02)	(0.26)
Distributions from net realized gains	(0.46)		(0.86)	(0.20)	(1.31)

Total distributions	(0.46)		(0.87)	(0.22)	(1.57)

Net asset value, end of period	$9.32		$10.47	$11.58	$10.13

Total returnD	(6.90)%		(2.26)%	16.73%	(14.00	)%E

Ratios and supplemental data:
Net assets, end of period	$1,312,624		$1,734,541	$2,450,065	$75,917
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87%		1.76%	1.66%	4.75	%F
Expenses, net of reimbursements and/or recoupments	1.25%		1.25%	1.26%	1.26	%F
Net investment (loss), before expense reimbursements and/or recoupments	(1.11)%		(0.87)%	(0.32)%	(3.53	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.49)%		(0.36)%	0.08%	(0.04	)%F
Portfolio turnover rate	67%		43%	36%	34	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

38

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,					October 29, 2021A to June 30,

	2025		2024	2023		2022

Net asset value, beginning of period	$10.27		$11.45	$10.08		$13.35

Income (loss) from investment operations:
Net investment (loss)	(0.12	)B	(0.36)	(0.07	)B	(0.06)
Net gains (losses) on investments (both realized and unrealized)	(0.63)		0.04	1.65		(1.64)

Total income (loss) from investment operations	(0.75)		(0.32)	1.58		(1.70)

Less distributions:
Dividends from net investment income	-		-	(0.01)		(0.26)
Distributions from net realized gains	(0.46)		(0.86)	(0.20)		(1.31)

Total distributions	(0.46)		(0.86)	(0.21)		(1.57)

Net asset value, end of period	$9.06		$10.27	$11.45		$10.08

Total returnC	(7.64)%		(3.02)%	15.85%		(14.43	)%D

Ratios and supplemental data:
Net assets, end of period	$146,623		$321,211	$867,865		$75,541
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.62%		2.37%	2.43%		5.51	%E
Expenses, net of reimbursements and/or recoupments	2.01%		2.01%	2.01%		2.01	%E
Net investment (loss), before expense reimbursements and/or recoupments	(1.87)%		(1.46)%	(1.08)%		(4.29	)%E
Net investment (loss), net of reimbursements and/or recoupments	(1.26)%		(1.10)%	(0.66)%		(0.79	)%E
Portfolio turnover rate	67%		43%	36%		34	%D

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Shapiro SMID Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,					October 29, 2021A to June 30,

	2025		2024		2023	2022

Net asset value, beginning of period	$10.80		$11.87		$10.35	$13.57

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)B	(0.00	)C	0.25	0.03
Net gains (losses) on investments (both realized and unrealized)	(0.67)		(0.20)		1.49	(1.68)

Total income (loss) from investment operations	(0.68)		(0.20)		1.74	(1.65)

Less distributions:
Dividends from net investment income	-		(0.01)		(0.02)	(0.26)
Distributions from net realized gains	(0.46)		(0.86)		(0.20)	(1.31)

Total distributions	(0.46)		(0.87)		(0.22)	(1.57)

Net asset value, end of period	$9.66		$10.80		$11.87	$10.35

Total returnD	(6.59)%		(1.85)%		17.08%	(13.75	)%E

Ratios and supplemental data:
Net assets, end of period	$850,450		$975,513		$1,228,157	$76,271
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35%		1.20%		1.30%	4.49	%F
Expenses, net of reimbursements and/or recoupments	0.89%		0.89%		0.90%	0.90	%F
Net investment income (loss), before expense reimbursements and/or recoupments	(0.59)%		(0.32)%		0.05%	(3.27	)%F
Net investment income (loss), net of reimbursements and/or recoupments	(0.13)%		(0.01)%		0.45%	0.32	%F
Portfolio turnover rate	67%		43%		36%	34	%E

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

40

American Beacon FundsSM

Federal Tax Information

June 30, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Shapiro Equity Opportunities	100.00%
Shapiro SMID Cap Equity	N/A

Qualified Dividend Income:

Shapiro Equity Opportunities	100.00%
Shapiro SMID Cap Equity	N/A

Long-Term Capital Gain Distributions:

Shapiro Equity Opportunities	$0
Shapiro SMID Cap Equity	$1,642,189

Short-Term Capital Gain Distributions:

Shapiro Equity Opportunities	$0
Shapiro SMID Cap Equity	$0

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

41

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Shapiro Equity Opportunities Fund and American Beacon Shapiro SMID Cap Equity Fund are service marks of American Beacon Advisors, Inc.

AR 06/25

American Beacon FundsSM

Additional Fund Information	Back Cover

American Beacon Funds	June 30, 2025

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon SSI Alternative Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (three of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of June 30, 2025, the related statements of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2025 and each of the financial highlights for each of the five years in the period ended June 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 27, 2025

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SECURITIES HELD LONG - 99.07%

CONVERTIBLE PREFERRED STOCKS - 10.31%

Financials - 5.02%

Capital Markets - 1.45%
ARES Management Corp., Series B, 6.750%, Due 10/1/2027	79,408	$4,317,413

Financial Services - 3.57%
AMG Capital Trust II, 5.150%, Due 10/15/2037	61,254	3,500,666
Apollo Global Management, Inc., 6.750%, Due 7/31/2026	43,587	3,276,748
Shift4 Payments, Inc., 6.000%, Due 5/1/2028A	33,600	3,883,152

		10,660,566

Total Financials		14,977,979

Health Care - 1.55%

Health Care Providers & Services - 1.55%
BrightSpring Health Services, Inc., 6.750%, Due 2/1/2027	56,294	4,639,188

Industrials - 0.78%

Machinery - 0.78%
Chart Industries, Inc., Series B, 6.750%, Due 12/15/2025	38,332	2,324,836

Information Technology - 1.49%

Software - 0.27%
NCR Voyix Corp., Series A, 5.500%, PIK (in-kind rate 5.500%)B	767	799,060

Technology Hardware, Storage & Peripherals - 1.22%
Hewlett Packard Enterprise Co., 7.625%, Due 9/1/2027	61,895	3,652,424

Total Information Technology		4,451,484

Materials - 1.47%

Chemicals - 1.47%
Albemarle Corp., 7.250%, Due 3/1/2027	108,383	3,486,681
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	894,672

		4,381,353

Total Materials		4,381,353

Total Convertible Preferred Stocks (Cost $28,165,001)		30,774,840

PREFERRED STOCKS - 2.06%

Financials - 2.06%

Mortgage Real Estate Investment Trusts (REITs) - 2.06%
AGNC Investment Corp.,
Series E, 9.511%, (3 mo. USD Term SOFR + 5.255%)B C	3,313	84,150
Series F, 9.215%, (3 mo. USD Term SOFR + 4.959%)B C	64,916	1,630,041
MFA Financial, Inc., Series C, 9.902%, (3 mo. USD Term SOFR + 5.607%)B C	69,344	1,630,971
New York Mortgage Trust, Inc.,
Series E, 11.283%, (3 mo. USD LIBOR + 6.429%)B C	1,078	26,465
Series F, 6.875%, (1 day USD SOFR + 6.130%)B C	26,097	556,910
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	183,387
Rithm Capital Corp.,
Series B, 10.194%, (3 mo. USD Term SOFR + 5.902%)B C	17,847	449,744
Series C, 9.557%, (3 mo. USD Term SOFR + 5.231%)B C	64,479	1,579,736

		6,141,404

Total Financials		6,141,404

Total Preferred Stocks (Cost $6,086,324)		6,141,404

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.07% (continued)

CONVERTIBLE OBLIGATIONS - 77.45%

Basic Materials - 1.51%

Mining - 1.51%
Centrus Energy Corp., 2.250%, Due 11/1/2030D E	$1,519,000	$3,145,089
Century Aluminum Co., 2.750%, Due 5/1/2028E	1,136,000	1,351,154

		4,496,243

Total Basic Materials		4,496,243

Communications - 8.68%

Internet - 3.75%
Airbnb, Inc., Due 3/15/2026E F	791,000	762,521
fuboTV, Inc., 3.250%, Due 2/15/2026E	1,260,000	1,229,130
Hims & Hers Health, Inc., Due 5/15/2030D E F	1,063,000	1,111,898
Snap, Inc., 0.500%, Due 5/1/2030E	3,215,000	2,726,320
Upwork, Inc., 0.250%, Due 8/15/2026E	326,000	306,759
Wayfair, Inc., 3.500%, Due 11/15/2028E	2,363,000	3,192,123
Ziff Davis, Inc.,
1.750%, Due 11/1/2026	959,000	909,851
3.625%, Due 3/1/2028D E	1,020,000	951,150

		11,189,752

Media - 3.73%
Liberty Broadband Corp., 3.125%, Due 3/31/2053D G	3,002,000	3,015,796
Sirius XM Holdings, Inc., 3.750%, Due 3/15/2028E	3,946,000	4,099,894
Sphere Entertainment Co., 3.500%, Due 12/1/2028E	2,859,000	4,006,889

		11,122,579

Telecommunications - 1.20%
AST SpaceMobile, Inc., 4.250%, Due 3/1/2032D E	1,806,000	3,579,661

Total Communications		25,891,992

Consumer, Cyclical - 8.15%

Airlines - 0.90%
American Airlines Group, Inc., 6.500%, Due 7/1/2025	2,693,000	2,690,305

Auto Manufacturers - 0.31%
Rivian Automotive, Inc., 3.625%, Due 10/15/2030E	1,026,000	919,809

Entertainment - 3.38%
DraftKings Holdings, Inc., Due 3/15/2028E F	3,211,000	2,872,240
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029E	3,026,000	4,647,936
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027E	2,762,000	2,571,422

		10,091,598

Leisure Time - 1.64%
Carnival Corp., 5.750%, Due 12/1/2027E	664,000	1,460,468
NCL Corp. Ltd., 2.500%, Due 2/15/2027E	2,772,000	2,767,842
Peloton Interactive, Inc., Due 2/15/2026F	690,000	664,988

		4,893,298

Retail - 1.92%
Cheesecake Factory, Inc., 2.000%, Due 3/15/2030D E	3,587,000	3,887,411
GameStop Corp., Due 6/15/2032D E F	1,715,000	1,836,765

		5,724,176

Total Consumer, Cyclical		24,319,186

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.07% (continued)

CONVERTIBLE OBLIGATIONS - 77.45% (continued)

Consumer, Non-Cyclical - 17.31%

Biotechnology - 1.68%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029E	$3,754,000	$3,494,974
Ionis Pharmaceuticals, Inc., 1.750%, Due 6/15/2028E	1,437,000	1,507,952

		5,002,926

Commercial Services - 1.72%
Affirm Holdings, Inc., Due 11/15/2026E F	1,394,000	1,305,481
Alarm.com Holdings, Inc., 2.250%, Due 6/1/2029E	2,381,000	2,303,745
Block, Inc., 0.250%, Due 11/1/2027E	1,722,000	1,536,885

		5,146,111

Cosmetics/Personal Care - 0.09%
Oddity Finance LLC, Due 6/15/2030D E F	250,000	270,829

Health Care - Products - 7.95%
CONMED Corp., 2.250%, Due 6/15/2027E	3,716,000	3,520,789
Enovis Corp., 3.875%, Due 10/15/2028E	4,284,000	4,217,598
Exact Sciences Corp.,
0.375%, Due 3/15/2027E	720,000	685,080
2.000%, Due 3/1/2030D	3,079,000	3,109,790
Haemonetics Corp.,
Due 3/1/2026F	1,745,000	1,681,515
2.500%, Due 6/1/2029E	2,653,000	2,632,457
Integer Holdings Corp., 1.875%, Due 3/15/2030D E	2,376,000	2,468,664
LeMaitre Vascular, Inc., 2.500%, Due 2/1/2030D E	2,490,000	2,476,305
Omnicell, Inc., 1.000%, Due 12/1/2029D E	3,264,000	2,924,544

		23,716,742

Health Care - Services - 0.47%
Teladoc Health, Inc., 1.250%, Due 6/1/2027	1,540,000	1,416,497

Household Products/Wares - 0.94%
Spectrum Brands, Inc., 3.375%, Due 6/1/2029E	3,079,000	2,791,114

Pharmaceuticals - 4.46%
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E	2,639,000	2,827,688
Dexcom, Inc., 0.375%, Due 5/15/2028E	1,401,000	1,314,138
Jazz Investments I Ltd., 3.125%, Due 9/15/2030D E	3,759,000	3,984,540
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029E	2,191,000	3,882,452
Pacira BioSciences, Inc., 2.125%, Due 5/15/2029E	1,333,000	1,301,285

		13,310,103

Total Consumer, Non-Cyclical		51,654,322

Energy - 2.91%

Energy - Alternate Sources - 2.91%
Array Technologies, Inc.,
1.000%, Due 12/1/2028E	1,024,000	810,948
2.875%, Due 7/1/2031D	171,000	168,742
Enphase Energy, Inc., Due 3/1/2026F	1,823,000	1,740,952
SolarEdge Technologies, Inc., Due 9/15/2025F	3,415,000	3,312,550
XPLR Infrastructure LP, Due 11/15/2025D F	2,716,000	2,641,310

		8,674,502

Total Energy		8,674,502

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.07% (continued)

CONVERTIBLE OBLIGATIONS - 77.45% (continued)

Financial - 14.29%

Diversified Financial Services - 3.55%
EZCORP, Inc., 3.750%, Due 12/15/2029D E	$1,023,000	$1,482,071
LendingTree, Inc., 0.500%, Due 7/15/2025	4,324,000	4,269,950
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1,687,000	1,594,215
WisdomTree, Inc., 5.750%, Due 8/15/2028E	2,479,000	3,253,688

		10,599,924

Investment Companies - 1.26%
Capital Southwest Corp., 5.125%, Due 11/15/2029E	1,635,000	1,607,409
MARA Holdings, Inc., Due 3/1/2030D E F	2,395,000	2,147,118

		3,754,527

REITS - 9.48%
Arbor Realty Trust, Inc., 7.500%, Due 8/1/2025	4,117,000	4,077,889
Blackstone Mortgage Trust, Inc., 5.500%, Due 3/15/2027	2,991,000	2,904,261
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026E	3,661,000	3,459,947
PennyMac Corp.,
5.500%, Due 3/15/2026	3,766,000	3,722,691
8.500%, Due 6/1/2029	1,025,000	1,035,250
Redwood Trust, Inc., 7.750%, Due 6/15/2027	5,468,000	5,402,312
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026E	3,578,000	3,452,770
Two Harbors Investment Corp., 6.250%, Due 1/15/2026E	4,310,000	4,228,110

		28,283,230

Total Financial		42,637,681

Industrial - 4.51%

Electronics - 2.55%
Applied Optoelectronics, Inc., 2.750%, Due 1/15/2030E	1,538,000	1,503,199
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025	970,000	959,811
OSI Systems, Inc., 2.250%, Due 8/1/2029D E	1,999,000	2,711,643
Vishay Intertechnology, Inc., 2.250%, Due 9/15/2030E	2,719,000	2,433,505

		7,608,158

Environmental Control - 1.04%
Tetra Tech, Inc., 2.250%, Due 8/15/2028E	2,768,000	3,114,000

Trucking & Leasing - 0.92%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028E	2,592,000	2,750,889

Total Industrial		13,473,047

Technology - 16.44%

Computers - 4.91%
CyberArk Software Ltd., Due 6/15/2030D E F	617,000	633,967
Lumentum Holdings, Inc., 0.500%, Due 6/15/2028E	1,272,000	1,312,704
Parsons Corp., 2.625%, Due 3/1/2029E	2,653,000	2,820,139
Rapid7, Inc., 1.250%, Due 3/15/2029E	2,323,000	2,052,951
Rubrik, Inc., Due 6/15/2030D F	171,000	179,016
Super Micro Computer, Inc., Due 6/15/2030D F	2,062,000	2,307,378
Western Digital Corp., 3.000%, Due 11/15/2028E	2,973,000	5,336,535

		14,642,690

Semiconductors - 1.69%
MKS, Inc., 1.250%, Due 6/1/2030E	2,279,000	2,245,955
ON Semiconductor Corp., 0.500%, Due 3/1/2029E	3,040,000	2,809,568

		5,055,523

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.07% (continued)

CONVERTIBLE OBLIGATIONS - 77.45% (continued)

Technology - 16.44% (continued)

Software - 9.84%
Bentley Systems, Inc., 0.375%, Due 7/1/2027E	$2,720,000	$2,564,960
Bill Holdings, Inc., Due 4/1/2030D E F	1,530,000	1,287,113
Cloudflare, Inc., Due 6/15/2030D F	103,000	111,137
CSG Systems International, Inc., 3.875%, Due 9/15/2028E	2,633,000	2,966,074
Dayforce, Inc., 0.250%, Due 3/15/2026E	2,780,000	2,674,360
Evolent Health, Inc., 3.500%, Due 12/1/2029E	3,060,000	2,596,880
Five9, Inc., 1.000%, Due 3/15/2029E	2,497,000	2,176,135
Jamf Holding Corp., 0.125%, Due 9/1/2026E	1,452,000	1,364,156
MicroStrategy, Inc., Due 12/1/2029D E F	2,519,000	2,376,677
Pagaya Technologies Ltd., 6.125%, Due 10/1/2029D E	1,979,000	3,503,819
Progress Software Corp., 3.500%, Due 3/1/2030E	2,876,000	3,326,094
PROS Holdings, Inc., 2.250%, Due 9/15/2027E	1,630,000	1,528,940
Tempus AI, Inc., 0.750%, Due 7/15/2030	756,000	756,000
Veradigm, Inc., 0.875%, Due 1/1/2027	451,000	488,292
Verint Systems, Inc., 0.250%, Due 4/15/2026E	1,717,000	1,642,311

		29,362,948

Total Technology		49,061,161

Utilities - 3.65%

Electric - 3.65%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026E	3,038,000	3,287,116
Duke Energy Corp., 4.125%, Due 4/15/2026E	3,358,000	3,552,764
PG&E Corp., 4.250%, Due 12/1/2027	4,097,000	4,065,453

		10,905,333

Total Utilities		10,905,333

Total Convertible Obligations (Cost $218,326,278)		231,113,467

FOREIGN CONVERTIBLE OBLIGATIONS - 3.66%

Basic Materials - 1.69%

Mining - 1.69%
Equinox Gold Corp., 4.750%, Due 10/15/2028E	2,440,000	2,928,000
Fortuna Mining Corp., 3.750%, Due 6/30/2029E	1,670,000	2,108,542

		5,036,542

Total Basic Materials		5,036,542

Communications - 0.12%

Internet - 0.12%
MakeMyTrip Ltd., Due 7/1/2030D E F	343,000	365,551

Consumer, Cyclical - 0.34%

Auto Parts & Equipment - 0.34%
indie Semiconductor, Inc., 4.500%, Due 11/15/2027D E	1,164,000	1,027,230

Consumer, Non-Cyclical - 1.04%

Pharmaceuticals - 1.04%
Ascendis Pharma AS, 2.250%, Due 4/1/2028E	2,493,000	3,116,813

Financial - 0.47%

Diversified Financial Services - 0.27%
Qifu Technology, Inc., 0.500%, Due 4/1/2030D E	828,000	812,268

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount	Fair Value

SECURITIES HELD LONG - 99.07% (continued)

FOREIGN CONVERTIBLE OBLIGATIONS - 3.66% (continued)

Financial - 0.47% (continued)

Investment Companies - 0.20%
IREN Ltd., 3.500%, Due 12/15/2029, Series IREND E	$446,000	$576,678

Total Financial		1,388,946

Total Foreign Convertible Obligations (Cost $10,354,268)		10,935,082

	Shares

SHORT TERM INVESTMENTS - 5.59% (Cost $16,672,588)

Investment Companies - 5.59%
American Beacon U.S. Government Money Market Select Fund, 4.27%H I	16,672,588	16,672,588

Total Securities Held Long (Cost $279,604,459)		295,637,381

SECURITIES SOLD SHORT - (31.53%)

Common Stocks - (31.53%)

Communication Services - (3.57%)

Diversified Telecommunication Services - (0.89%)
AST SpaceMobile, Inc.A	(56,709)	(2,650,012)

Entertainment - (1.95%)
Live Nation Entertainment, Inc.A	(22,079)	(3,340,111)
Sphere Entertainment Co.A	(59,326)	(2,479,827)

		(5,819,938)

Interactive Media & Services - (0.19%)
Snap, Inc., Class AA	(63,751)	(553,996)
Ziff Davis, Inc.A	(529)	(16,013)

		(570,009)

Media - (0.54%)
Charter Communications, Inc., Class AA	(1,061)	(433,747)
Sirius XM Holdings, Inc.	(50,957)	(1,170,482)

		(1,604,229)

Total Communication Services		(10,644,188)

Consumer Discretionary - (2.46%)

Automobiles - (0.16%)
Rivian Automotive, Inc., Class AA	(35,226)	(484,005)

Hotels, Restaurants & Leisure - (1.38%)
Carnival Corp.A	(44,605)	(1,254,293)
Cheesecake Factory, Inc.	(30,216)	(1,893,335)
DraftKings, Inc., Class AA	(7,961)	(341,447)
MakeMyTrip Ltd.A	(1,578)	(154,676)
Marriott Vacations Worldwide Corp.	(1,051)	(75,998)
Norwegian Cruise Line Holdings Ltd.A	(19,506)	(395,582)

		(4,115,331)

Specialty Retail - (0.92%)
GameStop Corp., Class AA	(39,788)	(970,429)
Wayfair, Inc., Class AA	(35,073)	(1,793,633)

		(2,764,062)

Total Consumer Discretionary		(7,363,398)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SECURITIES SOLD SHORT - (31.53%) (continued)

Common Stocks - (31.53%) (continued)

Consumer Staples - (0.16%)

Household Products - (0.12%)
Spectrum Brands Holdings, Inc.	(6,503)	$(344,659)

Personal Products - (0.04%)
Oddity Tech Ltd., Class AA	(1,667)	(125,808)

Total Consumer Staples		(470,467)

Energy - (0.83%)

Oil, Gas & Consumable Fuels - (0.83%)
Centrus Energy Corp., Class AA	(13,511)	(2,474,945)

Financials - (4.78%)

Capital Markets - (2.46%)
Affiliated Managers Group, Inc.	(9,568)	(1,882,695)
ARES Management Corp., Class A	(19,708)	(3,413,426)
WisdomTree, Inc.	(179,054)	(2,060,911)

		(7,357,032)

Consumer Finance - (0.45%)
EZCORP, Inc., Class AA	(70,508)	(978,651)
Qifu Technology, Inc.	(8,028)	(348,094)

		(1,326,745)

Financial Services - (1.87%)
Apollo Global Management, Inc.	(19,815)	(2,811,154)
Block, Inc.A	(302)	(20,515)
Shift4 Payments, Inc., Class AA	(27,627)	(2,738,112)

		(5,569,781)

Total Financials		(14,253,558)

Health Care - (6.71%)

Biotechnology - (2.34%)
Ascendis Pharma ASA	(9,474)	(1,635,212)
Bridgebio Pharma, Inc.A	(13,454)	(580,944)
Exact Sciences Corp.A	(24,200)	(1,285,988)
Ionis Pharmaceuticals, Inc.A	(12,926)	(510,706)
Mirum Pharmaceuticals, Inc.A	(58,371)	(2,970,500)

		(6,983,350)

Health Care Equipment & Supplies - (1.61%)
CONMED Corp.	(1,352)	(70,412)
Dexcom, Inc.A	(2,437)	(212,726)
Enovis Corp.A	(24,710)	(774,906)
Haemonetics Corp.A	(10,285)	(767,364)
Integer Holdings Corp.A	(9,368)	(1,151,983)
LeMaitre Vascular, Inc.	(12,113)	(1,005,985)
Omnicell, Inc.A	(27,012)	(794,153)

		(4,777,529)

Health Care Providers & Services - (1.58%)
BrightSpring Health Services, Inc.A	(176,688)	(4,168,070)
Hims & Hers Health, Inc.A	(11,031)	(549,895)

		(4,717,965)

Health Care Technology - (0.07%)
Evolent Health, Inc., Class AA	(17,352)	(195,383)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SECURITIES SOLD SHORT - (31.53%) (continued)

Common Stocks - (31.53%) (continued)

Health Care - (6.71%) (continued)

Pharmaceuticals - (1.11%)
Collegium Pharmaceutical, Inc.A	(45,154)	$(1,335,204)
Jazz Pharmaceuticals PLCA	(14,483)	(1,536,936)
Pacira BioSciences, Inc.A	(18,922)	(452,236)

		(3,324,376)

Total Health Care		(19,998,603)

Industrials - (2.32%)

Commercial Services & Supplies - (0.47%)
Tetra Tech, Inc.	(38,960)	(1,401,002)

Electrical Equipment - (0.04%)
Array Technologies, Inc.A	(18,206)	(107,415)

Machinery - (1.03%)
Chart Industries, Inc.A	(11,884)	(1,956,701)
Greenbrier Cos., Inc.	(24,100)	(1,109,805)

		(3,066,506)

Professional Services - (0.78%)
CSG Systems International, Inc.	(21,473)	(1,402,402)
Parsons Corp.A	(13,049)	(936,527)

		(2,338,929)

Total Industrials		(6,913,852)

Information Technology - (7.36%)

Communications Equipment - (0.35%)
Applied Optoelectronics, Inc.A	(23,446)	(602,328)
Lumentum Holdings, Inc.A	(4,573)	(434,709)

		(1,037,037)

Electronic Equipment, Instruments & Components - (0.79%)
OSI Systems, Inc.A	(8,002)	(1,799,330)
Vishay Intertechnology, Inc.	(35,461)	(563,121)

		(2,362,451)

IT Services - (0.02%)
Cloudflare, Inc., Class AA	(275)	(53,853)

Semiconductors & Semiconductor Equipment - (0.52%)
indie Semiconductor, Inc., Class AA	(53,835)	(191,653)
MKS, Inc.	(8,089)	(803,723)
ON Semiconductor Corp.A	(11,098)	(581,646)

		(1,577,022)

Software - (2.93%)
Alarm.com Holdings, Inc.A	(11,718)	(662,887)
Bentley Systems, Inc., Class B	(7,322)	(395,168)
Bill Holdings, Inc.A	(5,168)	(239,072)
CyberArk Software Ltd.A	(686)	(279,120)
Five9, Inc.A	(9,086)	(240,597)
IREN Ltd.A	(17,154)	(249,934)
MARA Holdings, Inc.A	(58,107)	(911,118)
MicroStrategy, Inc., Class AA	(2,341)	(946,302)
NCR Voyix Corp.A	(23,228)	(272,464)
Pagaya Technologies Ltd., Class AA	(115,905)	(2,471,095)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SECURITIES SOLD SHORT - (31.53%) (continued)

Common Stocks - (31.53%) (continued)

Information Technology - (7.36%) (continued)

Software - (2.93%) (continued)
Progress Software Corp.	(26,905)	$(1,717,615)
PROS Holdings, Inc.A	(4,313)	(67,542)
Rapid7, Inc.A	(9,793)	(226,512)
Rubrik, Inc., Class AA	(684)	(61,280)

		(8,740,706)

Technology Hardware, Storage & Peripherals - (2.75%)
Hewlett Packard Enterprise Co.	(140,465)	(2,872,509)
Sandisk Corp.A	(6)	(272)
Super Micro Computer, Inc.A	(23,646)	(1,158,890)
Western Digital Corp.	(65,148)	(4,168,820)

		(8,200,491)

Total Information Technology		(21,971,560)

Materials - (2.03%)

Chemicals - (0.88%)
Albemarle Corp.	(41,912)	(2,626,625)

Metals & Mining - (1.15%)
Century Aluminum Co.A	(34,935)	(629,529)
Equinox Gold Corp.A	(276,750)	(1,591,312)
Fortuna Mining Corp.A	(189,169)	(1,237,165)

		(3,458,006)

Total Materials		(6,084,631)

Real Estate - (0.03%)

Hotel & Resort REITs - (0.03%)
Pebblebrook Hotel Trust	(6,041)	(60,350)
Summit Hotel Properties, Inc.	(3,453)	(17,576)

		(77,926)

Total Real Estate		(77,926)

Utilities - (1.28%)

Electric Utilities - (0.74%)
Duke Energy Corp.	(13,502)	(1,593,236)
PG&E Corp.	(45,420)	(633,155)

		(2,226,391)

Multi-Utilities - (0.54%)
CenterPoint Energy, Inc.	(44,030)	(1,617,662)

Total Utilities		(3,844,053)

Total Common Stocks (Proceeds $(77,700,899))		(94,097,181)

Total Securities Sold Short (Proceeds $(77,700,899))		(94,097,181)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITITES SOLD SHORT) - 99.07% (Cost $279,604,459)		295,637,381
TOTAL WRITTEN OPTIONS CONTRACTS - (0.02)% (Premiums Received $(54,977))		(54,375)
TOTAL SECURITIES SOLD SHORT - (31.53)% (Proceeds $(77,700,899))		(94,097,181)
OTHER ASSETS, NET OF LIABILITIES - 32.48%		96,915,629

NET ASSETS - 100.00%		$298,401,454

Percentages are stated as a percent of net assets.

A Non-income producing security.

B A type of Preferred Stock that has no maturity date.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

June 30, 2025

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2025.

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $55,094,160 or 18.46% of net assets. The Fund has no right to demand registration of these securities.

E This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $188,822,598 or 63.28% of net assets.

F Zero coupon bond.

G Callable security.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Written Options Contracts Open on June 30, 2025:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call-Super Micro Computer, Inc.	NFS	$ 49.00	9/19/2025	USD	75	7,500	$(54,977)	$(54,375)	$602

							$(54,977)	$(54,375)	$602

Glossary:

Counterparty Abbreviations:
NFS	National Financial Services LLC

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Convertible Preferred Stocks	$-	$30,774,840	$-	$30,774,840
Preferred Stocks	5,401,107	740,297	-	6,141,404
Convertible Obligations	-	231,113,467	-	231,113,467
Foreign Convertible Obligations	-	10,935,082	-	10,935,082
Short-Term Investments	16,672,588	-	-	16,672,588

Total Investments in Securities - Assets	$22,073,695	$273,563,686	$-	$295,637,381

Liabilities
Common Stocks (Sold Short)	$(94,097,181)	$-	$-	$(94,097,181)

Total Investments in Securities - Liabilities	$(94,097,181)	$-	$-	$(94,097,181)

Total Investments in Securities	$(72,023,486)	$273,563,686	$-	$201,540,200

Financial Derivative Instruments - Liabilities
Written Options	(54,375)	-	-	(54,375)

Total Financial Derivative Instruments - Liabilities	$(54,375)	$-	$-	$(54,375)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.16%

Communications - 0.81%

Internet - 0.32%
Uber Technologies, Inc.,
4.500%, Due 8/15/2029A		$795,000	$789,169
4.800%, Due 9/15/2034		780,000	765,790

			1,554,959

Telecommunications - 0.49%
T-Mobile USA, Inc.,
5.050%, Due 7/15/2033		640,000	644,394
4.700%, Due 1/15/2035		1,780,000	1,725,591

			2,369,985

Total Communications			3,924,944

Consumer, Cyclical - 0.31%

Auto Manufacturers - 0.20%
Stellantis NV,
4.250%, Due 6/16/2031B	EUR	450,000	540,291
2.750%, Due 4/1/2032B		400,000	436,386

			976,677

Auto Parts & Equipment - 0.11%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029		$585,000	535,418

Total Consumer, Cyclical			1,512,095

Consumer, Non-Cyclical - 1.10%

Commercial Services - 0.71%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.500%, Due 5/15/2033A	EUR	650,000	792,014
United Rentals North America, Inc.,
6.000%, Due 12/15/2029A		$1,690,000	1,730,724
6.125%, Due 3/15/2034A		875,000	901,209

			3,423,947

Cosmetics/Personal Care - 0.03%
Prestige Brands, Inc., 5.125%, Due 1/15/2028A		155,000	153,755

Food - 0.10%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, Due 1/15/2036A		450,000	451,545

Health Care - Services - 0.26%
HCA, Inc.,
5.500%, Due 6/1/2033		1,120,000	1,147,086
5.750%, Due 3/1/2035		115,000	118,344

			1,265,430

Total Consumer, Non-Cyclical			5,294,677

Energy - 2.95%

Oil & Gas - 0.79%
Aris Water Holdings LLC, 7.250%, Due 4/1/2030A		315,000	324,951
BP Capital Markets PLC,
4.250%, Due 3/22/2027, (5 yr. U.K. Government Bond + 3.887%)B C D	GBP	1,000,000	1,345,378
3.625%, Due 3/22/2029, (5 yr. EUR Swap + 3.780%)B C D	EUR	1,200,000	1,403,417
4.375%, Due 8/19/2031, (5 yr. EUR Swap + 2.220%)B C D		600,000	706,859

			3,780,605

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.16% (continued)

Energy - 2.95% (continued)

Pipelines - 2.16%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, Due 6/15/2029A		$625,000	$619,850
6.625%, Due 2/1/2032A		435,000	449,207
Cheniere Energy, Inc., 5.650%, Due 4/15/2034		1,735,000	1,776,640
Kinetik Holdings LP,
6.625%, Due 12/15/2028A		100,000	102,270
5.875%, Due 6/15/2030A		1,225,000	1,235,781
ONEOK, Inc.,
5.375%, Due 6/1/2029		300,000	306,329
5.050%, Due 11/1/2034		410,000	399,067
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, Due 9/15/2030		180,000	172,031
5.700%, Due 9/15/2034		1,575,000	1,605,604
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
7.375%, Due 2/15/2029A		535,000	549,863
6.000%, Due 9/1/2031A		500,000	487,923
Targa Resources Corp.,
6.125%, Due 3/15/2033		280,000	295,134
6.500%, Due 3/30/2034		600,000	644,881
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
6.875%, Due 1/15/2029		200,000	204,155
4.875%, Due 2/1/2031		650,000	644,286
Williams Cos., Inc., 5.600%, Due 3/15/2035		900,000	925,412

			10,418,433

Total Energy			14,199,038

Financial - 2.68%

Banks - 0.38%
Dresdner Funding Trust I, 8.151%, Due 6/30/2031B		900,000	992,730
Morgan Stanley, 5.213%, Due 10/24/2035, (1 day GBP SONIA + 1.456%)C	GBP	600,000	810,837

			1,803,567

Diversified Financial Services - 0.73%
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A		$1,510,000	1,588,836
Encore Capital Group, Inc.,
6.529%, Due 1/15/2028, (3 mo. EURIBOR + 4.250%)B C	EUR	680,000	807,660
4.250%, Due 6/1/2028B	GBP	500,000	651,987
9.250%, Due 4/1/2029A		$440,000	467,911

			3,516,394

REITS - 1.57%
Digital Dutch Finco BV,
1.500%, Due 3/15/2030B	EUR	400,000	435,282
1.000%, Due 1/15/2032B		900,000	900,737
3.875%, Due 9/13/2033B		200,000	235,751
Digital Intrepid Holding BV, 0.625%, Due 7/15/2031B		900,000	892,435
Equinix Europe 2 Financing Corp. LLC, 3.650%, Due 9/3/2033		2,165,000	2,527,094
Equinix, Inc., 1.000%, Due 3/15/2033		200,000	193,170
VICI Properties LP,
4.950%, Due 2/15/2030		$750,000	754,225
5.750%, Due 4/1/2034		1,590,000	1,625,841

			7,564,535

Total Financial			12,884,496

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 10.16% (continued)

Industrial - 1.62%

Aerospace/Defense - 0.97%
Hexcel Corp., 5.875%, Due 2/26/2035		$1,090,000	$1,109,066
Howmet Aerospace, Inc., 5.950%, Due 2/1/2037		2,280,000	2,420,161
TransDigm, Inc., 6.000%, Due 1/15/2033A		1,105,000	1,109,799

			4,639,026

Building Materials - 0.30%
Quikrete Holdings, Inc., 6.375%, Due 3/1/2032A		1,400,000	1,441,758

Packaging & Containers - 0.35%
Berry Global, Inc., 5.650%, Due 1/15/2034		1,645,000	1,697,296

Total Industrial			7,778,080

Technology - 0.69%

Semiconductors - 0.21%
Broadcom, Inc., 3.137%, Due 11/15/2035A		700,000	590,689
Marvell Technology, Inc., 5.450%, Due 7/15/2035		400,000	402,772

			993,461

Software - 0.48%
MSCI, Inc.,
3.625%, Due 9/1/2030A		950,000	891,068
3.875%, Due 2/15/2031A		1,225,000	1,154,812
3.250%, Due 8/15/2033A		300,000	262,812

			2,308,692

Total Technology			3,302,153

Total Corporate Obligations (Cost $47,342,025)			48,895,483

FOREIGN CONVERTIBLE OBLIGATIONS - 0.34% (Cost $1,473,191)

Financial - 0.34%

Banks - 0.34%
BNP Paribas Fortis SA, 4.023%, Due 12/29/2049B C D	EUR	1,500,000	1,637,057

FOREIGN CORPORATE OBLIGATIONS - 47.98%

Basic Materials - 0.61%

Chemicals - 0.13%
Sociedad Quimica y Minera de Chile SA,
6.500%, Due 11/7/2033A		$200,000	212,323
6.500%, Due 11/7/2033B		390,000	414,029

			626,352

Forest Products & Paper - 0.48%
Inversiones CMPC SA, 6.125%, Due 2/26/2034B		1,405,000	1,440,938
Suzano Austria GmbH,
3.750%, Due 1/15/2031		365,000	341,646
3.125%, Due 1/15/2032		595,000	524,181

			2,306,765

Total Basic Materials			2,933,117

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Communications - 1.83%

Media - 0.24%
Virgin Media Secured Finance PLC,
5.250%, Due 5/15/2029A	GBP	600,000	$793,734
4.250%, Due 1/15/2030B		300,000	376,288

			1,170,022

Telecommunications - 1.59%
Altice France SA, 5.500%, Due 1/15/2028A		$200,000	168,318
Fibercop SpA, 6.000%, Due 9/30/2034B		500,000	467,829
Koninklijke KPN NV, 0.875%, Due 11/15/2033B	EUR	1,400,000	1,341,930
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D		$300,000	295,473
Sable International Finance Ltd., 7.125%, Due 10/15/2032A		1,219,000	1,222,087
Telefonica Emisiones SA,
4.183%, Due 11/21/2033B	EUR	700,000	846,133
3.724%, Due 1/23/2034B		900,000	1,046,874
Telefonica Europe BV, 5.752%, Due 1/15/2032, (8 yr. EURIBOR ICE Swap + 3.121%)B C D		800,000	977,388
Vodafone Group PLC,
3.000%, Due 8/27/2080, (5 yr. EUR Swap + 3.477%)B C		800,000	893,923
8.000%, Due 8/30/2086, (5 yr. U.K. Government Bond + 3.837%)B C	GBP	250,000	372,433

			7,632,388

Total Communications			8,802,410

Consumer, Cyclical - 2.40%

Auto Manufacturers - 0.20%
Volkswagen International Finance NV,
3.875%, Due 6/14/2027, (10 yr. EUR Swap + 3.370%)B C D	EUR	200,000	234,314
4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D	EUR	600,000	708,348

			942,662

Entertainment - 0.95%
Cirsa Finance International SARL, 6.500%, Due 3/15/2029B		700,000	862,386
CPUK Finance Ltd.,
4.500%, Due 8/28/2027B	GBP	700,000	937,629
5.876%, Due 8/28/2027B		600,000	834,955
3.690%, Due 8/28/2028B		200,000	262,218
Flutter Treasury DAC,
4.000%, Due 6/4/2031A	EUR	400,000	471,917
5.875%, Due 6/4/2031A		$200,000	201,500
6.125%, Due 6/4/2031A	GBP	300,000	414,716
Lottomatica Group SpA, 4.875%, Due 1/31/2031A	EUR	500,000	603,899

			4,589,220

Home Builders - 0.30%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	813,236
Miller Homes Group Finco PLC,
7.000%, Due 5/15/2029B		100,000	138,012
6.529%, Due 10/15/2030, (3 mo. EURIBOR + 4.250%)A C	EUR	400,000	477,923

			1,429,171

Leisure Time - 0.29%
Deuce Finco PLC, 6.725%, Due 6/15/2027, (3 mo. EURIBOR + 4.750%)B C		400,000	474,114
Pinnacle Bidco PLC, 10.000%, Due 10/11/2028B	GBP	630,000	914,061

			1,388,175

Retail - 0.61%
1011778 BC ULC/New Red Finance, Inc.,
3.500%, Due 2/15/2029A		$375,000	357,132
6.125%, Due 6/15/2029A		800,000	820,459

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Consumer, Cyclical - 2.40% (continued)

Retail - 0.61% (continued)
Duomo Bidco SpA, 6.404%, Due 7/15/2031, (3 mo. EURIBOR + 4.125%)A C	EUR	900,000	$1,065,456
Punch Finance PLC, 7.875%, Due 12/30/2030A	GBP	500,000	698,470

			2,941,517

Toys, Games, & Hobbies - 0.05%
Asmodee Group AB, 5.725%, Due 12/15/2029, (3 mo. EURIBOR + 3.750%)A C	EUR	211,765	251,082

Total Consumer, Cyclical			11,541,827

Consumer, Non-Cyclical - 2.09%

Commercial Services - 0.64%
AA Bond Co. Ltd.,
3.250%, Due 7/31/2028B	GBP	200,000	256,010
7.375%, Due 7/31/2029B		800,000	1,153,083
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031B		300,000	441,215
RAC Bond Co. PLC,
5.250%, Due 11/4/2027B		400,000	539,863
5.250%, Due 11/4/2027A		500,000	674,828

			3,064,999

Food - 1.30%
Bimbo Bakeries USA, Inc., 5.375%, Due 1/9/2036B		$1,385,000	1,367,685
BRF SA, 4.875%, Due 1/24/2030B		600,000	574,153
La Doria SpA, 6.686%, Due 11/12/2029, (3 mo. EURIBOR + 4.500%)B C	EUR	350,000	413,373
Market Bidco Finco PLC, 4.750%, Due 11/4/2027A		900,000	1,054,694
Tesco Corporate Treasury Services PLC,
3.375%, Due 5/6/2032B		600,000	705,024
5.125%, Due 5/22/2034B	GBP	900,000	1,204,336
5.500%, Due 2/27/2035B		700,000	953,206

			6,272,471

Private Equity - 0.15%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A		480,000	705,943

Total Consumer, Non-Cyclical			10,043,413

Energy - 0.29%

Oil & Gas - 0.29%
Guara Norte SARL, 5.198%, Due 6/15/2034A		$845,119	800,896
OEG Finance PLC, 7.250%, Due 9/27/2029A	EUR	500,000	615,257

			1,416,153

Total Energy			1,416,153

Financial - 39.38%

Banks - 22.35%
Abanca Corp. Bancaria SA,
10.625%, Due 7/14/2028, (5 yr. EUR Swap + 7.643%)B C D		1,000,000	1,367,994
4.625%, Due 12/11/2036, (5 yr. EURIBOR ICE Swap + 2.450%)B C		1,200,000	1,441,656
ABN AMRO Bank NV, 6.375%, Due 9/22/2034, (5 yr. EUR Swap + 3.902%)B C D		1,700,000	2,067,269
AIB Group PLC, 6.000%, Due 7/14/2031, (5 yr. EURIBOR ICE Swap + 3.705%)B C D		1,800,000	2,107,059
Banco Bilbao Vizcaya Argentaria SA,
8.375%, Due 6/21/2028, (5 yr. EURIBOR ICE Swap + 5.544%)B C D		1,000,000	1,303,108
8.250%, Due 11/30/2033, (5 yr. U.K. Government Bond + 3.600%)B C	GBP	600,000	896,038
Banco de Sabadell SA,
5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,400,000	1,670,759
5.000%, Due 5/19/2027, (5 yr. EUR Swap + 5.171%)B C D		1,200,000	1,415,308

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Financial - 39.38% (continued)

Banks - 22.35% (continued)
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	$1,177,951
3.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 3.760%)B C D		2,600,000	2,823,875
5.750%, Due 8/23/2033, (5 yr. EUR Swap + 2.850%)B C		1,600,000	2,013,334
Bank of Ireland Group PLC,
6.375%, Due 3/10/2030, (5 yr. EURIBOR ICE Swap + 4.026%)B C D		2,200,000	2,649,800
6.125%, Due 3/18/2032, (5 yr. EURIBOR ICE Swap + 3.633%)B C D		200,000	232,056
6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B C		540,000	686,134
Barclays PLC,
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,704,213
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D		$1,030,000	958,842
9.250%, Due 9/15/2028, (5 yr. GBP Swap + 5.639%)C D	GBP	1,100,000	1,623,777
8.500%, Due 6/15/2030, (5 yr. GBP Swap + 4.881%)C D		2,100,000	2,999,986
BAWAG Group AG,
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	1,177,951
7.250%, Due 9/18/2029, (5 yr. EURIBOR ICE Swap + 5.052%)B C D		2,000,000	2,453,365
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B C		$600,000	576,281
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B C		400,000	393,037
8.125%, Due 1/8/2039, (5 yr. CMT + 4.214%)A C		700,000	723,586
Belfius Bank SA, 6.125%, Due 5/6/2031, (5 yr. EUR Swap + 3.928%)B C D	EUR	1,400,000	1,666,218
BNP Paribas SA,
4.500%, Due 2/25/2030, (5 yr. CMT + 2.944%)B C D		$1,900,000	1,692,136
7.375%, Due 6/11/2030, (5 yr. EURIBOR ICE Swap + 4.631%)B C D	EUR	1,800,000	2,334,993
2.500%, Due 3/31/2032, (5 yr. EURIBOR ICE Swap + 1.600%)B C		400,000	467,369
3.945%, Due 2/18/2037, (5 yr. EUR Swap + 1.650%)B C		800,000	939,246
BPCE SA, 2.125%, Due 10/13/2046, NC10, (5 yr. EUR Swap + 2.050%)B C		1,800,000	1,860,363
CaixaBank SA,
3.625%, Due 9/14/2028, (5 yr. EUR Swap + 3.857%)B C D		2,600,000	2,898,053
7.500%, Due 1/16/2030, (5 yr. EURIBOR ICE Swap + 5.295%)B C D		400,000	517,120
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B C		600,000	757,616
Co-Operative Bank Holdings PLC, 5.579%, Due 9/19/2028, (1 yr. GBP Swap + 2.083%)B C	GBP	500,000	694,823
Commerzbank AG,
7.875%, Due 10/9/2031, (5 yr. EURIBOR ICE Swap + 5.129%)B C D	EUR	400,000	523,253
6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B C		1,000,000	1,258,666
4.125%, Due 2/20/2037, (5 yr. EURIBOR ICE Swap + 1.950%)B C		1,000,000	1,183,369
Cooperatieve Rabobank UA, 4.875%, Due 6/29/2029, (5 yr. EUR Swap + 3.717%)B C D		1,000,000	1,176,631
Credit Agricole SA,
1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)B C	GBP	1,200,000	1,574,763
5.875%, Due 3/23/2035, (5 yr. EURIBOR ICE Swap + 3.636%)B C D	EUR	2,400,000	2,802,390
Deutsche Bank AG,
8.125%, Due 10/30/2029, (5 yr. EURIBOR ICE Swap + 5.261%)B C D		1,000,000	1,257,636
7.375%, Due 10/30/2031, (5 yr. EURIBOR ICE Swap + 5.112%)B C D		2,400,000	2,942,743
4.500%, Due 7/12/2035, (3 mo. EURIBOR + 1.700%)B C	EUR	1,100,000	1,348,858
Erste Group Bank AG, 4.250%, Due 10/15/2027, (5 yr. EUR Swap + 4.646%)B C D		2,600,000	3,011,550
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,810,525
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B C	EUR	1,100,000	1,390,252
5.874%, Due 11/18/2035, (1 day USD SOFR + 1.900%)C		$600,000	607,419
ING Groep NV,
3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,900,000	1,765,249
4.250%, Due 5/16/2031, NC10, (5 yr. CMT + 2.862%)C D		1,000,000	836,598
4.250%, Due 8/26/2035, (5 yr. EUR Swap + 1.780%)B C	EUR	900,000	1,086,922
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D		1,900,000	2,312,219
8.505%, Due 9/20/2032B	GBP	1,991,000	3,148,173
6.184%, Due 2/20/2034, (5 yr. EURIBOR ICE Swap + 3.250%)B C	EUR	1,000,000	1,277,134

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Financial - 39.38% (continued)

Banks - 22.35% (continued)
Investec PLC,
10.500%, Due 8/28/2029, (5 yr. U.K. Government Bond + 6.566%)B C D	GBP	1,400,000	$2,111,478
9.125%, Due 3/6/2033, (5 yr. U.K. Government Bond + 5.905%)B C		700,000	1,034,129
Jyske Bank AS, 5.125%, Due 5/1/2035, (5 yr. EURIBOR ICE Swap + 2.500%)B C	EUR	1,100,000	1,366,607
KBC Group NV, 6.250%, Due 9/17/2031, (5 yr. EURIBOR ICE Swap + 3.989%)B C D		1,800,000	2,177,789
Lloyds Banking Group PLC,
7.875%, Due 6/27/2029, (5 yr. GBP SONIA Linked ICE Swap + 5.107%)B C D	GBP	1,000,000	1,420,143
2.707%, Due 12/3/2035, (5 yr. U.K. Government Bond + 2.400%)B C		2,200,000	2,623,519
NatWest Group PLC,
4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D		2,700,000	3,502,816
8.125%, Due 11/10/2033, (5 yr. CMT + 3.752%)C D		$1,400,000	1,509,392
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B C	GBP	500,000	672,599
Shawbrook Group PLC, 12.250%, Due 1/4/2034, (5 yr. U.K. Government Bond + 7.948%)B C		600,000	897,625
Societe Generale SA,
6.750%, Due 4/6/2028, (5 yr. USD Swap + 3.929%)B C D		$200,000	197,001
6.691%, Due 1/10/2034, (1 yr. CMT + 2.950%)B C		1,400,000	1,494,517
Standard Chartered PLC, 4.300%, Due 8/19/2028, (5 yr. CMT + 3.135%)B C D		1,800,000	1,636,214
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B C	GBP	600,000	817,033
Swedbank AB, 4.000%, Due 3/17/2029, (5 yr. CMT + 2.864%)B C D		$800,000	718,000
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EURIBOR ICE Swap + 3.050%)B C	EUR	700,000	819,611
UniCredit SpA,
3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D		2,100,000	2,427,315
6.500%, Due 12/3/2031, (5 yr. EURIBOR ICE Swap + 4.212%)B C D		1,700,000	2,107,648
5.375%, Due 4/16/2034, (5 yr. EURIBOR ICE Swap + 2.800%)B C		300,000	373,674

			107,512,776

Diversified Financial Services - 1.98%
Bracken MidCo1 PLC,
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)B	GBP	1,030,000	1,398,515
6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A		1,000,000	1,357,781
Burford Capital PLC, 5.000%, Due 12/1/2026, 0025		500,000	679,060
Jerrold Finco PLC,
7.875%, Due 4/15/2030B		200,000	282,108
7.875%, Due 4/15/2030A		350,000	493,688
7.500%, Due 6/15/2031A		300,000	416,254
Marex Group PLC,
13.250%, Due 6/30/2027, (5 yr. CMT + 10.158%)B C D		$1,200,000	1,335,000
8.375%, Due 2/2/2028B	EUR	400,000	521,500
6.404%, Due 11/4/2029		$650,000	668,908
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	1,393,112
Sherwood Financing PLC,
7.475%, Due 12/15/2029, (3 mo. EURIBOR + 5.500%)A C	EUR	320,000	376,002
9.625%, Due 12/15/2029A	GBP	450,000	628,083

			9,550,011

Insurance - 11.50%
Achmea BV,
4.625%, Due 3/24/2029, (5 yr. EURIBOR ICE Swap + 4.780%)B C D	EUR	2,800,000	3,244,665
6.125%, Due 1/28/2035, (5 yr. EURIBOR ICE Swap + 3.735%)B C D		600,000	710,588
Aegon Ltd., 5.625%, Due 4/15/2029, (5 yr. EUR Swap + 5.207%)B C D		1,400,000	1,690,475
Allianz SE,
5.600%, Due 9/3/2054, (5 yr. CMT + 2.771%)A C		$1,000,000	996,795
4.431%, Due 7/25/2055, (3 mo. EURIBOR + 2.750%)B C	EUR	800,000	967,742
ASR Nederland NV,
6.625%, Due 12/27/2031, (5 yr. EURIBOR ICE Swap + 4.025%)B C D		400,000	496,107
6.500%, Due 4/2/2035, (5 yr. EURIBOR ICE Swap + 3.887%)B C D		1,550,000	1,867,452

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Financial - 39.38% (continued)

Insurance - 11.50% (continued)
Aviva PLC,
6.875%, Due 12/15/2031, (5 yr. U.K. Government Bond + 4.649%)B C D	GBP	700,000	$954,201
6.125%, Due 9/12/2054, (5 yr. U.K. Government Bond + 3.300%)B C		1,560,000	2,142,622
BUPA Finance PLC,
5.000%, Due 12/8/2026B		350,000	480,595
4.000%, Due 9/24/2031, (5 yr. U.K. Government Bond + 3.170%)B C D		2,156,000	2,374,945
CNP Assurances SACA,
2.500%, Due 6/30/2051, (3 mo. EURIBOR + 3.650%)B C	EUR	1,000,000	1,103,919
4.875%, Due 7/16/2054, (3 mo. EURIBOR + 3.374%)B C		700,000	865,777
Direct Line Insurance Group PLC, 4.750%, Due 6/7/2027, (5 yr. GBP Swap + 3.394%)B C D	GBP	2,760,000	3,685,087
Galaxy Bidco Ltd., 8.125%, Due 12/19/2029A		900,000	1,257,168
La Mondiale SAM,
6.750%, Due 1/17/2034, (5 yr. EUR Swap + 4.083%)B C D	EUR	700,000	870,974
4.800%, Due 1/18/2048, (5 yr. CMT + 3.235%)B C		$800,000	780,301
Legal & General Group PLC, 5.625%, Due 3/24/2031, (5 yr. U.K. Government Bond + 5.378%)B C D	GBP	2,500,000	3,214,608
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/21/2028, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	664,258
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	1,664,000	2,312,640
4.625%, Due 5/7/2031B		750,000	962,829
6.875%, Due 11/15/2034B		2,300,000	3,207,502
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.169%)B C D		2,700,000	3,576,513
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D		2,100,000	3,314,949
Rothesay Life PLC,
6.875%, Due 9/12/2028, (5 yr. U.K. Government Bond + 5.419%)B C D		300,000	413,854
5.000%, Due 10/13/2031, (5 yr. U.K. Government Bond + 3.873%)B C D		5,293,000	6,194,982
7.019%, Due 12/10/2034B		300,000	429,670
SCOR SE, 6.000%, Due 6/20/2034, (5 yr. EURIBOR ICE Swap + 3.857%)B C D	EUR	1,500,000	1,791,424
Unipol Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D		1,640,000	2,022,635
Zurich Finance Ireland II DAC, 5.500%, Due 4/23/2055, (5 yr. CMT + 2.419%)B C		$2,800,000	2,716,014

			55,311,291

Savings & Loans - 3.55%
Coventry Building Society, 8.750%, Due 6/11/2029, (5 yr. U.K. Government Bond + 4.727%)B C D	GBP	2,400,000	3,451,303
Nationwide Building Society,
5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)B C D		1,600,000	2,164,275
7.500%, Due 12/20/2030, (5 yr. U.K. Government Bond + 3.852%)B C D		4,300,000	5,957,286
10.250%, Due 12/6/2099E		3,086,700	5,508,045

			17,080,909

Total Financial			189,454,987

Industrial - 0.23%

Environmental Control - 0.13%
Luna 2 5SARL, 5.500%, Due 7/1/2032A	EUR	500,000	600,119

Transportation - 0.10%
Edge Finco PLC, 8.125%, Due 8/15/2031A	GBP	350,000	500,403

Total Industrial			1,100,522

Technology - 0.12%

Software - 0.12%
IPD 3 BV, 5.500%, Due 6/15/2031A	EUR	500,000	597,074

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 47.98% (continued)

Utilities - 1.03%

Electric - 0.73%
ContourGlobal Power Holdings SA,
3.125%, Due 1/1/2028B	EUR	500,000	$580,877
3.125%, Due 1/1/2028A		200,000	232,351
EDP Servicios Financieros Espana SA, 3.500%, Due 7/21/2031B		1,000,000	1,194,211
ESB Finance DAC, 2.125%, Due 11/5/2033B		500,000	535,118
National Grid Electricity Transmission PLC, 0.823%, Due 7/7/2032B		1,000,000	992,085

			3,534,642

Gas - 0.30%
APA Infrastructure Ltd.,
0.750%, Due 3/15/2029B		600,000	653,528
3.500%, Due 3/22/2030B	GBP	600,000	773,149

			1,426,677

Total Utilities			4,961,319

Total Foreign Corporate Obligations (Cost $210,961,094)			230,850,822

FOREIGN SOVEREIGN OBLIGATIONS - 7.36%
Bundesrepublik Deutschland Bundesanleihe,
2.600%, Due 8/15/2034B	EUR	20,530,000	24,265,357
2.500%, Due 2/15/2035B		9,550,000	11,157,755

Total Foreign Sovereign Obligations (Cost $32,239,097)			35,423,112

ASSET-BACKED OBLIGATIONS - 15.29%
AIMCO CLO 19 Ltd., 9.269%, Due 10/20/2037, 2024-19A E, (3 mo. USD Term SOFR + 5.000%)A C		$1,500,000	1,500,074
Aqueduct European CLO 8 DAC, 8.869%, Due 7/15/2037, 2024-8A E, (3 mo. EURIBOR + 6.590%)A C	EUR	1,500,000	1,777,450
Armada Euro CLO I DAC, 3.011%, Due 10/24/2033, 1A AR, (3 mo. EURIBOR + 0.820%)A C		800,000	937,877
Avoca CLO XIX DAC, 7.402%, Due 4/15/2038, 19A ER, (3 mo. EURIBOR + 5.000%)A C		2,000,000	2,351,550
Avoca CLO XXVIII DAC, 8.489%, Due 10/15/2037, 28A ER, (3 mo. EURIBOR + 6.210%)A C		1,500,000	1,774,810
Avoca CLO XXXVII DAC, Due 7/15/2038, 37A E, (3 mo. EURIBOR + 5.500%)A C F		1,000,000	1,177,951
Ballyrock CLO 27 Ltd., 9.732%, Due 10/25/2037, 2024-27A D, (3 mo. USD Term SOFR + 5.450%)A C		$1,300,000	1,301,235
Ballyrock CLO 28 Ltd., 5.647%, Due 1/20/2038, 2024-28A A1A, (3 mo. USD Term SOFR + 1.320%)A C		2,000,000	2,002,140
Ballyrock CLO 29 Ltd., Due 7/25/2038, 2025-29A D, (3 mo. USD Term SOFR + 5.150%)A C F		2,500,000	2,500,000
Bardot CLO Ltd., 10.472%, Due 10/22/2032, 2019-2A ERR, (3 mo. USD Term SOFR + 6.200%)A C		1,750,000	1,723,755
Capital Four CLO I DAC, 3.299%, Due 10/15/2034, 3A A, (3 mo. EURIBOR + 1.020%)A C	EUR	600,000	704,650
Capital Four CLO IV DAC, 8.659%, Due 4/15/2038, 4A ER, (3 mo. EURIBOR + 6.380%)A C		1,500,000	1,774,997
Contego CLO X DAC, 9.233%, Due 5/15/2038, 10A ER, (3 mo. EURIBOR + 7.090%)A C		400,000	475,811
CVC Cordatus Loan Fund XVII DAC, 8.247%, Due 11/18/2033, 17A ER, (3 mo. EURIBOR + 6.120%)A C		1,250,000	1,491,341
GoldenTree Loan Management U.S. CLO 22 Ltd., 9.519%, Due 10/20/2037, 2024-22A E, (3 mo. USD Term SOFR + 5.250%)A C		$1,500,000	1,489,188
Golub Capital Partners CLO 64B-R Ltd., 10.082%, Due 10/25/2037, 2022-64A ER, (3 mo. USD Term SOFR + 5.800%)A C		1,750,000	1,761,091
Golub Capital Partners CLO 75B Ltd., 10.182%, Due 7/25/2037, 2024-75A E, (3 mo. USD Term SOFR + 5.900%)A C		1,000,000	1,009,637
Harvest CLO XVI DAC, 7.849%, Due 10/15/2031, 16A ER, (3 mo. EURIBOR + 5.570%)A C	EUR	1,550,000	1,820,996
Hayfin Emerald CLO I DAC, 5.363%, Due 4/17/2034, 1A DR, (3 mo. EURIBOR + 3.100%)A C		1,500,000	1,700,027
Henley CLO XIV DAC, 2.040%, Due 3/25/2038, 14A E, (3 mo. EURIBOR + 5.500%)A C		1,500,000	1,763,478
HPS Loan Management Ltd., 5.770%, Due 10/20/2037, 2024-22A A1, (3 mo. USD Term SOFR + 1.370%)A C		$1,500,000	1,503,835
ICG Euro CLO DAC, 8.683%, Due 2/15/2037, 2024-1A E, (3 mo. EURIBOR + 6.540%)A C	EUR	1,500,000	1,768,127
Jubilee CLO DAC, 9.016%, Due 7/21/2037, 2024-28A E, (3 mo. EURIBOR + 6.780%)A C		1,500,000	1,780,325
Madison Park Euro Funding X DAC, 2.898%, Due 10/25/2030, 10A A1, (3 mo. EURIBOR + 0.740%)A C		969,178	1,134,794
Margay CLO I DAC, 3.579%, Due 1/15/2038, 1A AR, (3 mo. EURIBOR + 1.300%)A C		1,000,000	1,176,180

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

ASSET-BACKED OBLIGATIONS - 15.29% (continued)
Menlo CLO II Ltd., 10.577%, Due 4/20/2038, 2025-2A E, (3 mo. USD Term SOFR + 6.250%)A C		$1,000,000	$1,021,100
Neuberger Berman Loan Advisers CLO 26 Ltd.,
5.629%, Due 10/18/2038, 2017-26A AR2, (3 mo. USD Term SOFR + 1.360%)A C		1,900,000	1,907,095
10.769%, Due 10/18/2038, 2017-26A ER, (3 mo. USD Term SOFR + 6.500%)A C		1,500,000	1,531,945
North Westerly IX ESG CLO DAC, 8.617%, Due 1/15/2038, IX-A E, (3 mo. EURIBOR + 6.000%)A C	EUR	1,000,000	1,150,646
Oaktree CLO Ltd.,
9.872%, Due 10/22/2037, 2024-27A E, (3 mo. USD Term SOFR + 5.600%)A C		$1,250,000	1,238,696
8.872%, Due 4/15/2038, 2025-29A E, (3 mo. USD Term SOFR + 4.650%)A C		750,000	740,533
OCP CLO Ltd., 9.661%, Due 10/16/2037, 2024-36A E, (3 mo. USD Term SOFR + 5.400%)A C		1,500,000	1,512,566
OCP Euro CLO DAC, 8.036%, Due 10/18/2037, 2024-11A E, (3 mo. EURIBOR + 5.800%)A C	EUR	1,500,000	1,763,300
Palmer Square European Loan Funding DAC, 7.943%, Due 5/15/2034, 2024-3A E, (3 mo. EURIBOR + 5.800%)A C		1,500,000	1,767,541
Penta CLO 16 DAC, 9.026%, Due 10/18/2036, 2024-16A E, (3 mo. EURIBOR + 6.790%)A C		1,500,000	1,777,826
Penta CLO 9 DAC,
8.198%, Due 7/25/2036, 2021-9A E, (3 mo. EURIBOR + 6.040%)A C		1,000,000	1,191,850
10.898%, Due 7/25/2036, 2021-9A F, (3 mo. EURIBOR + 8.740%)A C		1,000,000	1,179,827
Pikes Peak CLO 16 Ltd., 10.282%, Due 7/25/2037, 2024-16A E, (3 mo. USD Term SOFR + 6.000%)A C		$1,500,000	1,515,968
Providus CLO VI DAC, 8.211%, Due 5/20/2034, 6A E, (3 mo. EURIBOR + 6.110%)A C	EUR	1,250,000	1,484,827
Rockfield Park CLO DAC, 8.202%, Due 7/16/2034, 1A D, (3 mo. EURIBOR + 5.950%)A C		1,500,000	1,780,885
RRE 5 Loan Management DAC, 8.629%, Due 1/15/2037, 5A DR, (3 mo. EURIBOR + 6.350%)A C		1,000,000	1,195,885
RRE 8 Loan Management DAC, 8.029%, Due 7/15/2040, 8A DR, (3 mo. EURIBOR + 5.750%)A C		1,000,000	1,188,675
RRE 9 Loan Management DAC, 8.029%, Due 7/15/2040, 9A DR, (3 mo. EURIBOR + 5.750%)A C		750,000	891,168
Sculptor European CLO IV DAC, 8.161%, Due 4/27/2038, 4A ER, (3 mo. EURIBOR + 6.000%)A C		1,000,000	1,180,967
Sound Point Euro CLO X Funding DAC, 3.736%, Due 4/20/2038, 10A A, (3 mo. EURIBOR + 1.500%)A C		800,000	945,632
Symphony CLO 47 Ltd., 8.881%, Due 4/20/2038, 2025-47A E, (3 mo. USD Term SOFR + 4.600%)A C		$1,000,000	988,302
Symphony CLO XXXIII Ltd., 5.535%, Due 1/24/2038, 2022-33A AR, (3 mo. USD Term SOFR + 1.260%)A C		1,000,000	1,000,990
Tikehau CLO X DAC, 9.186%, Due 4/20/2038, 10A E, (3 mo. EURIBOR + 6.950%)A C	EUR	500,000	597,581
Voya Euro CLO II DAC, 8.299%, Due 7/15/2035, 2A ER, (3 mo. EURIBOR + 6.020%)A C		1,700,000	2,017,605
Voya Euro CLO III DAC, 10.179%, Due 4/15/2033, 3X F, (3 mo. EURIBOR + 7.900%)B C		1,300,000	1,494,928
Voya Euro CLO IV DAC, 8.439%, Due 10/15/2034, 4A ER, (3 mo. EURIBOR + 6.160%)A C		1,750,000	2,079,307

Total Asset-Backed Obligations (Cost $69,922,288)			73,546,964

U.S. TREASURY OBLIGATIONS - 13.18%
U.S. Treasury Bonds,
4.500%, Due 11/15/2054		$16,385,000	15,639,995
4.625%, Due 2/15/2055		12,300,000	11,992,500

			27,632,495

U.S. Treasury Notes,
4.250%, Due 11/15/2034		13,040,000	13,084,825
4.625%, Due 2/15/2035		22,000,000	22,704,687

			35,789,512

Total U.S. Treasury Obligations (Cost $64,505,210)			63,422,007

SHORT-TERM INVESTMENTS - 6.23%

U.S. Treasury Obligations - 4.27%
U.S. Treasury Bills,
4.305%, Due 8/26/2025F G		9,200,000	9,138,068
4.351%, Due 9/4/2025F G		11,500,000	11,411,598

			20,549,666

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 6.23% (continued)

Investment Companies - 1.96%
American Beacon U.S. Government Money Market Select Fund, 4.27%H I	9,410,367	$9,410,367

Total Short-Term Investments (Cost $29,962,227)		29,960,033

TOTAL INVESTMENTS - 100.54% (Cost $456,405,132)		483,735,478
LIABILITIES, NET OF OTHER ASSETS - (0.54)%		(2,603,906)

TOTAL NET ASSETS - 100.00%		$481,131,572

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $109,046,629 or 22.66% of net assets. The Fund has no right to demand registration of these securities.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2025.

D Perpetual maturity. The date shown, if any, is the next call date.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F Zero coupon bond.

G Coupon represents a weighted average yield to maturity.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

ESG - Environmental, Social, Governance.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on June 30, 2025:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	598,852	GBP	600,045	7/25/2025	SSB	$-	$(1,193)	$(1,193)
USD	684,898	EUR	689,369	7/25/2025	SSB	-	(4,471)	(4,471)
USD	101,310,207	GBP	103,080,207	7/25/2025	SSB	-	(1,770,000)	(1,770,000)
USD	194,189,953	EUR	198,579,360	7/25/2025	SSB	-	(4,389,407)	(4,389,407)

						$-	$(6,165,071)	$(6,165,071)

*	All values denominated in USD.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

June 30, 2025

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$48,895,483	$-	$48,895,483
Foreign Convertible Obligations	-	1,637,057	-	1,637,057
Foreign Corporate Obligations	-	230,850,822	-	230,850,822
Foreign Sovereign Obligations	-	35,423,112	-	35,423,112
Asset-Backed Obligations	-	73,546,964	-	73,546,964
U.S. Treasury Obligations	-	63,422,007	-	63,422,007
Short-Term Investments	9,410,367	20,549,666	-	29,960,033

Total Investments in Securities - Assets	$9,410,367	$474,325,111	$-	$483,735,478

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(6,165,071)	$-	$(6,165,071)

Total Financial Derivative Instruments - Liabilities	$-	$(6,165,071)	$-	$(6,165,071)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

CORPORATE OBLIGATIONS - 8.98%

Communications - 3.36%

Telecommunications - 3.36%
AT&T, Inc., 2.900%, Due 12/4/2026	GBP	100,000	$134,243
T-Mobile USA, Inc., 2.250%, Due 2/15/2026		$110,000	108,297
Verizon Communications, Inc., 4.329%, Due 9/21/2028		110,000	110,439

			352,979

Total Communications			352,979

Consumer, Cyclical - 1.31%

Auto Manufacturers - 1.31%
General Motors Financial Co., Inc., 5.150%, Due 8/15/2026A	GBP	100,000	137,500

Financial - 1.94%

Banks - 0.70%
Bank of America Corp., 7.000%, Due 7/31/2028A		50,000	73,503

REITS - 1.24%
Digital Stout Holding LLC, 3.300%, Due 7/19/2029A		100,000	129,862

Total Financial			203,365

Technology - 2.37%

Software - 2.37%
Fidelity National Information Services, Inc., 4.500%, Due 7/15/2025		$130,000	129,995
Fiserv Funding ULC, 2.875%, Due 6/15/2028	EUR	100,000	118,196

			248,191

Total Technology			248,191

Total Corporate Obligations (Cost $896,251)			942,035

FOREIGN CORPORATE OBLIGATIONS - 67.63%

Communications - 6.00%

Media - 1.39%
Arqiva Financing PLC, 7.210%, Due 6/30/2028A	GBP	100,000	145,363

Telecommunications - 4.61%
Deutsche Telekom International Finance BV, 2.500%, Due 10/10/2025A		100,000	136,488
Orange SA, 1.750%, Due 7/15/2028, (5 yr. EUR Swap + 2.100%)A B C	EUR	100,000	111,571
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)A B C		100,000	118,373
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B		100,000	117,372

			483,804

Total Communications			629,167

Consumer, Cyclical - 1.33%

Entertainment - 1.33%
CPUK Finance Ltd., 5.876%, Due 8/28/2027A	GBP	100,000	139,159

Consumer, Non-Cyclical - 1.33%

Food - 1.33%
J Sainsbury PLC, 5.125%, Due 6/29/2030A		100,000	139,053

Financial - 44.39%

Banks - 23.01%
Argenta Spaarbank NV, 5.375%, Due 11/29/2027, (1 yr. EUR Swap + 2.750%)A B	EUR	100,000	122,351

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 67.63% (continued)

Financial - 44.39% (continued)

Banks - 23.01% (continued)
Banco Santander SA, 2.250%, Due 10/4/2032, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	100,000	$129,791
Barclays PLC,
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B		100,000	136,388
8.407%, Due 11/14/2032, (5 yr. U.K. Government Bond + 4.750%)A B	GBP	100,000	146,714
BNP Paribas SA, 2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B		200,000	267,321
BPCE SA, 6.125%, Due 5/24/2029A		100,000	141,969
Credit Agricole SA, 1.874%, Due 12/9/2031, (5 yr. U.K. Government Bond + 1.500%)A B		100,000	131,230
Deutsche Bank AG, 2.129%, Due 11/24/2026, (1 day USD SOFR + 1.870%)B		$150,000	148,473
HSBC Holdings PLC, 8.201%, Due 11/16/2034, (5 yr. U.K. Government Bond + 4.550%)A B	GBP	100,000	151,483
ING Groep NV, 6.250%, Due 5/20/2033, (5 yr. U.K. Government Bond + 2.800%)A B		100,000	140,741
Intesa Sanpaolo SpA, 5.148%, Due 6/10/2030A		100,000	136,085
Lloyds Banking Group PLC, 6.625%, Due 6/2/2033, (5 yr. U.K. Government Bond + 3.100%)A B		100,000	142,173
NatWest Group PLC, 5.642%, Due 10/17/2034, (5 yr. U.K. Government Bond + 2.100%)A B		100,000	138,539
Santander U.K. Group Holdings PLC, 7.098%, Due 11/16/2027, (1 yr. GBP Swap + 2.866%)A B		100,000	141,213
Societe Generale SA, 5.500%, Due 4/13/2029, (1 yr. CMT + 1.200%)A B		$200,000	203,555
Virgin Money U.K. PLC, 5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	137,188

			2,415,214

Insurance - 13.58%
ASR Nederland NV, 3.375%, Due 5/2/2049, (5 yr. EUR Swap + 4.000%)A B	EUR	100,000	116,625
Aviva PLC, 4.375%, Due 9/12/2049, (1 day GBP SONIA + 4.721%)A B	GBP	100,000	132,845
AXA SA, 3.250%, Due 5/28/2049, (3 mo. EURIBOR + 3.200%)A B	EUR	100,000	117,893
BUPA Finance PLC, 5.000%, Due 12/8/2026A	GBP	100,000	137,313
CNP Assurances SACA, 4.750%, Due 6/27/2028, (5 yr. EUR Swap + 3.914%)A B C	EUR	100,000	118,384
NN Group NV, 4.625%, Due 1/13/2048, (3 mo. EURIBOR + 4.950%)A B		100,000	122,212
Pension Insurance Corp. PLC, 5.625%, Due 9/20/2030A	GBP	100,000	136,819
Phoenix Group Holdings PLC, 5.867%, Due 6/13/2029A		100,000	138,735
Real Finance Bonds No. 3 PLC, 6.125%, Due 11/13/2028A		100,000	141,454
Rothesay Life PLC, 8.000%, Due 10/30/2025A		190,000	263,122

			1,425,402

Real Estate - 2.52%
Liberty Living Finance PLC, 3.375%, Due 11/28/2029A		100,000	129,373
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, B2, (1 day GBP SONIA + 4.440%)A B		100,000	135,028

			264,401

Savings & Loans - 5.28%
Coventry Building Society, 5.875%, Due 3/12/2030, (1 yr. U.K. Government Bond + 1.950%)A B		100,000	141,250
Nationwide Building Society, 5.750%, Due 6/20/2027, (5 yr. U.K. Government Bond + 5.625%)A B C		200,000	270,535
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B		100,000	141,900

			553,685

Total Financial			4,658,702

Industrial - 2.66%

Transportation - 1.31%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A		100,000	138,006

Trucking & Leasing - 1.35%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026		100,000	141,354

Total Industrial			279,360

Technology - 1.15%

Software - 1.15%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	121,123

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2025

	Principal Amount		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 67.63% (continued)

Utilities - 10.77%

Electric - 8.24%
EnBW International Finance BV,
3.500%, Due 7/24/2028A	EUR	25,000	$30,356
3.000%, Due 5/20/2029A		70,000	83,320
Iberdrola International BV, 1.450%, Due 11/9/2026, NC6, (5 yr. EUR Swap + 1.832%)A B C		100,000	114,685
NIE Finance PLC, 6.375%, Due 6/2/2026A	GBP	100,000	139,461
SSE PLC, 4.000%, Due 1/21/2028, (5 yr. EUR Swap + 2.696%)A B C	EUR	200,000	237,878
TenneT Holding BV, 4.625%, Due 3/21/2029, (5 yr. EURIBOR ICE Swap + 1.947%)A B C		100,000	119,579
Vattenfall AB, 6.875%, Due 8/17/2083, (5 yr. U.K. Government Bond + 3.059%)A B	GBP	100,000	139,953

			865,232

Gas - 1.23%
APA Infrastructure Ltd., 7.125%, Due 11/9/2083, (5 yr. EURIBOR ICE Swap + 4.098%)A B	EUR	100,000	128,842

Water - 1.30%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A	GBP	100,000	136,460

Total Utilities			1,130,534

Total Foreign Corporate Obligations (Cost $6,549,929)			7,097,098

FOREIGN SOVEREIGN OBLIGATIONS - 7.60%
Bundesobligation,
2.500%, Due 10/11/2029A	EUR	438,000	524,231
2.400%, Due 4/18/2030A		230,000	273,838

Total Foreign Sovereign Obligations (Cost $740,128)			798,069

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.93%
Castell PLC, 5.074%, Due 11/25/2053, 2021-1 A, (1 day GBP SONIA + 0.850%)A B	GBP	14,322	19,669
Holmes Master Issuer PLC, 4.857%, Due 10/15/2072, 2023-2 A1, (1 day GBP SONIA + 0.540%)A B		100,000	137,479
Together Asset-Backed Securitisation PLC, 5.019%, Due 7/12/2063, 2021-1ST1 A, (1 day GBP SONIA + 0.700%)A B		39,296	53,958
Tower Bridge Funding PLC, 6.037%, Due 11/20/2063, 2021-2 D, (1 day GBP SONIA + 1.800%)A B		169,000	232,030
Twin Bridges PLC, 6.339%, Due 3/12/2055, 2021-1 D, (1 day GBP SONIA + 2.100%)A B		130,000	178,879

Total Collateralized Mortgage Obligations (Cost $603,188)			622,015

U.S. TREASURY OBLIGATIONS - 7.74% (Cost $806,578)
U.S. Treasury Notes, 4.000%, Due 3/31/2030		$805,000	812,327

TOTAL INVESTMENTS - 97.88% (Cost $9,596,074)			10,271,544
OTHER ASSETS, NET OF LIABILITIES - 2.12%			222,287

TOTAL NET ASSETS - 100.00%			$10,493,831

Percentages are stated as a percent of net assets.

A Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2025.

C Perpetual maturity. The date shown, if any, is the next call date.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

June 30, 2025

CMT - Constant Maturity Treasury.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on June 30, 2025:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,744,143	EUR	2,758,842	8/4/2025	SSB	$-	$(14,699)	$(14,699)
USD	6,186,263	GBP	6,181,937	8/4/2025	SSB	4,326	-	4,326

						$4,326	$(14,699)	$(10,373)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
SSB	State Street Bank & Trust Co.

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2025, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$942,035	$-	$942,035
Foreign Corporate Obligations	-	7,097,098	-	7,097,098
Foreign Sovereign Obligations	-	798,069	-	798,069
Collateralized Mortgage Obligations	-	622,015	-	622,015
U.S. Treasury Obligations	-	812,327	-	812,327

Total Investments in Securities - Assets	$-	$10,271,544	$-	$10,271,544

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$4,326	$-	$4,326

Total Financial Derivative Instruments - Assets	$-	$4,326	$-	$4,326

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(14,699)	$-	$(14,699)

Total Financial Derivative Instruments - Liabilities	$-	$(14,699)	$-	$(14,699)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended June 30, 2025, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2025

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$278,964,793	$474,325,111	$10,271,544
Investments in affiliated securities, at fair value‡	16,672,588	9,410,367	-
Foreign currency, at fair value^	-	355,349	24,607
Foreign currency deposits with brokers for swaptions contracts, at fair value¤	-	65,860	-
Cash	38,063	-	91,999
Cash with brokers	89,620,390	1,265	-
Dividends and interest receivable	1,634,458	6,781,609	163,391
Receivable for investments sold	167,114	819,828	-
Receivable for fund shares sold	6,218,947	1,911,439	-
Receivable for tax reclaims	-	55,485	105
Receivable for expense reimbursement (Note 2)	52,067	105,711	30,498
Unrealized appreciation from forward foreign currency contracts	-	-	4,326
Prepaid expenses	412,665	97,485	30,642

Total assets	393,781,085	493,929,509	10,617,112

Liabilities:
Payable for investments purchased	756,000	5,029,794	13
Payable for fund shares redeemed	66,342	1,124,143	-
Securities sold short, at fair value±	94,097,181	-	-
Written options contracts, at fair value (premiums received $54,977, $0, and $0, respectively)	54,375	-	-
Dividends payable	-	69	-
Dividends and interest expense payable	56,331	-	-
Management and sub-advisory fees payable (Note 2)	191,589	250,493	4,603
Service fees payable (Note 2)	1,515	14,812	1,295
Transfer agent fees payable (Note 2)	40,490	31,976	1,409
Custody and fund accounting fees payable	38,618	74,400	28,667
Professional fees payable	64,139	88,762	68,428
Trustee fees payable (Note 2)	279	527	15
Payable for prospectus and shareholder reports	11,720	16,005	2,563
Unrealized depreciation from forward foreign currency contracts	-	6,165,071	14,699
Other liabilities	1,052	1,885	1,589

Total liabilities	95,379,631	12,797,937	123,281

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$298,401,454	$481,131,572	$10,493,831

Analysis of net assets:
Paid-in-capital	$298,735,618	$519,745,964	$11,038,690
Total distributable earnings (deficits)A	(334,164)	(38,614,392)	(544,859)

Net assets	$298,401,454	$481,131,572	$10,493,831

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

June 30, 2025

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	2,668,855	1,574,230	N/A

Y Class	26,633,649	49,632,807	973,664

Investor Class	228,121	314,695	N/A

A Class	N/A	2,131,302	35,439

C Class	N/A	1,132,710	171,778

R6 Class	N/A	N/A	3,539

Net assets:
R5 Class	$27,017,561	$13,937,326	N/A

Y Class	$269,076,278	$436,296,974	$8,695,591

Investor Class	$2,307,615	$2,723,160	N/A

A Class	N/A	$18,428,028	$312,660

C Class	N/A	$9,746,084	$1,454,586

R6 Class	N/A	N/A	$30,994

Net asset value, offering and redemption price per share:
R5 Class	$10.12	$8.85	N/A

Y Class	$10.10	$8.79	$8.93

Investor Class	$10.12	$8.65	N/A

A Class	N/A	$8.65	$8.82

A Class (offering price)	N/A	$8.99	$9.05

C Class	N/A	$8.60	$8.47

R6 Class	N/A	N/A	$8.76

† Cost of investments in unaffiliated securities	$262,931,871	$446,994,765	$9,596,074
‡ Cost of investments in affiliated securities	$16,672,588	$9,410,367	$-
¤ Cost of foreign currency deposits with broker for swaptions contracts	$-	$67,341	$-
^ Cost of foreign currency	$-	$359,044	$24,553
± Proceeds of securities sold short	$77,700,899	$-	$-

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the year ended June 30, 2025

	SSI Alternative Income Fund	TwentyFour Strategic Income Fund	TwentyFour Sustainable Short Term Bond Fund
Investment income:
Dividend income from unaffiliated securities	$965,210	$213,007	$-
Dividend income from affiliated securities (Note 2)	1,012,913	589,941	-
Interest income (net of foreign taxes)†	7,710,793	20,030,041	437,922
Interest income from short securities held at broker	2,724,839	-	-
Other income	-	1,465	3

Total investment income	12,413,755	20,834,454	437,925

Expenses:
Management and sub-advisory fees (Note 2)	2,787,516	2,482,766	56,530
Transfer agent fees (Note 2):
R5 Class	1,225	4,604	-
Y Class	178,121	297,164	9,340
Investor Class	1,478	1,486	-
A Class	-	580	7
C Class	-	339	11
R6 Class	-	-	16
Custody and fund accounting fees	98,921	188,838	70,060
Professional fees	96,827	147,719	69,027
Registration fees and expenses	55,715	123,137	65,387
Service fees (Note 2):
Investor Class	15,566	7,947	-
A Class	-	22,839	290
C Class	-	4,694	363
Distribution fees (Note 2):
A Class	-	36,393	288
C Class	-	80,865	12,037
Prospectus and shareholder report expenses	39,693	59,513	12,072
Trustee fees (Note 2)	20,345	35,094	995
Prime broker fees	554,263	-	-
Dividends and interest on securities sold short	368,815	-	-
Loan interest expense (Note 2)	-	-	35
Line of credit interest expense (Note 9)	1,860	2,967	109
Other expenses	15,708	63,591	13,403

Total expenses	4,236,053	3,560,536	309,970

Net fees waived and expenses (reimbursed) (Note 2)	(251,815)	(489,435)	(240,034)
Net sub-advisory fees waived (Note 2)	(945,671)	-	-

Net expenses	3,038,567	3,071,101	69,936

Net investment income	9,375,188	17,763,353	367,989

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	6,376,366	29,928	55,803
Swaptions contracts	-	(209,498)	-
Foreign currency transactions	-	(1,702,190)	13,858
Forward foreign currency contracts	-	(15,932,222)	(671,041)
Swap agreements	-	(2,054)	-
Short sales	(755,648)	-	-
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	17,148,576	33,473,780	907,950
Foreign currency transactions	-	223,153	8,124
Forward foreign currency contracts	-	(6,476,312)	(56,287)
Written options	602	-	-
Short sales	(13,940,672)	-	-

Net gain from investments	8,829,224	9,404,585	258,407

Net increase in net assets resulting from operations	$18,204,412	$27,167,938	$626,396

† Foreign taxes	$77	$-	$1,002

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$9,375,188	$5,889,562	$17,763,353	$7,840,737
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swaptions contracts, swap agreements, and short sales	5,620,718	1,375,327	(17,816,036)	(2,333,292)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options, and short sales	3,208,506	1,768,542	27,220,621	11,761,615

Net increase in net assets resulting from operations	18,204,412	9,033,431	27,167,938	17,269,060

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,568,173)	(1,186,736)	(607,463)	(361,957)
Y Class	(7,778,664)	(6,809,234)	(14,741,061)	(4,059,045)
Investor Class	(173,589)	(178,530)	(88,955)	(423,786)
A Class	-	-	(629,852)	(258,051)
C Class	-	-	(298,732)	(193,390)
Tax return of capital:
R5 Class	-	-	(25,403)	(130,391)
Y Class	-	-	(764,424)	(2,076,811)
Investor Class	-	-	(4,701)	(37,601)
A Class	-	-	(32,429)	(88,948)
C Class	-	-	(14,207)	(52,951)

Net distributions to shareholders	(9,520,426)	(8,174,500)	(17,207,227)	(7,682,931)

Capital share transactions (Note 10):
Proceeds from sales of shares	209,183,901	104,499,122	321,845,471	154,115,522
Reinvestment of dividends and distributions	8,767,581	6,837,309	16,989,247	7,434,799
Cost of shares redeemed	(104,265,459)	(38,762,087)	(98,300,971)	(50,163,728)

Net increase in net assets from capital share transactions	113,686,023	72,574,344	240,533,747	111,386,593

Net increase in net assets	122,370,009	73,433,275	250,494,458	120,972,722

Net assets:
Beginning of year	176,031,445	102,598,170	230,637,114	109,664,392

End of year	$298,401,454	$176,031,445	$481,131,572	$230,637,114

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	TwentyFour Sustainable Short Term Bond Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$367,989	$437,481
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, swaptions contracts, swap agreements, and short sales	(601,380)	(101,573)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, written options, and short sales	859,787	575,145

Net increase in net assets resulting from operations	626,396	911,053

Distributions to shareholders:
Total retained earnings:
Y Class	-	-
A Class	-	-
C Class	-	-
R6 Class	-	-
Tax return of capital:
Y Class	(353,713)	(318,242)
A Class	(4,349)	(4,316)
C Class	(49,439)	(23,906)
R6 Class	(1,235)	(136,008)

Net distributions to shareholders	(408,736)	(482,472)

Capital share transactions (Note 10):
Proceeds from sales of shares	4,366,486	8,184,872
Reinvestment of dividends and distributions	400,941	341,221
Cost of shares redeemed	(5,100,264)	(14,181,375)

Net (decrease) in net assets from capital share transactions	(332,837)	(5,655,282)

Net (decrease) in net assets	(115,177)	(5,226,701)

Net assets:
Beginning of year	10,609,008	15,835,709

End of year	$10,493,831	$10,609,008

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of June 30, 2025, the Trust consists of twenty-seven active series, three of which are presented in this filing: American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280); Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Funds acts as the Funds’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds’ as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third-party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The SSI Alternative Income Fund distributes most of all of its net investment income on a monthly basis. The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with SSI Investment Management LLC and TwentyFour Asset Management (US) LP (the “Sub-Advisors”) pursuant to

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

which the Funds have agreed to pay annualized sub-advisory fees that are calculated and accrued daily based on each Fund’s average daily net assets according to the following schedule:

SSI Alternative Income Fund

First $300 million	0.95%
Over $300 million	0.85%

TwentyFour Strategic Income Fund

First $1 billion	0.32%
Over $1 billion	0.27%

TwentyFour Sustainable Short Term Bond Fund

First $200 million	0.20%
Next $200 million	0.185%
Next $700 million	0.175%
Over $1.1 billion	0.17%

Effective December 20, 2022, the Sub-Advisor to the SSI Alternative Income Fund has contractually agreed to waive a portion of its sub-advisory fee equal to 0.44% of the SSI Alternative Income Fund’s average daily net assets managed by the Sub-Advisor through October 31, 2024. On December 29, 2023, the Sub-Advisor contractually agreed to extend the waiver agreement through December 31, 2025. The contractual fee waiver by the Sub-Advisor can be modified only in the discretion and with the approval of a majority of the Board. For the year ended June 30, 2025, the Sub-Advisor waived $945,671 of its sub-advisory fees.

The Management and Sub-Advisory Fees paid by each Fund for the year ended June 30, 2025 were as follows:

SSI Alternative Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$752,238
Sub-Advisory Fees	0.95%	2,035,278

Total	1.30%	$2,787,516

TwentyFour Strategic Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$1,296,967
Sub-Advisory Fees	0.32%	1,185,799

Total	0.67%	$2,482,766

TwentyFour Sustainable Short Term Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$35,974
Sub-Advisory Fees	0.20%	20,556

Total	0.55%	$56,530

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the TwentyFour Strategic Income Fund and the TwentyFour Sustainable Short Term

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Bond Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended June 30, 2025, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SSI Alternative Income	$176,564
TwentyFour Strategic Income	287,081
TwentyFour Sustainable Short Term Bond	8,933

As of June 30, 2025, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SSI Alternative Income	$20,443
TwentyFour Strategic Income	28,745
TwentyFour Sustainable Short Term Bond	696

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds listed below held the following shares with a June 30, 2025 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	June 30, 2025 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	June 30, 2025 Fair Value
U.S. Government Money Market Select	Direct	SSI Alternative Income	$16,672,588	$-	$-	$1,012,913	$16,672,588
U.S. Government Money Market Select	Direct	TwentyFour Strategic Income	9,410,367	-	-	589,941	9,410,367

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended June 30, 2025, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SSI Alternative Income	$23,031
TwentyFour Strategic Income	13,057

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended June 30, 2025, the TwentyFour Sustainable Short Term Bond Fund borrowed on average $71,093 for 3 days at an average interest rate of 5.57% with interest charges of $35. These amounts are recorded as “Loan interest expense” in the Statements of Operations. For the year ended June 30, 2025, the SSI Alternative Income Fund and TwentyFour Strategic Income Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. For the year ended June 30, 2025, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	7/1/2024 - 10/31/2024	11/1/2024 - 6/30/2025	Reimbursed Expenses	(Recouped) Expenses
SSI Alternative Income	R5	0.92%	0.92%	$30,805	$-	2027-2028
SSI Alternative Income	Y	0.99%	0.99%	213,740	-	2027-2028
SSI Alternative Income	Investor	1.24%	1.24%	7,270	-	2027-2028
TwentyFour Strategic Income	R5	0.72%	0.72%	19,621	-	2027-2028
TwentyFour Strategic Income	Y	0.80%	0.80%	420,798	-	2027-2028
TwentyFour Strategic Income	Investor	1.09%	1.09%	4,090	-	2027-2028
TwentyFour Strategic Income	A	1.00%	1.00%	36,182	-	2027-2028
TwentyFour Strategic Income	C	1.79%	1.79%	8,744	-	2027-2028
TwentyFour Sustainable Short Term Bond	Y	0.57%	0.57%	208,176	-	2027-2028
TwentyFour Sustainable Short Term Bond	A	0.87%	0.87%	2,830	-	2027-2028
TwentyFour Sustainable Short Term Bond	C	1.48%	1.48%	28,299	-	2027-2028
TwentyFour Sustainable Short Term Bond	R6	0.47%	0.47%	729	-	2027-2028

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Of the above amounts, $52,067, $105,711, and $30,498 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at June 30, 2025 for the SSI Alternative Income Fund, TwentyFour Strategic Income Fund, and TwentyFour Sustainable Short Term Bond Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/ reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2027 and 2028. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SSI Alternative Income	$-	$-	$16,937	2024-2025
SSI Alternative Income	-	115,232	-	2025-2026
SSI Alternative Income	-	192,445	-	2026-2027
TwentyFour Strategic Income	-	-	307,340	2024-2025
TwentyFour Strategic Income	-	325,416	-	2025-2026
TwentyFour Strategic Income	-	307,596	-	2026-2027
TwentyFour Sustainable Short Term Bond	-	-	234,153	2024-2025
TwentyFour Sustainable Short Term Bond	-	190,316	-	2025-2026
TwentyFour Sustainable Short Term Bond	-	217,433	-	2026-2027

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of June 30, 2025, based on management’s evaluation of the shareholder account base, one account has been identified as representing an unaffiliated significant ownership of approximately 8% for the SSI Alternative Income Fund.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended June 30, 2025, RID collected $5,732 for TwentyFour Strategic Income Fund from the sale of A Class Shares. There were no Class A sales charges collected for the TwentyFour Sustainable Short Term Bond Fund.

Effective July 1, 2024, a CDSC of 1.00% will be deducted with respect to A Class Shares of the TwentyFour Strategic Income Fund on certain purchases of $500,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. A CDSC of 0.50% will be deducted with respect to the A Class Shares of the TwentyFour Sustainable Short Term Bond Fund on certain purchases of $250,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be based on the market value of the redeemed shares at the time of redemption or the original purchase price, whatever is lower. During the year ended June 30, 2025, there were no CDSC fees collected for the A Class Shares of the TwentyFour Strategic Income Fund or TwentyFour Sustainable Short Term Bond Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original

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Notes to Financial Statements

June 30, 2025

purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended June 30, 2025, CDSC fees of $2,630 were collected for the C Class Shares of TwentyFour Strategic Income Fund. There were no CDSC fees collected for the Class C Shares of the TwentyFour Sustainable Short Term Bond Fund

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $150,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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Notes to Financial Statements

June 30, 2025

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

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Notes to Financial Statements

June 30, 2025

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the

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Notes to Financial Statements

June 30, 2025

“Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Asset-Backed and Mortgage-Related Securities

ABS are fractional interests in pools of loans, receivables or other assets. They are issued by trusts or other special purpose vehicles and are collateralized by the loans, receivables or other assets that make up the pool. The trust or other issuer passes the income from the underlying asset pool to the investor. A Fund, the Manager, and the sub-advisor do not select the loans or other assets that are included in the collateral backing those pools.

A Fund may also invest in debt obligations of U.S. Government-sponsored enterprises, including Fannie Mae, Freddie Mac, FFCB and the Tennessee Valley Authority. Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac are supported by the issuers’ right to borrow from the U.S. Treasury, the discretionary authority of the U.S. Treasury to lend to the issuers. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may invest in ABS and mortgage-related securities, including CMOs and mortgage-related securities issued by private organizations which are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities Fannie Mae, a government sponsored corporation owned entirely by private stockholders,

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Notes to Financial Statements

June 30, 2025

and Freddie Mac, a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. Mortgage-related securities are pools created by non-governmental issuers generally offering a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/ subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are therefore more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. In

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Notes to Financial Statements

June 30, 2025

addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates may be prepaid by their issuers, thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, a Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle a Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Floating Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

Foreign Debt Securities

The TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund may each invest a significant portion of its assets in a particular geographic region or country. The TwentyFour Strategic Income Fund may invest significantly in emerging markets and may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to

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Notes to Financial Statements

June 30, 2025

promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

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Notes to Financial Statements

June 30, 2025

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended June 30, 2025 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could

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Notes to Financial Statements

June 30, 2025

invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the government money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

Short Sales

The SSI Alternative Income Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the dividends and interest payable on such securities, if any, are reflected as a liability. The Fund is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2025, short positions were held by the Fund and are disclosed in the Schedule of Investments. For the same period herein, securities pledged as collateral for short sales are disclosed in the Fund’s Schedule of Investments, and cash collateral for short sales are reflected as “Cash with brokers” on the Statements of Assets and Liabilities.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. Variable and

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June 30, 2025

floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

A Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates, a Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

5. Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Options Contracts

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price, in the case of a call option, or to pay the exercise price upon delivery of the underlying security or currency, in the case of a put option. An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

During the year ended June 30, 2025, the SSI Alternative Income Fund and TwentyFour Strategic Income Fund purchased/sold options and swaptions primarily for hedging.

Average Option Notional Amounts Outstanding Year Ended June 30, 2025
Fund	Purchased Contracts	Written Contracts
SSI Alternative Income	$-	$792
TwentyFour Strategic Income Fund	23,566,154	-

Straddle Options

The Funds may enter into differing forms of straddle options. A straddle is an investment strategy that uses combinations of options that allow a Fund to profit based on the future price movements of the underlying security, regardless of the direction of those movements. A written straddle involves simultaneously writing a call option and a put option on the same security with the same strike price and expiration date. The written straddle increases in value when the underlying security price has little volatility before the expiration date. A purchased straddle involves simultaneously purchasing a call option and a put option on the same security with the same strike price and expiration date. The purchased straddle increases in value when the underlying security price has high volatility, regardless of direction, before the expiration date.

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Notes to Financial Statements

June 30, 2025

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the year ended June 30, 2025, the TwentyFour Strategic Income Fund and TwentyFour Sustainable Short Term Bond Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each month end.

Average Forward Foreign Currency Notional Amounts Outstanding Year Ended June 30, 2025
Fund	Purchased Contracts	Sold Contracts
TwentyFour Strategic Income	$–	$236,393,966
TwentyFour Sustainable Short Term Bond	287,644	10,445,633

Swap Agreements

A swap is a transaction in which a Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) or the performance of specified securities or indices based on a specified amount (the "notional" amount). Nearly any type of derivative, including forward contracts, can be structured as a swap.

Swap agreements can be structured to provide exposure to a variety of different types of investments or market factors. For example, in an interest rate swap, fixed-rate payments may be exchanged for floating rate payments; in a currency swap, U.S. dollar-denominated payments may be exchanged for payments denominated in a foreign currency; and in a total return swap, payments tied to the investment return on a particular asset, group of assets or index may be exchanged for payments that are effectively equivalent to interest payments or for payments tied to the return on another asset, group of assets, or index. Swaps may have a leverage component, and adverse changes in the value or level of the underlying asset, reference rate or index can result in gains or losses that are substantially greater than the amount invested in the swap itself.

Some swaps currently are, and more in the future will be, centrally cleared. Swaps that are centrally-cleared are exposed to the creditworthiness of the clearing organizations (and, consequently, that of their members – generally, banks and broker-dealers) involved in the transaction. For example, an investor could lose margin payments it has deposited with the clearing organization as well as the net amount of gains not yet paid by the clearing organization if it breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the clearing organization, the investor may be able to recover only a

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Notes to Financial Statements

June 30, 2025

portion of the net amount of gains on its transactions and of the margin owed to it, potentially resulting in losses to the investor.

Swaps that are not centrally cleared involve the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. To mitigate this risk, a Fund will only enter into swap agreements with counterparties considered by a sub-advisor to present minimum risk of default and a Fund normally obtains collateral to secure its exposure. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the swap agreement, may have an adverse impact on the creditworthiness of a counterparty.

The centrally cleared and OTC swap agreements into which a Fund enters normally provide for the obligations of a Fund and its counterparty in the event of a default or other early termination to be determined on a net basis. Similarly, periodic payments on a swap transaction that are due by each party on the same day normally are netted. A Fund may be required to pledge collateral to secure its obligations under a swap.

Interest Rate Swap Agreements

The TwentyFour Strategic Income Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the year ended June 30, 2025, the TwentyFour Strategic Income Fund did not enter into any interest rate swaps.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SSI Alternative Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts outstanding	$-	$-	$-	$-	$(54,375)	$(54,375)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Written options contracts	$-	$-	$-	$-	$602	$602

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Notes to Financial Statements

June 30, 2025

TwentyFour Strategic Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(6,165,071)	$-	$-	$-	$(6,165,071)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(15,932,222)	$-	$-	$-	$(15,932,222)
Swap agreements	-	-	-	(2,054)	-	(2,054)
Swaptions contracts	-	-	-	(209,498)	-	(209,498)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(6,476,312)	$-	$-	$-	$(6,476,312)

TwentyFour Sustainable Short Term Bond Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$4,326	$-	$-	$-	$4,326

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(14,699)	$-	$-	$-	$(14,699)

The effect of financial derivative instruments on the Statements of Operations as of June 30, 2025:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(671,041)	$-	$-	$-	$(671,041)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$(56,287)	$-	$-	$-	$(56,287)

(1) See Note 3 in the Notes to Financial Statements for additional information.

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Notes to Financial Statements

June 30, 2025

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") with counterparties govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty.

As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements ("Master Forward Agreements") govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2025.

SSI Alternative Income Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Written Options Contracts	$-	$54,375

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$54,375

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(54,375)

TwentyFour Strategic Income Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$6,165,071

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$6,165,071

Total derivative assets and liabilities subject to an MNA	$-	$6,165,071

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Notes to Financial Statements

June 30, 2025

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2025:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$6,165,071	$-	$-	$-	$6,165,071

TwentyFour Sustainable Short Term Bond Fund

Offsetting of Financial and Derivative Assets as of June 30, 2025:
	Assets	Liabilities
Forward Foreign Currency Contracts	$4,326	$14,699

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,326	$14,699

Total derivative assets and liabilities subject to an MNA	$4,326	$14,699

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2025:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$4,326	$(4,326)	$-	$-	$-

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
State Street Bank & Trust Co.	$14,699	$(4,326)	$-	$-	$10,373

6. Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, interest rate risk, prepayment risk and extension risk. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain Mortgage-Backed Securities (“MBS”) and ABS securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Because prepayments increase when interest rates fall, the prices of MBS and ABS do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage and other loans. A decreased rate of prepayments lengthens the expected maturity of MBS and ABS. Therefore, the prices of MBS and ABS may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Fund that holds these types of securities, may experience additional volatility and losses. A decline in the credit quality of and defaults by the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could

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Notes to Financial Statements

June 30, 2025

result in losses to a Fund. In addition, certain asset-backed and mortgage related securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.

Callable Securities Risk

The SSI Alternative Income Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.

Convertible Securities Risk

The value of a convertible security typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered "junior" securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and the Fund could lose its entire investment. In addition, because companies that issue convertible securities may be small- or mid-cap companies, to the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, a Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or "interdealer" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of "exchange-based" markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a

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Notes to Financial Statements

June 30, 2025

counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as "junk bonds"). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments. Foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, and may be affected by the imposition of currency controls or political developments in the U.S. or abroad. As a result, the Funds’ exposure to foreign currencies may reduce the returns of a Fund. Foreign currencies may decline in value relative to the U.S. dollar and other currencies and thereby affect the Funds’ investments. In addition, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency derivatives may not always work as intended, and in specific cases, a Fund may be worse off than if it had not used such instrument(s). In the case of hedging positions, the U.S. dollar or other currency may decline in value relative to the foreign currency that is being hedged and thereby affect a Fund’s investments. There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, a Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative

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Notes to Financial Statements

June 30, 2025

instruments to obtain economic exposure to an issuer without directly holding its securities. Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil. A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Environmental, Social, and/or Governance Investing Risk

A Fund’s incorporation of environmental, social and/or governance ("ESG") considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the ESG investment considerations used by a Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund’s ESG investment considerations may also affect a Fund’s exposure to certain sectors

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or types of investments, which may impact a Fund’s relative investment performance depending on the performance of issuers in those sectors relative to issuers in the broader market. A Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. A Fund may underperform funds that do not incorporate these considerations. A Fund’s sub-advisor is dependent on available information to assist in the use of ESG investment considerations, and, because there are few generally accepted standards to use in such considerations, the information and considerations used for a Fund may differ from the information and considerations used for other funds. The limited availability of such information, as well as errors in or omissions from such information could result in incorrect evaluations of potential investments. There is no guarantee that a Fund’s efforts to select investments that meet a Fund’s ESG investing considerations will be successful.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase a Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Funds’ annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Funds could also result in increased realized net capital gains, distributions of which are taxable to the Funds’ shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

High-Yield Bond Risk

Exposure to high-yield securities (commonly referred to as "junk bonds") generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price a Fund desires. High yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that issuers of lower-rated

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securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case a Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities. Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of a Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to a Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of a Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of a Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve

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System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by a Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on a Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. A Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

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Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

To the extent that the Funds invest in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If the Funds invest in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current

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cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; imposition of tariffs and resulting impacts on global prices and supply chains; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time. Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in

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eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to a Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Funds’ ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Short Position Risk

The SSI Alternative Income Fund’s short positions are speculative and are subject to special risks. A short position involves the sale by a Fund of a security that it does not own. A Fund then intends to purchase the same security at a later date at a lower price. A Fund may enter into a short position through a forward commitment, a futures contract, an option, or a swap agreement. If the price of the security or derivative has increased during the time a Fund holds the short position, then a Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to the third party. Therefore, short positions involve the risk that losses may be exaggerated, and that the Fund may lose more money than the actual cost of the investment. A Fund’s losses are potentially unlimited in a short position because the price appreciation of the security that a Fund is required to purchase is unlimited. There can be no assurance that the securities necessary to cover the short position will be available for purchase by a Fund. In addition, purchasing securities to close out the short position can itself cause the price of the relevant securities to rise further, thereby increasing any loss incurred by a Fund. Furthermore, a Fund may be forced to close out a short position prematurely if a counterparty from which a Fund borrowed securities demands their return, resulting in a loss on what might otherwise have been a profitable position. Short positions also include greater reliance on a sub-advisor’s ability to accurately anticipate the future value of a security or instrument. A Fund may invest the proceeds of a short sale, and therefore, be subject to the effect of leverage, in that short selling amplifies changes in a Fund’s NAV since it increases the exposure of a Fund to the market and may increase losses and the volatility of returns. If such instruments are traded over-the-counter, there is the risk that the counterparty may fail to honor its contract terms, causing a loss to a Fund.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A

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governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Sustainable Investing Risk

The TwentyFour Sustainable Short Term Bond Fund’s incorporation of sustainable investing considerations, including criteria as determined by the sub-advisor, in its investment strategy may cause it to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the sustainable investment considerations used by the Fund will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may not be able to take advantage of certain investment opportunities due to these considerations, which may adversely affect investment performance. The Fund may underperform funds that do not incorporate these considerations. The sub-advisor uses sustainability research and/or ratings information provided by one or more third parties in performing this analysis and considering sustainability risks. As there are few generally accepted standards to use in such considerations, the information and considerations used for the Fund may differ from the information and consideration used for other funds.

Swaptions Risk

Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called "rolling," and the Fund may incur costs to "roll" swaption contracts.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to a Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association ("Ginnie Mae"); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse

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impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended June 30, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other expenses" on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

The tax character of distributions paid were as follows:

	SSI Alternative Income Fund		TwentyFour Strategic Income Fund		TwentyFour Sustainable Short Term Bond Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Distributions paid from:
Ordinary income*
R5 Class	$1,568,173	$1,186,736	$607,463	$361,957	$-	$-
Y Class	7,778,664	6,809,234	14,741,061	4,059,045	-	-
Investor Class	173,589	178,530	88,955	423,786	-	-
A Class	-	-	629,852	258,051	-	-
C Class	-	-	298,732	193,390	-	-
R6 Class	-	-	-	-	-	-
Return of Capital
R5 Class	-	-	25,403	130,391	-	-
Y Class	-	-	764,424	2,076,811	353,713	318,242
Investor Class	-	-	4,701	37,601	-	-
A Class	-	-	32,429	88,948	4,349	4,316
C Class	-	-	14,207	52,951	49,439	23,906
R6 Class	-	-	-	-	1,235	136,008

Total distributions paid	$9,520,426	$8,174,500	$17,207,227	$7,682,931	$408,736	$482,472

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of June 30, 2025, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SSI Alternative Income	$280,467,666	$20,106,947	$(21,277,935)	$(1,170,988)
TwentyFour Strategic Income	457,175,061	28,666,087	(1,897,219)	26,768,868
TwentyFour Sustainable Short Term Bond	9,616,230	682,681	(19,442)	663,239

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
SSI Alternative Income	$(1,170,988)	$2,594,938	$-	$(1,758,114)	$-	$(334,164)
TwentyFour Strategic Income	26,768,868	-	-	(65,383,262)	2	(38,614,392)
TwentyFour Sustainable Short Term Bond	663,239	-	-	(1,208,097)	(1)	(544,859)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, income realized for tax purposes from contingent payment debt instruments, the tax deferral of losses from straddles, deemed distributions from convertible obligations, late year loss deferrals, unused capital losses, premium amortization and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

Accordingly, the following amounts represent current year permanent differences derived from organization costs and net operating losses as of June 30, 2025:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
SSI Alternative Income	$4,619	$(4,619)
TwentyFour Strategic Income	-	-
TwentyFour Sustainable Short Term Bond	(142,248)	142,248

Under the Regulated Investment Company Modernization Act of 2010 ("RIC MOD"), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of June 30, 2025, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SSI Alternative Income	$-	$1,758,114
TwentyFour Strategic Income	10,667,943	32,593,555
TwentyFour Sustainable Short Term Bond	119,540	563,583

During the year ended June 30, 2025, SSI Alternative Income Fund utilized $5,080,328 long-term capital loss carryforwards. For TwentyFour Sustainable Short Term Bond Fund and SSI Alternative Income Fund, the ability to utilize capital loss carryforwards in the future could be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds are permitted for tax purposes to defer into the next fiscal year qualified late year losses. Qualified late year capital losses are net losses incurred after October 31 through the Fund’s fiscal year end, June 30, 2025. Qualified late year ordinary losses are specified losses generally incurred after October 31 through the end of the Fund’s fiscal year end, June 30, 2025. For the period ending June 30, 2025, TwentyFour Strategic Income deferred $22,121,764 ordinary loss and TwentyFour Sustainable Short Term Bond deferred $524,974 ordinary loss to July 1, 2025.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended June 30, 2025 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
SSI Alternative Income	$266,964,453	$-	$220,858,180	$-
TwentyFour Strategic Income	333,531,359	134,982,489	161,352,126	97,027,548
TwentyFour Sustainable Short Term Bond	4,686,623	2,960,789	5,224,157	2,685,708

A summary of the Funds’ transactions in the USG Select Fund for the year ended June 30, 2025 were as follows:

Fund	Type of Transaction	June 30, 2024 Shares/Fair Value	Purchases	Sales	June 30, 2025 Shares/Fair Value
SSI Alternative Income	Direct	$26,876,633	$204,003,595	$214,207,640	$16,672,588
TwentyFour Strategic Income	Direct	3,501,286	250,246,495	244,337,414	9,410,367

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

9. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended June 30, 2025, the Funds did not utilize these facilities.

10. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended June 30,
	2025		2024
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	572,326	$5,693,520	4,258,589	$40,788,721
Reinvestment of dividends	87,145	865,143	33,910	326,811
Shares redeemed	(1,868,858)	(18,684,299)	(437,413)	(4,215,493)

Net increase (decrease) in shares outstanding	(1,209,387)	$(12,125,636)	3,855,086	$36,900,039

	Y Class
	Year Ended June 30,
	2025		2024
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	20,116,682	$201,245,889	6,490,515	$62,542,083
Reinvestment of dividends	778,482	7,728,849	663,802	6,331,968
Shares redeemed	(8,228,048)	(82,260,683)	(3,598,946)	(34,408,065)

Net increase in shares outstanding	12,667,116	$126,714,055	3,555,371	$34,465,986

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

	Investor Class
	Year Ended June 30,
	2025		2024
SSI Alternative Income Fund	Shares	Amount	Shares	Amount
Shares sold	224,569	$2,244,492	122,441	$1,168,318
Reinvestment of dividends	17,458	173,589	18,676	178,530
Shares redeemed	(328,760)	(3,320,477)	(14,468)	(138,529)

Net increase (decrease) in shares outstanding	(86,733)	$(902,396)	126,649	$1,208,319

	R5 Class
	Year Ended June 30,
	2025		2024
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	439,662	$3,838,435	581,709	$4,869,717
Reinvestment of dividends	65,494	571,436	59,722	492,348
Shares redeemed	(282,672)	(2,462,093)	(260,194)	(2,184,010)

Net increase in shares outstanding	222,484	$1,947,778	381,237	$3,178,055

	Y Class
	Year Ended June 30,
	2025		2024
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	34,419,136	$298,884,408	17,128,599	$142,887,676
Reinvestment of dividends	1,769,796	15,349,101	715,745	5,888,170
Shares redeemed	(10,442,204)	(90,656,121)	(4,178,245)	(34,091,779)

Net increase in shares outstanding	25,746,728	$223,577,388	13,666,099	$114,684,067

	Investor Class
	Year Ended June 30,
	2025		2024
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	197,832	$1,690,131	115,381	$933,891
Reinvestment of dividends	10,963	93,656	57,679	461,387
Shares redeemed	(75,919)	(648,772)	(1,281,356)	(10,536,544)

Net increase (decrease) in shares outstanding	132,876	$1,135,015	(1,108,296)	$(9,141,266)

	A Class
	Year Ended June 30,
	2025		2024
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,427,686	$12,198,213	468,675	$3,766,847
Reinvestment of dividends	77,579	662,212	42,920	346,700
Shares redeemed	(340,383)	(2,906,372)	(194,365)	(1,580,332)

Net increase in shares outstanding	1,164,882	$9,954,053	317,230	$2,533,215

	C Class
	Year Ended June 30,
	2025		2024
TwentyFour Strategic Income Fund	Shares	Amount	Shares	Amount
Shares sold	615,031	$5,234,284	204,422	$1,657,391
Reinvestment of dividends	36,804	312,842	30,693	246,194
Shares redeemed	(191,305)	(1,627,613)	(218,008)	(1,771,063)

Net increase in shares outstanding	460,530	$3,919,513	17,107	$132,522

	Y Class
	Year Ended June 30,
	2025		2024
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	339,420	$2,998,297	874,496	$7,569,523
Reinvestment of dividends	39,398	347,248	36,699	315,063
Shares redeemed	(520,548)	(4,595,505)	(617,521)	(5,358,933)

Net increase (decrease) in shares outstanding	(141,730)	$(1,249,960)	293,674	$2,525,653

American Beacon FundsSM

Notes to Financial Statements

June 30, 2025

	A Class
	Year Ended June 30,
	2025		2024
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	38,090	$333,179	16,732	$142,619
Reinvestment of dividends	491	4,298	330	2,813
Shares redeemed	(8,193)	(71,625)	(27,018)	(231,553)

Net increase (decrease) in shares outstanding	30,388	$265,852	(9,956)	$(86,121)

	C Class
	Year Ended June 30,
	2025		2024
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	122,865	$1,035,000	57,035	$472,730
Reinvestment of dividends	5,874	49,395	2,821	23,345
Shares redeemed	(51,456)	(433,134)	(28,953)	(238,889)

Net increase in shares outstanding	77,283	$651,261	30,903	$257,186

	R6 Class
	Year Ended June 30,
	2025		2024
TwentyFour Sustainable Short Term Bond Fund	Shares	Amount	Shares	Amount
Shares sold	2	$10	-	$-
Reinvestment of dividends	-	-	-	-
Shares redeemed	-	-	(967,964)	(8,352,000)

Net increase (decrease) in shares outstanding	2	$10	(967,964)	$(8,352,000)

11. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$9.70		$9.66		$9.29		$11.15		$10.15

Income (loss) from investment operations:
Net investment income	0.45	A	0.55		0.31		0.38		0.16
Net gains (losses) on investments (both realized and unrealized)	0.43		0.18		0.21		(0.95)		1.18

Total income (loss) from investment operations	0.88		0.73		0.52		(0.57)		1.34

Less distributions:
Dividends from net investment income	(0.46)		(0.69)		(0.15)		(0.21)		(0.26)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)

Total distributions	(0.46)		(0.69)		(0.15)		(1.29)		(0.34)

Net asset value, end of period	$10.12		$9.70		$9.66		$9.29		$11.15

Total returnB	9.21%		7.90%		5.65%		(5.85)%		13.33%

Ratios and supplemental data:
Net assets, end of period	$27,017,561		$37,631,052		$223,692		$281,521		$109,650
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.87%		1.76%		1.90%		1.64%		1.93%
Expenses, net of reimbursements and/or recoupments	1.33	%C	1.18	%C	1.60	%C D	1.64	%C	1.89	%C
Net investment income, before expense reimbursements and/or recoupments	3.93%		4.41%		3.18%		1.47%		1.43%
Net investment income, net of reimbursements and/or recoupments	4.47%		4.99%		3.48%		1.47%		1.47%
Portfolio turnover rate	172%		127%		97%		113%		326%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.92%, 0.92%, 1.22%, 1.49% and 1.49% for the year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, and year ended June 30, 2021, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$9.69		$9.66		$9.29		$11.14		$10.14

Income (loss) from investment operations:
Net investment income	0.43	A	0.57		0.26		0.19		0.08
Net gains (losses) on investments (both realized and unrealized)	0.43		0.15		0.25		(0.76)		1.26

Total income (loss) from investment operations	0.86		0.72		0.51		(0.57)		1.34

Less distributions:
Dividends from net investment income	(0.45)		(0.69)		(0.14)		(0.20)		(0.26)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)

Total distributions	(0.45)		(0.69)		(0.14)		(1.28)		(0.34)

Net asset value, end of period	$10.10		$9.69		$9.66		$9.29		$11.14

Total returnB	9.11%		7.80%		5.55%		(5.85)%		13.33%

Ratios and supplemental data:
Net assets, end of period	$269,076,278		$135,345,378		$100,552,992		$129,179,345		$129,211,872
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.98%		1.86%		1.97%		1.74%		2.00%
Expenses, net of reimbursements and/or recoupments	1.42	%C	1.26	%C	1.65	%C D	1.73	%C	1.96	%C
Net investment income, before expense reimbursements and/or recoupments	3.79%		4.30%		3.11%		1.26%		1.24%
Net investment income, net of reimbursements and/or recoupments	4.35%		4.90%		3.43%		1.27%		1.28%
Portfolio turnover rate	172%		127%		97%		113%		326%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.99%, 0.99%, 1.28%, 1.56% and 1.56% for the year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, and year ended June 30, 2021, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$9.70		$9.68		$9.30		$11.12		$10.13

Income (loss) from investment operations:
Net investment income	0.41	A	0.47		0.44		0.10	A	0.08
Net gains (losses) on investments (both realized and unrealized)	0.44		0.23		0.04		(0.69)		1.23

Total income (loss) from investment operations	0.85		0.70		0.48		(0.59)		1.31

Less distributions:
Dividends from net investment income	(0.43)		(0.68)		(0.10)		(0.15)		(0.24)
Distributions from net realized gains	-		-		-		(1.08)		(0.08)

Total distributions	(0.43)		(0.68)		(0.10)		(1.23)		(0.32)

Net asset value, end of period	$10.12		$9.70		$9.68		$9.30		$11.12

Total returnB	8.94%		7.50%		5.24%		(6.03)%		13.03%

Ratios and supplemental data:
Net assets, end of period	$2,307,615		$3,055,015		$1,821,486		$572,433		$1,411,885
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.29%		2.20%		2.35%		2.13%		2.32%
Expenses, net of reimbursements and/or recoupments	1.67	%C	1.51	%C	1.72	%C D	1.99	%C	2.20	%C
Net investment income, before expense reimbursements and/or recoupments	3.44%		3.96%		3.05%		0.81%		0.84%
Net investment income, net of reimbursements and/or recoupments	4.06%		4.65%		3.68%		0.95%		0.96%
Portfolio turnover rate	172%		127%		97%		113%		326%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C

Includes non-operating expenses consisting of prime broker fees, dividends and interest expense from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.24%, 1.24%, 1.40%, 1.81% and 1.81% for the year ended June 30, 2025, year ended June 30, 2024, year ended June 30, 2023, year ended June 30, 2022, and year ended June 30, 2021, respectively.

D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 22, 2022.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 Class
	Year Ended June 30,
	2025		2024	2023	2022		2021

Net asset value, beginning of period	$8.58		$8.02	$9.15	$11.02		$10.27

Income (loss) from investment operations:
Net investment income	0.43	A	0.76	1.61	0.38	A	0.41
Net gains (losses) on investments (both realized and unrealized)	0.26		0.24	(1.22)	(1.85)		0.71

Total income (loss) from investment operations	0.69		1.00	0.39	(1.47)		1.12

Less distributions:
Dividends from net investment income	(0.40)		(0.33)	(1.52)	(0.40)		(0.37)
Tax return of capital	(0.02)		(0.11)	-	-		-

Total distributions	(0.42)		(0.44)	(1.52)	(0.40)		(0.37)

Net asset value, end of period	$8.85		$8.58	$8.02	$9.15		$11.02

Total returnB	8.16%		12.89%	4.77%	(13.73)%		11.06%

Ratios and supplemental data:
Net assets, end of period	$13,937,326		$11,602,470	$7,782,080	$4,186,949		$11,799,339
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.87%		0.93%	1.01%	0.88%		0.91%
Expenses, net of reimbursements and/or recoupments	0.72%		0.72%	0.72%	0.72%		0.72%
Net investment income, before expense reimbursements and/or recoupments	4.74%		5.16%	5.05%	3.43%		3.05%
Net investment income, net of reimbursements and/or recoupments	4.89%		5.37%	5.34%	3.59%		3.24%
Portfolio turnover rate	74%		58%	63%	48%		79%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$8.53		$7.98	$9.12	$10.99	$10.25

Income (loss) from investment operations:
Net investment income	0.42	A	1.10	0.48	0.37	0.39
Net gains (losses) on investments (both realized and unrealized)	0.25		(0.11)	(0.10)	(1.84)	0.72

Total income (loss) from investment operations	0.67		0.99	0.38	(1.47)	1.11

Less distributions:
Dividends from net investment income	(0.39)		(0.33)	(1.52)	(0.40)	(0.37)
Tax return of capital	(0.02)		(0.11)	-	-	-

Total distributions	(0.41)		(0.44)	(1.52)	(0.40)	(0.37)

Net asset value, end of period	$8.79		$8.53	$7.98	$9.12	$10.99

Total returnB	8.09%		12.81%	4.68%	(13.76)%	11.00%

Ratios and supplemental data:
Net assets, end of period	$436,296,974		$203,770,438	$81,509,591	$139,290,122	$183,749,947
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93%		0.99%	1.06%	0.93%	0.96%
Expenses, net of reimbursements and/or recoupments	0.80%		0.80%	0.80%	0.80%	0.81%
Net investment income, before expense reimbursements and/or recoupments	4.69%		5.08%	4.90%	3.48%	3.02%
Net investment income, net of reimbursements and/or recoupments	4.82%		5.27%	5.16%	3.61%	3.17%
Portfolio turnover rate	74%		58%	63%	48%	79%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended June 30,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$8.40		$7.85		$9.02	$10.88	$10.16

Income (loss) from investment operations:
Net investment income	0.39	A	0.41	A	0.40	0.34	0.33
Net gains (losses) on investments (both realized and unrealized)	0.25		0.56		(0.06)	(1.82)	0.74

Total income (loss) from investment operations	0.64		0.97		0.34	(1.48)	1.07

Less distributions:
Dividends from net investment income	(0.38)		(0.32)		(1.51)	(0.38)	(0.35)
Tax return of capital	(0.01)		(0.10)		-	-	-

Total distributions	(0.39)		(0.42)		(1.51)	(0.38)	(0.35)

Net asset value, end of period	$8.65		$8.40		$7.85	$9.02	$10.88

Total returnB	7.72%		12.78%		4.23%	(14.03)%	10.67%

Ratios and supplemental data:
Net assets, end of period	$2,723,160		$1,527,043		$10,133,625	$18,192,880	$23,773,539
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.28%		1.31%		1.35%	1.22%	1.24%
Expenses, net of reimbursements and/or recoupments	1.09%		1.09%		1.09%	1.09%	1.09%
Net investment income, before expense reimbursements and/or recoupments	4.35%		4.87%		4.59%	3.20%	2.73%
Net investment income, net of reimbursements and/or recoupments	4.54%		5.09%		4.85%	3.33%	2.88%
Portfolio turnover rate	74%		58%		63%	48%	79%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2025		2024	2023	2022	2021

Net asset value, beginning of period	$8.40		$7.87	$9.03	$10.89	$10.16

Income (loss) from investment operations:
Net investment income	0.39	A	0.79	0.59	0.34	0.35
Net gains (losses) on investments (both realized and unrealized)	0.26		0.17	(0.23)	(1.81)	0.72

Total income (loss) from investment operations	0.65		0.96	0.36	(1.47)	1.07

Less distributions:
Dividends from net investment income	(0.38)		(0.33)	(1.52)	(0.39)	(0.34)
Tax return of capital	(0.02)		(0.10)	-	-	-

Total distributions	(0.40)		(0.43)	(1.52)	(0.39)	(0.34)

Net asset value, end of period	$8.65		$8.40	$7.87	$9.03	$10.89

Total returnB	7.90%		12.63%	4.44%	(13.94)%	10.73%

Ratios and supplemental data:
Net assets, end of period	$18,428,028		$8,116,991	$5,107,605	$5,523,840	$7,020,746
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25%		1.43%	1.31%	1.14%	1.16%
Expenses, net of reimbursements and/or recoupments	1.00%		1.00%	1.00%	1.00%	1.04%
Net investment income, before expense reimbursements and/or recoupments	4.37%		4.67%	4.70%	3.28%	2.81%
Net investment income, net of reimbursements and/or recoupments	4.62%		5.10%	5.01%	3.42%	2.93%
Portfolio turnover rate	74%		58%	63%	48%	79%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2025		2024	2023		2022		2021

Net asset value, beginning of period	$8.36		$7.83	$9.00		$10.85		$10.13

Income (loss) from investment operations:
Net investment income	0.33	A	0.38	0.49		0.25		0.27
Net gains (losses) on investments (both realized and unrealized)	0.24		0.52	(0.21)		(1.80)		0.72

Total income (loss) from investment operations	0.57		0.90	0.28		(1.55)		0.99

Less distributions:
Dividends from net investment income	(0.32)		(0.28)	(1.45)		(0.30)		(0.27)
Tax return of capital	(0.01)		(0.09)	-		-		-

Total distributions	(0.33)		(0.37)	(1.45)		(0.30)		(0.27)

Net asset value, end of period	$8.60		$8.36	$7.83		$9.00		$10.85

Total returnB	6.99%		11.81%	3.51%		(14.61)%		9.87%

Ratios and supplemental data:
Net assets, end of period	$9,746,084		$5,620,172	$5,131,491		$5,987,755		$8,803,669
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.90%		1.97%	2.03%		1.90%		1.95%
Expenses, net of reimbursements and/or recoupments	1.79%		1.79%	1.80	%C	1.82	%D	1.85%
Net investment income, before expense reimbursements and/or recoupments	3.72%		4.15%	3.98%		2.50%		2.02%
Net investment income, net of reimbursements and/or recoupments	3.83%		4.33%	4.21%		2.58%		2.12%
Portfolio turnover rate	74%		58%	63%		48%		79%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2022.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2021.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended June 30,
	2025		2024		2023		2022		2021

Net asset value, beginning of period	$8.74		$8.43		$9.26		$10.02		$9.92

Income (loss) from investment operations:
Net investment income	0.33	A	0.52		0.35		0.32		0.21
Net gains (losses) on investments (both realized and unrealized)	0.21		0.12		(0.10)		(0.83)		0.18

Total income (loss) from investment operations	0.54		0.64		0.25		(0.51)		0.39

Less distributions:
Dividends from net investment income	-		-		(1.08)		(0.25)		(0.29)
Tax return of capital	(0.35)		(0.33)		-		-		-

Total distributions	(0.35)		(0.33)		(1.08)		(0.25)		(0.29)

Net asset value, end of period	$8.93		$8.74		$8.43		$9.26		$10.02

Total returnB	6.29%		7.75%		2.95%		(5.20)%		4.00%

Ratios and supplemental data:
Net assets, end of period	$8,695,591		$9,743,738		$6,923,318		$5,328,507		$354,076
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.90%		2.36%		1.83%		2.24%		4.65	%C
Expenses, net of reimbursements and/or recoupments	0.57%		0.58	%D	0.57	%D	0.57	%D	0.57	%D
Net investment income (loss), before expense reimbursements and/or recoupments	1.35%		1.80%		1.31%		(0.06)%		(2.71	)%C
Net investment income, net of reimbursements and/or recoupments	3.68%		3.58%		2.57%		1.61%		1.37%
Portfolio turnover rate	79%		117%		60%		43%		54%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Expense ratios may exceed stated expense caps in Note 2 due to loan interest expenses.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended June 30,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$8.66		$8.39		$9.23	$9.98		$9.91

Income (loss) from investment operations:
Net investment income	0.31	A	0.28	A	0.50	0.12	A	0.11
Net gains (losses) on investments (both realized and unrealized)	0.20		0.32		(0.29)	(0.65)		0.25

Total income (loss) from investment operations	0.51		0.60		0.21	(0.53)		0.36

Less distributions:
Dividends from net investment income	-		-		(1.05)	(0.22)		(0.29)
Tax return of capital	(0.35)		(0.33)		-	-		-

Total distributions	(0.35)		(0.33)		(1.05)	(0.22)		(0.29)

Net asset value, end of period	$8.82		$8.66		$8.39	$9.23		$9.98

Total returnB	6.00%		7.30%		2.48%	(5.43)%		3.70%

Ratios and supplemental data:
Net assets, end of period	$312,660		$43,744		$125,866	$107,415		$202,627
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.33%		2.72%		2.26%	3.13%		5.33	%C
Expenses, net of reimbursements and/or recoupments	0.87%		0.87%		0.87%	0.87%		0.87%
Net investment income (loss), before expense reimbursements and/or recoupments	1.06%		1.45%		0.81%	(1.06)%		(3.36	)%C
Net investment income, net of reimbursements and/or recoupments	3.52%		3.30%		2.20%	1.20%		1.10%
Portfolio turnover rate	79%		117%		60%	43%		54%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended June 30,
	2025		2024		2023	2022		2021

Net asset value, beginning of period	$8.37		$8.16		$9.07	$9.87		$9.87

Income (loss) from investment operations:
Net investment income	0.24	A	0.35		1.53	0.04	A	0.03	A
Net gains (losses) on investments (both realized and unrealized)	0.21		0.19		(1.39)	(0.64)		0.26

Total income (loss) from investment operations	0.45		0.54		0.14	(0.60)		0.29

Less distributions:
Dividends from net investment income	-		-		(1.05)	(0.20)		(0.29)
Tax return of capital	(0.35)		(0.33)		-	-		-

Total distributions	(0.35)		(0.33)		(1.05)	(0.20)		(0.29)

Net asset value, end of period	$8.47		$8.37		$8.16	$9.07		$9.87

Total returnB	5.48%		6.71%		1.68%	(6.15)%		3.00%

Ratios and supplemental data:
Net assets, end of period	$1,454,586		$791,225		$519,021	$95,605		$139,238
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	3.83%		3.29%		2.74%	3.78%		6.04	%C
Expenses, net of reimbursements and/or recoupments	1.48%		1.52	%D	1.62%	1.62%		1.62%
Net investment income (loss), before expense reimbursements and/or recoupments	0.46%		0.89%		0.58%	(1.71)%		(4.08	)%C
Net investment income, net of reimbursements and/or recoupments	2.81%		2.66%		1.70%	0.45%		0.34%
Portfolio turnover rate	79%		117%		60%	43%		54%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.
D	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on November 1, 2023.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended June 30,
	2025		2024		2023	2022	2021

Net asset value, beginning of period	$8.57		$8.51		$9.32	$10.04	$9.92

Income (loss) from investment operations:
Net investment income	0.33	A	0.32	A	0.23	0.16	0.15
Net gains (losses) on investments (both realized and unrealized)	0.21		0.07		0.02	(0.66)	0.26

Total income (loss) from investment operations	0.54		0.39		0.25	(0.50)	0.41

Less distributions:
Dividends from net investment income	-		-		(1.06)	(0.22)	(0.29)
Tax return of capital	(0.35)		(0.33)		-	-	-

Total distributions	(0.35)		(0.33)		(1.06)	(0.22)	(0.29)

Net asset value, end of period	$8.76		$8.57		$8.51	$9.32	$10.04

Total returnB	6.42%		4.69%		2.89%	(5.06)%	4.21%

Ratios and supplemental data:
Net assets, end of period	$30,994		$30,301		$8,267,504	$9,050,291	$9,753,318
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.85%		2.21%		1.73%	2.38%	4.44	%C
Expenses, net of reimbursements and/or recoupments	0.47%		0.47%		0.47%	0.47%	0.47%
Net investment income (loss), before expense reimbursements and/or recoupments	1.41%		1.93%		1.36%	(0.30)%	(2.47	)%C
Net investment income, net of reimbursements and/or recoupments	3.79%		3.67%		2.62%	1.61%	1.50%
Portfolio turnover rate	79%		117%		60%	43%	54%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon FundSM

Federal Tax Information

June 30, 2025 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended June 30, 2025. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2025.

The Fund designated the following items with regard to distributions paid during the fiscal year ended June 30, 2025. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

SSI Alternative Income Fund	4.29%
TwentyFour Strategic Income Fund	N/A
TwentyFour Sustainable Short Term Bond Fund	N/A

Qualified Dividend Income:

SSI Alternative Income Fund	4.29%
TwentyFour Strategic Income Fund	N/A
TwentyFour Sustainable Short Term Bond Fund	N/A

Long-Term Capital Gain Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	0
TwentyFour Sustainable Short Term Bond Fund	0

Short-Term Capital Gain Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	0
TwentyFour Sustainable Short Term Bond Fund	0

Return of Capital Distributions:

SSI Alternative Income Fund	$0
TwentyFour Strategic Income Fund	841,164
TwentyFour Sustainable Short Term Bond Fund	408,736

Shareholders will receive notification in January 2026 of the applicable tax information necessary to prepare their 2025 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SSI Alternative Income Fund, American Beacon TwentyFour Strategic Income Fund and American Beacon TwentyFour Sustainable Short Term Bond Fund are service marks of American Beacon Advisors, Inc.

AR 06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon ARK Transformational Innovation Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, ARK Investment Management LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager and the sub-advisor in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into

2

Renewal and Approval of Management Agreement and Investment Advisory Agreement

by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Fund being profitable for the Manager before the payment of distribution-related expenses, and sustaining losses after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending

3

Renewal and Approval of Management Agreement and Investment Advisory Agreement

program on behalf of the Fund. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s Investment Advisory Agreement states that the sub-advisor will not charge the Fund a sub-advisory fee rate that is higher than that charged by the sub-advisor for the same advisory or sub-advisory services provided to other clients of the sub-advisor. The Board also considered the extent to which the sub-advisor earned a profit with respect to the services provided to the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the sub-advisor were reasonable in light of the services performed by the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate. The Board also considered that the current assets of the Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationship with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. The Board considered that the sub-advisor may benefit from soft dollar arrangements for proprietary and/or third-party research. Additionally, the Board considered the Manager’s representation that its relationship with the Fund helps to facilitate the Manager’s cross-selling opportunities for products sponsored by the sub-advisor for which the Fund’s distributor provides distribution services. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

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Renewal and Approval of Management Agreement and Investment Advisory Agreement

The expense comparisons in the Additional Considerations and Conclusions section below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	5	th Quintile

The Board also considered: (1) the Manager’s discussion of the challenges in identifying a suitable peer group for evaluating the Fund’s expenses and performance, given that few of the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category, pursue a comparable investment strategy; (2) the Manager’s explanation that, while the Fund’s trailing five-year performance was in the 5th quintile of its Broadridge Performance Universe and Morningstar Category, the Fund’s strategy has a higher volatility profile due to the Fund’s thematic focus on innovation-based companies and the concentrated holdings in the Fund’s portfolio, which may result in substantial underperformance or outperformance over various periods of time; (3) the Manager’s explanation that, although the Fund’s Broadridge Expense Group ranking was in the 4th quintile and the Fund’s Broadridge Performance Universe ranking and Morningstar Fee Level Ranking were in the 5th quintile, the Fund’s sub-advisor employs a higher-cost, research-intensive investment process that is unique in the marketplace and provides shareholders with a differentiated and active approach to investing in a concentrated portfolio of innovation-based companies; (4) that the Manager or its affiliated entities maintain other material business relationships with the sub-advisor or its affiliated entities; (5) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund; and (6) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

5

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon Shapiro Equity Opportunities Fund (“Equity Opportunities Fund”) and the American Beacon Shapiro SMID Cap Equity Fund (“SMID Cap Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the Investment Advisory Agreement among the Manager, Shapiro Capital Management, LLC (the “sub-advisor”), and the Trust (the “Investment Advisory Agreement”), on behalf of the Funds. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds and the sub-advisor for the Funds; (3) the profits, if any, earned by the Manager and the

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Renewal and Approval of Management Agreement and Investment Advisory Agreement

sub-advisor, an affiliate of the Manager, in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisors; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index(es), as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universes selected by Broadridge may not provide appropriate comparisons for a Fund due to the Fund investing in a more concentrated portfolio than its peers. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to the performance of a composite of other comparable investment accounts managed by the sub-advisor and each Fund’s current and former benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining losses with respect to each Fund before and after the payment of distribution related expenses. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for each Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for administering and overseeing the securities lending

7

Renewal and Approval of Management Agreement and Investment Advisory Agreement

program on behalf of the Funds. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board also considered the extent to which the sub-advisor, which is an affiliate of the Manager, earned a profit with respect to the services provided to each Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager and the sub-advisor were reasonable in light of the services performed by the Manager and the sub-advisor, respectively. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that that the current assets of each Fund did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances and cash collateral provided by the borrowers of the Funds’ securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for each Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and

8

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon Shapiro Equity Opportunities Fund

In considering the renewal of the Agreements for the Equity Opportunities Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	4	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	5	th Quintile
Compared to Morningstar Category	4	th Quintile

The Board also considered: (1) that the sub-advisor is an affiliate of the Manager; (2) representations by the Manager that the Fund’s strategy has a higher volatility profile due to the Fund’s limited sector exposure and the concentration of holdings in the Fund’s portfolio, which may result in underperformance or outperformance relative to the Fund’s Broadridge Performance Universe and/or Morningstar Category over various periods of time; (3) the Manager’s explanation that the Fund’s performance was negatively impacted in 2022 and 2024 by unfavorable stock selection as well as sector allocation effect; (4) that while the Fund’s Morningstar Fee Level Ranking and Broadridge Expense Universe ranking were in the 4th quintile, the Fund’s Broadridge Expense Group ranking was in the 3rd quintile; (5) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund; and (6) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Equity Opportunities Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Equity Opportunities Fund.

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Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon Shapiro SMID Cap Equity Fund

In considering the renewal of the Agreements for the SMID Cap Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	2	nd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	3	rd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	4	th Quintile
Compared to Morningstar Category	4	th Quintile

The Board also considered: (1) that the sub-advisor is an affiliate of the Manager; (2) representations by the Manager that the Fund’s strategy has a higher volatility profile due to the Fund’s limited sector exposure and the concentration of holdings in the Fund’s portfolio, which may result in underperformance or outperformance relative to the Fund’s Broadridge Performance Universe and/or Morningstar Category over various periods of time; (3) the Manager’s explanation that the Fund’s performance was negatively impacted in 2023 and 2024 by unfavorable stock selection as well as sector allocation effect; (4) information provided by the sub-advisor indicating that it had earned a profit with respect to the services that it provides to the Fund; and (5) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the SMID Cap Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the SMID Cap Fund.

10

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon SSI Alternative Income Fund (“Fund”); and (2) the Investment Advisory Agreement among the Manager, SSI Investment Management LLC (the “sub-advisor”) and the Trust (the “Investment Advisory Agreement”), on behalf of Fund The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the sub-advisor for the Fund; (3) the profits, if any, earned by the Manager and the sub-advisor, an affiliate of the Manager , in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as

11

Renewal and Approval of Management Agreement and Investment Advisory Agreement

pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisor; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the Fund’s investment performance; the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of the Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor, the Fund’s benchmark index for the strategy and a broad-based securities market index. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining losses before and after the payment of distribution-related expenses paid by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also considered that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses, and that the sub-advisor is waiving a portion of its sub-advisory fee.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

12

Renewal and Approval of Management Agreement and Investment Advisory Agreement

In analyzing the fee rates charged by the sub-advisor in connection with its investment advisory services to the Fund, the Board considered representations made by the sub-advisor that the Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board also considered the extent to which the sub-advisor, which is an affiliate of the Manager, earned a profit with respect to the services provided to a Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager and sub-advisor were reasonable in light of the services performed by the Manager and SSI. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rate. The Board also considered that the Fund’s current assets did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationship with the Fund. For example, the Board considered that the Manager may invest the Fund’s cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Similarly, the Board considered that the sub-advisor benefits from soft dollar arrangements for proprietary and/or third-party research. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge.

13

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2024. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon SSI Alternative Income Fund

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	3	rd Quintile
Compared to Broadridge Expense Universe	3	rd Quintile
Morningstar Fee Level Ranking	2	nd Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	3	rd Quintile
Compared to Morningstar Category	2	nd Quintile

The Board also considered: (1) that the sub-advisor is an affiliate of the Manager; (2) the Manager’s explanation that the Fund employs a limited-capacity strategy as the sub-advisor invests primarily in convertible bonds; (3) the Manager’s discussion of the challenges associated with identifying a suitable peer group for evaluating the Fund’s expenses and performance, as few (if any) of the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe, or its Morningstar category, pursue a comparable investment strategy; (4) information provided by the sub-advisor indicating that it had earned a profit with respect to the services it provides to the Fund; (5) that the sub-advisor has contractually agreed to waive a portion of its sub-advisory fees through October 31, 2025; and (6) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the American Beacon SSI Alternative Income Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

14

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At meetings held on May 20, 2025 and June 4, 2025 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Funds (the “Trust”) considered and then, at its June 4, 2025 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon TwentyFour Strategic Income Fund (“Strategic Income Fund”) and the American Beacon TwentyFour Sustainable Short Term Bond Fund (“Short Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”); and (2) the Investment Advisory Agreement among the Manager, TwentyFour Asset Management (US), LP (the “sub-advisor”), and the Trust, on behalf of the Strategic Income Fund and Short Term Bond Fund (the “Investment Advisory Agreement”). The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the sub-advisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the sub-advisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the sub-advisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board considered that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager or the sub-advisor may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered each Fund’s investment management and sub-advisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment

15

Renewal and Approval of Management Agreement and Investment Advisory Agreement

performance of the Funds and the sub-advisor for each Fund; (3) the profits, if any, earned by the Manager in rendering services to the Funds; (4) comparisons of services and fee rates with contracts entered into by the Manager or the sub-advisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the sub-advisor from its relationship with a Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Strategic Income Fund’s long-term performance and the Short Term Bond Fund’s performance since its inception on January 19, 2020; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement sub-advisor; and the Manager’s representations regarding its efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: each Fund’s investment performance the representations made by the sub-advisor regarding the sub-advisor’s level of staffing; the financial stability of the sub-advisor; and its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the sub-advisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge Performance Universe, Morningstar Category, and/or benchmark index, as well as the Fund’s Morningstar rating. The Board also considered that the Performance Universes selected by Broadridge may not provide appropriate comparisons for the Funds due to the Funds’ unique or distinctive investment strategies. The Board considered the information provided by Broadridge regarding its independent methodology for selecting each Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board also evaluated the comparative information provided by the sub-advisor regarding the performance of each Fund relative to the performance of a composite of comparable investment accounts managed by the sub-advisor, an appropriate peer group and the Fund’s benchmark index for the strategy. In addition, the Board considered the Manager’s recommendation to continue to retain the sub-advisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of fund sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining losses with respect to each Fund before and after the payment of distribution related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds. The Board also considered that, for each Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

16

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also considered that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each sub-advisor in connection with its investment advisory services to a Fund, the Board considered representations made by the sub-advisor that each Fund’s sub-advisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the sub-advisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the sub-advisor with respect to the negotiation of sub-advisory fee rates. In addition, the Board considered that sub-advisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fee rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the sub-advisory fee rates. The Board also considered that each Fund’s current assets did not exceed the threshold necessary to reach the first sub-advisory fee rate breakpoint.

In addition, the Board considered the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. In this regard, the Board considered that each Fund’s current did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and sub-advisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the Manager’s and sub-advisor’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager and/or the sub-advisor as a result of the advisory relationships with the Funds. For example, the Board considered that the Manager may invest the Funds’ cash balances in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the sub-advisor by virtue of their relationships with the Funds appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made for the Strategic Income Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. The Short Term Bond Fund does not offer R5 Class shares. Therefore, that Fund’s performance comparisons were made to the Fund’s Y Class shares. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to each Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, which is typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of sub-advisor skill.

17

Renewal and Approval of Management Agreement and Investment Advisory Agreement

The expense comparisons in the Additional Considerations and Conclusions sections below were made for the Strategic Income Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group. For the Short Term Bond Fund, which does not offer R5 Class shares, the Fund’s Y Class shares were used for purposes of expense comparisons relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to each Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for each Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for a Fund as of December 31, 2024. References to each Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable funds as determined by Morningstar.

For each Fund, the Board considered a Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

Additional Considerations and Conclusions with Respect to the American Beacon TwentyFour Strategic Income Fund

In considering the renewal of the Agreements for the Strategic Income Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	4	th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

The Board also considered: (1) the Manager’s representations regarding the higher expenses associated with the complexity of the sub-advisor’s investment strategy as compared to funds in the Fund’s Broadridge Expense Group and Universe and its Morningstar category; (2) that the Fund’s trailing five-year performance, net of expenses, was in the 1st quintile of its Broadridge Performance Universe and Morningstar Category; and (3) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Strategic Income Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

18

Renewal and Approval of Management Agreement and Investment Advisory Agreement

Additional Considerations and Conclusions with Respect to the American Beacon TwentyFour Sustainable Short Term Bond Fund

In considering the renewal of the Agreements for the Short Term Bond Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking
Compared to Broadridge Expense Group	4	th Quintile
Compared to Broadridge Expense Universe	5	th Quintile
Morningstar Fee Level Ranking	5	th Quintile

Broadridge and Morningstar Performance Analysis (three-year period ended December 31, 2024)
Compared to Broadridge Performance Universe	1	st Quintile
Compared to Morningstar Category	1	st Quintile

The Board also considered: (1) the Manager’s representations regarding the higher expenses associated with the complexity of the sub-advisor’s investment strategy as compared to funds in the Fund’s Broadridge Expense Group and Universe and its Morningstar category; (2) that the Fund’s trailing three-year performance, net of expenses, was in the 1st quintile of its Broadridge Performance Universe and Morningstar Category; and (3) the Manager’s recommendation to continue to retain the sub-advisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the sub-advisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Short Term Bond Fund and its shareholders would benefit from the Manager’s and sub-advisor’s continued management of the Fund.

19

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
Principal Executive Officer
American Beacon Funds
Date: September 10, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Principal Financial Officer
American Beacon Funds
Date: September 10, 2025